As filed with the Securities and Exchange            Registration No. 33-75964*
Commission on  February 9, 1998                      Registration No. 811-2513
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 16 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements:
33-75958; 33-75960; and 33-75994.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4                        PART A (PROSPECTUS)            LOCATION - PROSPECTUS DATED MAY 1,1997 AND
ITEM NO.                                                       AS AMENDED BY SUPPLEMENTS DATED AUGUST 21,
                                                                        1997 AND FEBRUARY 9, 1998

   1   Cover Page...........................................   Cover Page, and as amended

   2   Definitions..........................................   Definitions

   3   Synopsis.............................................   Prospectus Summary; Fee Table, and as amended

   4   Condensed Financial Information......................   Condensed Financial Information, and as
                                                               amended

   5   General Description of Registrant, Depositor, and       The Company; Variable Annuity Account C; The
       Portfolio Companies..................................   Funds, and as amended

   6   Deductions and Expenses..............................   Charges and Deductions, and as amended;
                                                               Distribution

   7   General Description of Variable Annuity Contracts....   Purchase; Miscellaneous, and as amended

   8   Annuity Period.......................................   Annuity Period

   9   Death Benefit........................................   Death Benefit During Accumulation Period;
                                                               Death Benefit Payable During the Annuity
                                                               Period

   10  Purchases and Contract Value.........................   Purchase; Contract Valuation

   11  Redemptions..........................................   Right to Cancel; Withdrawals

   12  Taxes................................................   Tax Status

   13  Legal Proceedings....................................   Miscellaneous - Legal Matters and Proceedings

   14  Table of Contents of the Statement of Additional        Contents of the Statement of Additional
       Information..........................................   Information


FORM N-4   PART B (STATEMENT OF ADDITIONAL INFORMATION)        LOCATION - STATEMENT OF ADDITIONAL
ITEM NO.                                                       INFORMATION DATED FEBRUARY 9, 1998


   15  Cover Page...........................................   Cover page

   16  Table of Contents....................................   Table of Contents

   17  General Information and History......................   General Information and History

   18  Services.............................................   General Information and History; Independent
                                                               Auditors

   19  Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

   20  Underwriters.........................................   Offering and Purchase of Contracts

   21  Calculation of Performance Data......................   Performance Data; Average Annual Total
                                                               Return Quotations

   22  Annuity Payments.....................................   Annuity Payments

   23  Financial Statements.................................   Financial Statements

                      Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus is incorporated into Part A of this Post-Effective Amendment No. 16 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on April 11, 1997 (Accession No. 0000950146-97-000583) and by reference to a Supplement to the Prospectus dated August 21, 1997, as contained in Post-Effective Amendment No. 14 which was filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101) and, further, by reference to a Supplement to the Prospectus dated February 9, 1998 which is included in Part A of this Post-Effective Amendment No. 16. The Statement of Additional Information, dated February 9,1998 is included in Part B of this Post-Effective Amendment No. 16.

                    Aetna Life Insurance and Annuity Company

                           Variable Annuity Account C

   Variable Annuity Contracts for Tax-Deferred Annuity Plans (Section 403(b))
                 and Defined Contribution Plans (Section 401(a))

        Supplement dated February 9, 1998 to Prospectus dated May 1, 1997 and as supplemented on August 21, 1997


The information herein updates and amends the information contained in the Prospectus dated May 1, 1997 as supplemented on August 21, 1997 (the 'Prospectus') and should be read with that Prospectus.

[bullet]Charges and Deductions - Page 6

The first paragraph under "Mortality and Expense Risk Charge" is replaced by the following:

Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract. The mortality and expense risk charge may be reduced for a Contract Holder under various conditions as agreed to by us and the Contract Holder in writing. Whether such a reduction is available will be determined by the Company based upon consideration of some or all of the following factors:

[bullet] The size of the prospective group.

[bullet] The number of eligible participants and the program's participation rate.

[bullet] The projected annual Purchase Payments for the number of Participants estimated to choose the Contract.

[bullet] The frequency of projected distributions.

[bullet] The type and level of administrative and sales services to be provided.

[bullet] The Contract Holder's support and involvement in the communication, enrollment, and Participant education.

[bullet] The frequency, consistency and method of submitting Purchase Payments.

[bullet] The retirement program design. For example, the program may favor the stability of invested assets and limit the conditions for withdrawals, loans and investment options which in turn will lower administrative expenses.

[bullet] The type and level of other factors that affect the overall administrative expense.

Prospective purchasers eligible for a reduction in the mortality and expense risk charge will be notified of their eligibility and the amount of the charge applicable to their Contract prior to the Company's acceptance of an application for the Contract. We may also make reductions, after the Contract has been issued, according to the Company's rules in effect at the time there is a material change in any of the above factors. We will notify the Contract Holder of any reduction prior to it occurring. Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person.

[bullet]Charges and Deductions - Maintenance Fee - Page 6

The last paragraph under "Reduction or Elimination of the Maintenance Fee", which begins on page 6, is replaced with the following:

Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We may also make reductions, after the Contract has been issued, according to the Company's rules in effect at the time there is a material change in any of the above factors. We will notify the Contract Holder of any reduction prior to it occurring. We reserve the right to change these rules from time to time.

[bullet]Condensed Financial Information - Page AUV History - 1 through
        AUV History 4

The following three tables supplement the Condensed Financial Information Table found on pages AUV History 1-4 in the prospectus. Each table shows unaudited data derived from the financial statements of the Separate Account for the nine month period ended September 30,1997. The data in each table is based on a different level of total Separate Account charges as indicated:

                    CONDENSED FINANCIAL INFORMATION
 (Selected data for accumulation units outstanding throughout each period)
================================================================================

                                Table I

     (For Contracts with total Separate Account charges of 1.25%)

The condensed financial information presented below for the period ended September 30, 1997 (unaudited) is supplemental to the Condensed Financial Information for the ten-year period ended December 31, 1996 (audited) in the Prospectus.

                                                               Period ended
                                                             September 30.1997
                                                                (Unaudited)

AETNA VARIABLE FUND
Value at beginning of period                                      $17.302
Value at end of period                                            $22.644
Increase (decrease) in value of accumulation unit(1)                30.87%
Number of accumulation units outstanding at end of period   176,229,616.3

AETNA INCOME SHARES
Value at beginning of period                                      $12.377
Value at end of period                                            $13.050
Increase (decrease) in value of accumulation unit(1)                 5.44%
Number of accumulation units outstanding at end of period    17,311,240.8

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                      $11.473
Value at end of period                                            $11.826
Increase (decrease) in value of accumulation unit(1)                 3.08%
Number of accumulation units outstanding at end of period    12,215,448.7

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                      $15.551
Value at end of period                                            $18.496
Increase (decrease) in value of accumulation unit(1)                18.94%
Number of accumulation units outstanding at end of period    34,235,851.8

AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                      $13.025
Value at end of period                                            $15.621
Increase (decrease) in value of accumulation unit(1)                19.93%
Number of accumulation units outstanding at end of period     3,076,293.2

AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                      $12.450
Value at end of period                                            $14.554
Increase (decrease) in value of accumulation unit(1)                16.90%
Number of accumulation units outstanding at end of period     2,164,194.8

AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                      $11.930
Value at end of period                                            $13.469
Increase (decrease) in value of accumulation unit(1)                12.89%
Number of accumulation units outstanding at end of period     1,218,437.4

AETNA VARIABLE CAPITAL  APPRECIATION PORTFOLIO(3)
Value at beginning of period                                      $12.913
Value at end of period                                            $13.377
Increase (decrease) in value of accumulation unit(1)                 3.59%
Number of accumulation units outstanding at end of period           489.1

================================================================================
                                                                Period Ended
                                                              September 30, 1997
                                                                 (Unaudited)
AETNA VARIABLE GROWTH PORTFOLIO(4)
Value at beginning of period                                       $11.635
Value at end of period                                             $13.845
Increase (decrease) in value of accumulation unit(1)                 18.99%
Number of accumulation units outstanding at end of period             16.2

AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                       $10.924
Value at end of period                                             $14.100
Increase (decrease) in value of accumulation unit(1)                 29.08%
Number of accumulation units outstanding at end of period      3,863,969.9

AETNA VARIABLE SMALL COMPANY PORTFOLIO(5)
Value at beginning of period                                       $12.299
Value at end of period                                             $14.081
Increase (decrease) in value of accumulation unit(1)                 14.49%
Number of accumulation units outstanding at end of period            160.7

ALGER AMERICAN GROWTH PORTFOLIO(2)
Value at beginning of period                                       $11.370
Value at end of period                                             $14.668
Increase (decrease) in value of accumulation unit(1)                 29.01%
Number of accumulation units outstanding at end of period      8,052,764.6

ALGER AMERICAN SMALL CAP PORTFOLIO(2)
Value at beginning of period                                       $13.838
Value at end of period                                             $16.286
Increase (decrease) in value of accumulation unit(1)                 17.70%
Number of accumulation units outstanding at end of period     16,557,231.9

AMERICAN CENTURY VP CAPITAL APPRECIATION(2)*
Value at beginning of period                                       $14.395
Value at end of period                                             $15.849
Increase (decrease) in value of accumulation unit(1)                 10.10%
Number of accumulation units outstanding at end of period     11,870,358.8

CALVERT SOCIAL BALANCED PORTFOLIO**
Value at beginning of period                                       $15.044
Value at end of period                                             $17.769
Increase (decrease) in value of accumulation unit(1)                 18.11%
Number of accumulation units outstanding at end of period      1,446,488.2

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                       $12.455
Value at end of period                                             $15.518
Increase (decrease) in value of accumulation unit(1)                 24.59%
Number of accumulation units outstanding at end of period     10,271,212.2

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $12.518
Value at end of period                                             $15.573
Increase (decrease) in value of accumulation unit(1)                 24.41%
Number of accumulation units outstanding at end of period      6,599,576.9

FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $11.402
Value at end of period                                             $14.061
Increase (decrease) in value of accumulation unit(1)                 23.32%
Number of accumulation units outstanding at end of period      6,082,316.8

FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $11.137
Value at end of period                                             $13.186
Increase (decrease) in value of accumulation unit(1)                 18.40%
Number of accumulation units outstanding at end of period        715,460.3

FRANKLIN GOVERNMENT SECURITIES TRUST(2)
Value at beginning of period                                       $12.088
Value at end of period                                             $12.826
Increase (decrease) in value of accumulation unit(1)                  6.11%
Number of accumulation units outstanding at end of period        802,112.3

================================================================================
                                                                 Period Ended
                                                              September 30, 1997
                                                                 (Unaudited)

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                        $14.202
Value at end of period                                              $15.566
Increase (decrease) in value of accumulation unit(1)                   9.61%
Number of accumulation units outstanding at end of period       9,114,364.7

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                        $12.449
Value at end of period                                              $14.725
Increase (decrease) in value of accumulation unit(1)                  18.28%
Number of accumulation units outstanding at end of period       1,720,444.0

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                        $13.022
Value at end of period                                              $13.976
Increase (decrease) in value of accumulation unit(1)                   7.32%
Number of accumulation units outstanding at end of period         804,369.4

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                        $12.716
Value at end of period                                              $15.629
Increase (decrease) in value of accumulation unit(1)                  22.91%
Number of accumulation units outstanding at end of period       2,859,604.1

JANUS ASPEN SHORT-TERM BOND PORTFOLIO(2)
Value at beginning of period                                        $10.600
Value at end of period                                              $11.032
Increase (decrease) in value of accumulation unit(1)                   4.08%
Number of accumulation units outstanding at end of period         105,021.0

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                        $13.860
Value at end of period                                              $17.395
Increase (decrease) in value of accumulation unit(1)                  25.51%
Number of accumulation units outstanding at end of period       6,418,633.6

LEXINGTON NATURAL RESOURCES TRUST***
Value at beginning of period                                        $14.686
Value at end of period                                              $17.973
Increase (decrease) in value of accumulation unit(1)                  22.38%
Number of accumulation units outstanding at end of period       1,830,284.1

NEUBERGER & BERMAN GROWTH PORTFOLIO(2)
Value at beginning of period                                        $15.461
Value at end of period                                              $20.200
Increase (decrease) in value of accumulation unit(1)                  30.65%
Number of accumulation units outstanding at end of period       2,901,208.0

SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES(2)
Value at beginning of period                                        $15.781
Value at end of period                                              $18.079
Increase (decrease) in value of accumulation unit(1)                  14.56%
Number of accumulation units outstanding at end of period       6,514,240.6

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or shorter period if indicated, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) These Funds were replaced effective November 28,1997 as described in prospectus supplement dated August 21,1997.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during August 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(4) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during June 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(5) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during July 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

*  Formerly TCI Portfolios, Inc.--TCI Growth.

** Formerly Calvert Responsibly Invested Balanced Portfolio.

***This Fund will be removed from the list of Funds after all participants have directed money allocated to this Subaccount to other available options

                    CONDENSED FINANCIAL INFORMATION
================================================================================
                               Table II

 (For Contracts with total Separate Account charges of 1.50%, including a 0.25%
             administrative expense charge beginning April 7, 1997)

The condensed financial information presented below for the period ending September 30, 1997 (unaudited) is supplemental to the Condensed Financial Information for the ten-year period ended December 31, 1996 (audited) in the Prospectus.

                                                              Period ended
                                                            September 30, 1997
                                                               (Unaudited)

AETNA VARIABLE FUND
Value at beginning of period                                     $17.861
Value at end of period                                           $22.617
Increase (decrease) in value of accumulation unit(1)               26.63%(3)
Number of accumulation units outstanding at end of period    1,690,604.1

AETNA INCOME SHARES
Value at beginning of period                                     $12.302
Value at end of period                                           $13.035
Increase (decrease) in value of accumulation unit(1)                5.96%(3)
Number of accumulation units outstanding at end of period      209,867.7

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                     $11.592
Value at end of period                                           $11.812
Increase (decrease) in value of accumulation unit(1)                1.90%(3)
Number of accumulation units outstanding at end of period      170,630.1

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                     $15.674
Value at end of period                                           $18.474
Increase (decrease) in value of accumulation unit(1)               17.86%(3)
Number of accumulation units outstanding at end of period      494,075.9

AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                     $13.020
Value at end of period                                           $15.603
Increase (decrease) in value of accumulation unit(1)               19.84%(3)
Number of accumulation units outstanding at end of period       24,326.4

AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                     $12.449
Value at end of period                                           $14.537
Increase (decrease) in value of accumulation unit(1)               16.77%(3)
Number of accumulation units outstanding at end of period       28,712.4

AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                     $11.873
Value at end of period                                           $13.453
Increase (decrease) in value of accumulation unit(1)               13.31%(3)
Number of accumulation units outstanding at end of period       14,692.8

AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                     $11.345
Value at end of period                                           $14.084
Increase (decrease) in value of accumulation unit(1)               24.14%(3)
Number of accumulation units outstanding at end of period       21,737.0

================================================================================
                                                                Period Ended
                                                              September 30, 1997
                                                                 (Unaudited)

ALGER AMERICAN GROWTH PORTFOLIO(2)
Value at beginning of period                                       $11.648
Value at end of period                                             $14.650
Increase (decrease) in value of accumulation unit(1)                 25.77%(3)
Number of accumulation units outstanding at end of period         76,881.5

ALGER AMERICAN SMALL CAP PORTFOLIO(2)
Value at beginning of period                                       $12.621
Value at end of period                                             $16.267
Increase (decrease) in value of accumulation unit(1)                 28.89%(3)
Number of accumulation units outstanding at end of period        115,240.5

AMERICAN CENTURY VP CAPITAL APPRECIATION(2)*
Value at beginning of period                                       $12.646
Value at end of period                                             $15.830
Increase (decrease) in value of accumulation unit(1)                 25.18%(3)
Number of accumulation units outstanding at end of period        146,028.4

CALVERT SOCIAL BALANCED PORTFOLIO**
Value at beginning of period                                       $14.934
Value at end of period                                             $17.748
Increase (decrease) in value of accumulation unit(1)                  18.84%(3)
Number of accumulation units outstanding at end of period         21,044.1

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                       $12.388
Value at end of period                                             $15.499
Increase (decrease) in value of accumulation unit(1)                 25.11%(3)
Number of accumulation units outstanding at end of period        155,500.0

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $12.711
Value at end of period                                             $15.555
Increase (decrease) in value of accumulation unit(1)                 22.37%(3)
Number of accumulation units outstanding at end of period        119,864.4

FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $11.373
Value at end of period                                             $14.044
Increase (decrease) in value of accumulation unit(1)                 23.49%(3)
Number of accumulation units outstanding at end of period         94,675.7

FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $11.253
Value at end of period                                             $13.170
Increase (decrease) in value of accumulation unit(1)                 17.04%(3)
Number of accumulation units outstanding at end of period          7,727.2

FRANKLIN GOVERNMENT SECURITIES TRUST(2)
Value at beginning of period                                       $12.112
Value at end of period                                             $12.811
Increase (decrease) in value of accumulation unit(1)                  2.77%(3)
Number of accumulation units outstanding at end of period          9,655.0

================================================================================
                                                                Period Ended
                                                             September 30, 1997
                                                                (Unaudited)

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $12.594
Value at end of period                                            $15.547
Increase (decrease) in value of accumulation unit(1)                23.45%(3)
Number of accumulation units outstanding at end of period        75,489.5

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $12.760
Value at end of period                                            $14.707
Increase (decrease) in value of accumulation unit(1)                15.26%(3)
Number of accumulation units outstanding at end of period        18,986.1

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $13.025
Value at end of period                                            $13.959
Increase (decrease) in value of accumulation unit(1)                 7.17%(3)
Number of accumulation units outstanding at end of period        12,816.5

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $12.975
Value at end of period                                            $15.611
Increase (decrease) in value of accumulation unit(1)                20.32%(3)
Number of accumulation units outstanding at end of period        51,538.3

JANUS ASPEN SHORT-TERM BOND PORTFOLIO(2)
Value at beginning of period                                      $10.691
Value at end of period                                            $11.019
Increase (decrease) in value of accumulation unit(1)                 3.07%(3)
Number of accumulation units outstanding at end of period         1,797.2

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $14.439
Value at end of period                                            $17.374
Increase (decrease) in value of accumulation unit(1)                20.33%(3)
Number of accumulation units outstanding at end of period       157,920.3

LEXINGTON NATURAL RESOURCES TRUST***
Value at beginning of period                                      $13.756
Value at end of period                                            $17.952
Increase (decrease) in value of accumulation unit(1)                30.50%(3)
Number of accumulation units outstanding at end of period        23,581.4

NEUBERGER & BERMAN GROWTH PORTFOLIO(2)
Value at beginning of period                                      $16.162
Value at end of period                                            $20.175
Increase (decrease) in value of accumulation unit(1)                24.83%(3)
Number of accumulation units outstanding at end of period        21,254.7

SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES(2)
Value at beginning of period                                      $15.781
Value at end of period                                            $18.058
Increase (decrease) in value of accumulation unit(1)                14.43%(3)
Number of accumulation units outstanding at end of period        44,160.4

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or shorter period if indicated, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) These Funds were replaced effective November 28,1997 as described in prospectus supplement dated August 21,1997.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during April 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

*  Formerly TCI Portfolios, Inc.--TCI Growth.

** Formerly Calvert Responsibly Invested Balanced Portfolio.

***This Fund will be removed from the list of Funds after all participants have directed money allocated to this Subaccount to other available options

                    CONDENSED FINANCIAL INFORMATION
================================================================================
                               Table III

        (For Contracts that contain contractual limits on fees)

The condensed financial information presented below for the period ending September 30, 1997 (unaudited) is supplemental to the Condensed Financial Information found in the Prospectus for the ten-year period ended December 31, 1996 (audited). This information applies only to certain Contracts as described above.

                                                                Period ended
                                                             September 30, 1997
                                                                 (Unaudited)
AETNA VARIABLE FUND
Value at beginning of period                                       $19.673
Value at end of period                                             $22.662
Increase (decrease) in value of accumulation unit(1)                 15.19%(3)
Number of accumulation units outstanding at end of period      6,219,046.1

AETNA INCOME SHARES
Value at beginning of period                                       $12.629
Value at end of period                                             $13.056
Increase (decrease) in value of accumulation unit(1)                  3.38%(3)
Number of accumulation units outstanding at end of period        457,722.7

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                       $11.674
Value at end of period                                             $11.826
Increase (decrease) in value of accumulation unit(1)                  1.30%(3)
Number of accumulation units outstanding at end of period        617,770.0

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                       $16.739
Value at end of period                                             $18.511
Increase (decrease) in value of accumulation unit(1)                 10.59%(3)
Number of accumulation units outstanding at end of period        457,413.6

AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                       $13.971
Value at end of period                                             $15.639
Increase (decrease) in value of accumulation unit(1)                 11.94%(3)
Number of accumulation units outstanding at end of period         8,880.1

AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                       $13.199
Value at end of period                                             $14.570
Increase (decrease) in value of accumulation unit(1)                 10.39%(3)
Number of accumulation units outstanding at end of period         47,304.5

AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                       $12.496
Value at end of period                                             $13.484
Increase (decrease) in value of accumulation unit(1)                  7.91%(3)
Number of accumulation units outstanding at end of period         15,768.9

AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                       $12.748
Value at end of period                                             $14.105
Increase (decrease) in value of accumulation unit(1)                 10.64%(3)
Number of accumulation units outstanding at end of period         11,001.5

================================================================================
                                                                Period Ended
                                                              September 30, 1997
                                                                 (Unaudited)

ALGER AMERICAN GROWTH PORTFOLIO(2)
Value at beginning of period                                       $12.631
Value at end of period                                             $14.668
Increase (decrease) in value of accumulation unit(1)                 16.13%(3)
Number of accumulation units outstanding at end of period         21,825.3

ALGER AMERICAN SMALL CAP PORTFOLIO(2)
Value at beginning of period                                       $13.334
Value at end of period                                             $16.286
Increase (decrease) in value of accumulation unit(1)                 22.14%(3)
Number of accumulation units outstanding at end of period         50,772.1

AMERICAN CENTURY VP CAPITAL APPRECIATION(2)*
Value at beginning of period                                       $13.551
Value at end of period                                             $15.849
Increase (decrease) in value of accumulation unit(1)                16.96%(3)
Number of accumulation units outstanding at end of period        58,116.9

CALVERT SOCIAL BALANCED PORTFOLIO**
Value at beginning of period                                       $19.178
Value at end of period                                             $17.769
Increase (decrease) in value of accumulation unit(1)                (7.35%)(3)
Number of accumulation units outstanding at end of period          3,568.6

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                       $13.443
Value at end of period                                             $15.518
Increase (decrease) in value of accumulation unit(1)                 15.44%(3)
Number of accumulation units outstanding at end of period         28,126.5

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $14.065
Value at end of period                                             $15.573
Increase (decrease) in value of accumulation unit(1)                  10.72%(3)
Number of accumulation units outstanding at end of period          47,051.9

FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $12.498
Value at end of period                                             $14.061
Increase (decrease) in value of accumulation unit(1)                 12.51%(3)
Number of accumulation units outstanding at end of period         30,818.8

FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $12.518
Value at end of period                                             $13.186
Increase (decrease) in value of accumulation unit(1)                  5.34%(3)
Number of accumulation units outstanding at end of period          1,611.0

FRANKLIN GOVERNMENT SECURITIES TRUST(2)
Value at beginning of period                                       $12.462
Value at end of period                                             $12.826
Increase (decrease) in value of accumulation unit(1)                  2.92%(3)
Number of accumulation units outstanding at end of period         18,823.4

================================================================================
                                                               Period Ended
                                                             September 30, 1997
                                                               (Unaudited)

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $14.156
Value at end of period                                            $15.566
Increase (decrease) in value of accumulation unit(1)                 9.96%(3)
Number of accumulation units outstanding at end of period        26,563.6

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $13.573
Value at end of period                                            $14.725
Increase (decrease) in value of accumulation unit(1)                 8.49%(3)
Number of accumulation units outstanding at end of period         6,324.2

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $13.448
Value at end of period                                            $13.976
Increase (decrease) in value of accumulation unit(1)                 3.93%(3)
Number of accumulation units outstanding at end of period          301.9

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $13.985
Value at end of period                                            $15.629
Increase (decrease) in value of accumulation unit(1)                11.76%(3)
Number of accumulation units outstanding at end of period         6,132.4

JANUS ASPEN SHORT-TERM BOND PORTFOLIO(2)
Value at beginning of period                                      $10.850
Value at end of period                                            $11.032
Increase (decrease) in value of accumulation unit(1)                 1.68%(3)
Number of accumulation units outstanding at end of period          387.4

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $15.828
Value at end of period                                            $17.395
Increase (decrease) in value of accumulation unit(1)                 9.90%(3)
Number of accumulation units outstanding at end of period        59,317.0

LEXINGTON NATURAL RESOURCES TRUST***
Value at beginning of period                                      $15.221
Value at end of period                                            $17.973
Increase (decrease) in value of accumulation unit(1)                18.08%(3)
Number of accumulation units outstanding at end of period        11,124.9

NEUBERGER & BERMAN GROWTH PORTFOLIO(2)
Value at beginning of period                                      $17.467
Value at end of period                                            $20.200
Increase (decrease) in value of accumulation unit(1)                15.65%(3)
Number of accumulation units outstanding at end of period         6,676.9

SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES(2)
Value at beginning of period                                      $17.350
Value at end of period                                            $18.079
Increase (decrease) in value of accumulation unit(1)                 4.20%(3)
Number of accumulation units outstanding at end of period        10,477.1

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or shorter period if indicated, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) These Funds were replaced effective November 28,1997 as described in prospectus supplement dated August 21,1997.

(3) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during June 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

*  Formerly TCI Portfolios, Inc.--TCI Growth.

** Formerly Calvert Responsibly Invested Balanced Portfolio.

***This Fund will be removed from the list of Funds after all participants have directed money allocated to this Subaccount to other available options.

The following information is added as its own subsection to the end of section entitled `Miscellaneous' on page 18 of the prospectus:

Year 2000

Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory, (ii) assessment,
(iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Account, including those relating to the Company, and Aeltus Investment Management, Inc., the subadviser to most Aetna affiliated mutual funds. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C

                                       OF

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

           Statement of Additional Information dated February 9, 1998

            Group and Individual Variable Annuity Contracts Available
                        under Section 403(b) and 401(a)


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997 as amended by supplements dated August 21, 1997 and February 9, 1998.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page


General Information and History............................................ 1
Variable Annuity Account C................................................. 1
Offering and Purchase of Contracts......................................... 2
Performance Data........................................................... 2
      General.............................................................. 2
      Average Annual Total Return Quotations............................... 3
Annuity Payments........................................................... 7
Sales Material and Advertising..............................................8
Independent Auditors....................................................... 8
Financial Statements of the Separate Account............................... S-1
Financial Statements of Aetna Life Insurance and Annuity Company........... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitution of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.

The Funds currently available under the Contract are as follows:


Aetna Variable Fund
Aetna Income Shares
Aetna Variable Encore Fund
Aetna Investment Advisers Fund, Inc.
Aetna Ascent Variable Portfolio
Aetna Crossroads Variable Portfolio
Aetna Legacy Variable Portfolio
Aetna Variable Capital Appreciation Portfolio
Aetna Variable Growth Portfolio
Aetna Variable Index Plus Portfolio
Aetna Variable Small Company Portfolio
Calvert Social Balanced Portfolio**
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust*
Portfolio Partners, Inc. MFS Emerging Equities Portfolio
Portfolio Partners, Inc. MFS Research Growth Portfolio
Portfolio Partners, Inc. MFS Value Equity Portfolio
Portfolio Partners, Inc. Scudder International Growth Portfolio
Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

*This Fund will be removed from the list of Funds after all participants have directed their allocations to other investment options.

**Formerly Calvert Responsibly Invested Balanced Portfolio.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA
GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date the Fund was first available under the Separate Account and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges if applicable during the period shown and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance reflected the investment performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the Fund's inception date and/or the date the Fund was added to the Separate Account.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


Table A shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1997 for the Subaccounts available under Single Payment Accounts issued by the Company as of September 30, 1997 (not all such Funds are currently available, as indicated). No maintenance fee applies to these single premium Accounts. Table B reflects the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1997 for the Subaccounts available under Installment Payment Accounts with a $20 annual maintenance fee as of September 30, 1997 (not all such Funds are currently available, as indicated). The Company may also advertise total return quotations for Installment Payment Accounts with a $15 and a $7.50 annual maintenance fee. The returns shown below reflect the 0.25% administrative expense charge applicable to some Contracts. The Company may also advertise returns that do not reflect such charges. In both sets of tables shown below, for those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since the date the Fund first received contributions through the Separate Account (in the case of standardized performance) or since inception of the Fund (in the case of non-standardized performance). Percentages reflecting partial periods are denoted with an asterisk.

                                     TABLE A

                                                                                          DATE
   SINGLE PAYMENT ACCOUNT:                              STANDARDIZED                  CONTRIBUTIONS
     ($0 MAINTENANCE FEE)                                                             FIRST RECEIVED
                                                                                        UNDER THE

          SUBACCOUNT                        1  Year     5 Years       10 Years       SEPARATE ACCOUNT

Aetna Variable Fund(2)                       34.45%       16.33%       12.84%             --
Aetna Income Shares(2)                        2.25%        4.30%        7.94%             --
Aetna Variable Encore Fund(2)                (1.31%)       2.30%        4.43%             --
Aetna Investment Advisers Fund, Inc.         17.28%       11.82%       10.58%*          04/03/89
Aetna Ascent Variable Portfolio              22.21%       19.67%*                       07/31/95
Aetna Crossroads Variable Portfolio          17.47%       16.48%*                       07/04/95
Aetna Legacy Variable Portfolio              11.99%       11.83%*                       07/31/95
Aetna Variable Capital
  Appreciation Portfolio                     15.67%*                                    05/30/97
Aetna Variable Growth Portfolio              18.71%*                                    05/30/97
Aetna Variable Index Plus Portfolio          27.99%*                                    10/31/96
Aetna Variable Small Company Portfolio       18.12%*                                    05/30/97
Alger American Growth Portfolio(3)           26.20%       22.42%*                       10/31/94
Alger American Small Cap Portfolio(3)         7.15%       11.83%*                       09/30/93
American Century VP Capital
  Appreciation (Formerly TCI Growth)(3)      (5.25%)       7.74%        8.18%*          08/31/92
Calvert Social Balanced Portfolio(4)         15.61%       10.96%       10.12%*          05/31/89
Fidelity VIP II Contrafund Portfolio         27.81%       24.44%*                       05/31/95
Fidelity VIP Equity-Income Portfolio         25.33%       20.13%*                       05/31/94
Fidelity VIP Growth Portfolio                18.90%       19.96%*                       05/31/94
Fidelity VIP Overseas Portfolio              17.13%        8.44%*                       05/31/94
Franklin Government Securities Trust(3)       3.22%        4.01%        6.58%*          06/30/89
Janus Aspen Aggressive Growth Portfolio       0.67%       17.69%*                       06/30/94
Janus Aspen Balanced Portfolio               15.45%       16.90%*                       06/30/95
Janus Aspen Flexible Income Portfolio         5.85%       10.00%*                       10/31/94
Janus Aspen Growth Portfolio                 19.01%       21.22%*                       06/30/95
Janus Aspen Short Term Bond Portfolio(3)      0.39%        1.98%*                       07/31/95
Janus Aspen Worldwide Growth Portfolio       24.76%       29.59%*                       05/31/95
Lexington Natural Resources Trust(1)         29.46%       11.26%       10.19%*          10/14/91







Neuberger & Berman AMT Growth Portfolio(3)   29.03%      13.31%        10.51%*          05/31/89
Scudder Variable Life Investment Fund -
  International Portfolio Class A Shares(3)  13.71%      11.66%         8.32%*          07/31/89

                                TABLE A CONTINUED

                  SINGLE PAYMENT ACCOUNT                     NON-STANDARDIZED               FUND
                   ($0 MAINTENANCE FEE)                                                  INCEPTION
                        SUBACCOUNT               1 Year   3 Years    5 Years   10 Years     DATE

 Aetna Variable Fund                             41.53%    27.63%    17.28%    12.84%    05/01/75
 Aetna Income Shares                              7.63%     7.67%     5.16%     7.94%    05/15/73
 Aetna Variable Encore Fund                       3.89%     4.02%     3.14%     4.43%    08/01/75
 Aetna Investment Advisers Fund, Inc.            23.45%    18.94%    12.74%    10.98%*   04/03/89
 Aetna Ascent Variable Portfolio                 28.64%   23.26%*                        07/05/95
 Aetna Crossroads Variable Portfolio             23.66%   19.18%*                        07/05/95
 Aetna Legacy Variable Portfolio                 17.89%   14.79%*                        07/05/95
 Aetna Variable Capital Appreciation Portfolio   41.44%*                                 05/30/97
 Aetna Variable Growth Portfolio                 39.70%*                                 05/30/97
 Aetna Variable Index Plus Portfolio             39.77%   38.80%*                        09/16/96
 Aetna Variable Small Company Portfolio          38.23%*                                 05/30/97
 Alger American Growth Portfolio(3)              32.85%   25.65%     21.53%    18.75%*   01/09/89
 Alger American Small Cap Portfolio(3)           12.79%   20.71%     16.44%    18.89%*   09/21/88
 American Century VP Capital
   Appreciation (Formerly TCI Growth)(3)         (0.26%)  10.53%      8.62%     9.49%*   11/20/87
 Calvert Social Balanced Portfolio(4)            21.70%   18.29%     11.87%     9.09%    09/02/86
 Fidelity VIP II Contrafund Portfolio            34.53%   29.83%*                        01/03/95
 Fidelity VIP Equity-Income Portfolio            31.93%   22.45%     19.68%    12.35%    10/09/86
 Fidelity VIP Growth Portfolio                   25.16%   23.71%     19.58%    12.99%    10/09/86
 Fidelity VIP Overseas Portfolio                 23.30%   11.47%     12.80%     7.05%    02/13/87
 Franklin Government Securities Trust             8.65%    8.08%      4.86%     6.98%*   02/17/89
 Janus Aspen Aggressive Growth Portfolio          5.97%   15.39%     18.21%*             09/13/93
 Janus Aspen Balanced Portfolio                  21.52%   17.88%     15.01%*             09/13/93
 Janus Aspen Flexible Income Portfolio           11.42%   11.59%      8.21%*             09/13/93
 Janus Aspen Growth Portfolio                    25.27%   22.37%     17.42%*             09/13/93
 Janus Aspen Short Term Bond Portfolio(3)         5.67%    4.80%      3.29%*             09/13/93
 Janus Aspen Worldwide Growth Portfolio          31.33%   25.38%     23.77%*             09/13/93
 Lexington Natural Resources Trust(1)            36.27%   17.62%     12.17%    10.95%*   10/14/91
 Neuberger & Berman AMT Growth Portfolio(3)      35.82%   21.32%     14.24%    10.11%    09/10/84
 Scudder Variable Life Investment Fund -
   International Portfolio Class A Shares(3)     19.70%   10.67%     12.57%     7.52%    05/01/87

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

(1) This Fund will be removed from the list of Funds after all participants have directed their allocations to other investment options.

(2) These Funds have been available through the Separate Account for more than ten years.

(3) These Funds have been replaced effective November 28,1997 as described in Prospectus Supplement dated August 21,1997.

(4)  Formerly Calvert Responsibly Invested Balanced Portfolio.

                                     TABLE B

                                                                                    DATE
                                                                               CONTRIBUTIONS
      INSTALLMENT PAYMENT ACCOUNT:                          STANDARDIZED         WERE FIRST
         ($20 MAINTENANCE FEE)                                                 RECEIVED UNDER
                                                                                THE SEPARATE
                                                                                   ACCOUNT
               SUBACCOUNT                         1 Year     5 Years   10 Years

Aetna Variable Fund(2)                            34.39%     16.03%     12.79%       --
Aetna Income Shares(2)                             2.19%      4.03%      7.89%       --
Aetna Variable Encore Fund(2)                     (1.37%)     2.03%      4.37%       --
Aetna Investment Advisers Fund, Inc.              17.22%     11.53%     10.25%*   04/03/89
Aetna Ascent Variable Portfolio                   22.15%     19.61%*              07/31/95
Aetna Crossroads Variable Portfolio               17.42%     16.42%*              07/04/95
Aetna Legacy Variable Portfolio                   11.94%     11.77%*              07/31/95
Aetna Variable Capital Appreciation Portfolio     15.61%*                         05/30/97
Aetna Variable Growth Portfolio                   18.65%*                         05/30/97
Aetna Variable Index Plus Portfolio               27.93%*                         10/31/96
Aetna Variable Small Company Portfolio            18.06%*                         05/30/97
Alger American Growth Portfolio(3)                26.15%     20.23%     22.36%*   10/31/94
Alger American Small Cap Portfolio(3)              7.09%     15.19%     11.77%*   09/30/93
American Century VP Capital
  Appreciation(3)                                 (5.31%)     7.45%      7.90%*   08/31/92
Calvert Social Balanced Portfolio(4)              15.55%     10.67%      9.79%*   05/31/89
Fidelity VIP II Contrafund Portfolio              27.75%     24.38%*              05/31/95
Fidelity VIP Equity-Income Portfolio              25.27%     20.07%*              05/31/94
Fidelity VIP Growth Portfolio                     18.84%     19.91%*              05/31/94
Fidelity VIP Overseas Portfolio                   17.08%      8.38%*              05/31/94
Franklin Government Securities Trust(3)            3.16%      3.74%      6.26%*   06/30/89
Janus Aspen Aggressive Growth Portfolio            0.61%     17.63%*              06/30/94
Janus Aspen Balanced Portfolio                    15.39%     16.84%*              06/30/95
Janus Aspen Flexible Income Portfolio              5.79%      9.94%*              10/31/94
Janus Aspen Growth Portfolio                      18.95%     21.16%*              06/30/95
Janus Aspen Short Term Bond Portfolio(3)           0.33%      1.92%*              07/31/95

Janus Aspen Worldwide Growth Portfolio            24.70%     29.53%*              05/31/95
Lexington Natural Resources Trust(1)              29.40%     10.97%      9.94%*   10/14/91
Neuberger & Berman AMT Growth Portfolio(3)        28.97%     13.01%     10.05%    05/31/89
Scudder Variable Life Investment Fund -
  International Portfolio Class A Shares(3)       13.66%     11.37%      7.46%    07/31/89

                                TABLE B CONTINUED

                                                                                                FUND
   INSTALLMENT PAYMENT ACCOUNT                                    NON-STANDARDIZED            INCEPTION
      ($20 MAINTENANCE FEE)                                                                     DATE
            SUBACCOUNT                            1 Year     3 Years    5 Years   10 Years

 Aetna Variable Fund                               41.47%      27.57%     17.22%     12.79%    05/01/75
 Aetna Income Shares                                7.57%       7.62%      5.10%      7.89%    05/15/73
 Aetna Variable Encore Fund                         3.83%       3.97%      3.08%      4.37%    08/01/75
 Aetna Investment Advisers Fund, Inc.              23.39%      18.88%     12.68%     10.92%*   04/03/89
 Aetna Ascent Variable Portfolio                   28.58%      23.20%*                         07/05/95
 Aetna Crossroads Variable Portfolio               23.60%      19.12%*                         07/05/95
 Aetna Legacy Variable Portfolio                   17.83%      14.74%*                         07/05/95
 Aetna Variable Capital Appreciation Portfolio     41.38%*                                     05/30/97
 Aetna Variable Growth Portfolio                   39.64%*                                     05/30/97
 Aetna Variable Index Plus Portfolio               39.71%      38.74%*                         09/16/96
 Aetna Variable Small Company Portfolio            38.17%*                                     05/30/97
 Alger American Growth Portfolio(3)                32.79%      25.59%     21.47%     18.69%*   01/09/89
 Alger American Small Cap Portfolio(3)             12.73%      20.65%     16.38%     18.84%*   09/21/88
 American Century VP Capital
   Appreciation (Formerly TCI Growth)(3)           (0.32%)     10.47%      8.56%      9.43%    11/20/87
 Calvert Social Balanced Portfolio (4)             21.64%      18.23%     11.81%      9.04%    09/02/86
 Fidelity VIP II Contrafund Portfolio              34.47%      29.77%*                         01/03/95
 Fidelity VIP Equity-Income Portfolio              31.87%      22.39%     19.63%     12.29%    10/09/86
 Fidelity VIP Growth Portfolio                     25.10%      23.66%     19.53%     12.94%    10/09/86
 Fidelity VIP Overseas Portfolio                   23.24%      11.41%     12.74%      6.99%    02/13/87
 Franklin Government Securities Trust(3)            8.53%       7.97%      4.75%      6.87%*   02/17/89
 Janus Aspen Aggressive Growth Portfolio            5.91%      15.33%     18.16%*              09/13/93
 Janus Aspen Balanced Portfolio                    21.47%      17.82%     14.96%*              09/13/93
 Janus Aspen Flexible Income Portfolio             11.36%      11.53%      8.15%*              09/13/93
 Janus Aspen Growth Portfolio                      25.21%      22.31%     17.36%*              09/13/93
 Janus Aspen Short Term Bond Portfolio(3)           5.56%       4.68%      3.18%*              09/13/93
 Janus Aspen Worldwide Growth Portfolio            31.27%      25.32%     23.71%*              09/13/93
 Lexington Natural Resources Trust(1)              36.21%      17.56%     12.11%     10.89%*   10/14/91
 Neuberger & Berman AMT Growth Portfolio(3)        35.76%      21.26%     14.18%     10.05%    09/10/84
 Scudder Variable Life Investment Fund -
   International Portfolio Class A Shares(3)       19.64%      10.61%     12.52%      7.46%    05/01/87

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

(1) This Fund will be removed from the list of Funds after all participants have directed their allocations to other available investment options.

(2) These Funds have been available through the Separate Account for more than ten years.

(3) These Funds have been replaced effective November 28, 1997 as described in Prospectus Supplement dated August 21, 1997.

(4)  Formerly Calvert Responsibly Invested Balanced Portfolio.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

   KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT C
                              FINANCIAL STATEMENTS

                                      Index

Statement of Assets and Liabilities as of September 30, 1997 ............   S-2
Statements of Operations and Changes in Net Assets for the nine months
ended September 30, 1997 and 1996 (unaudited) ...........................   S-5
Condensed Financial Information for the nine-month period
ended September 30, 1997 (unaudited) ....................................   S-6
Notes to Financial Statements - September 30, 1997(unaudited) ...........   S-18
Statement of Assets and Liabilities - December 31, 1996 .................   S-23
Statements of Operations and Changes in Net Assets
for the years ended December 31, 1996 and 1995 ..........................   S-26
Notes to Financial Statements - December 31, 1996 .......................   S-27
Independent Auditors' Report ............................................   S-32

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1997 (Unaudited):

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 157,470,058 shares (cost $4,846,667,490) ...................    $6,455,191,974
  Aetna Income Shares;  26,683,356 shares (cost $343,667,758)......................       348,854,057
  Aetna Variable Encore Fund; 17,860,183 shares (cost $231,990,442) ...............       235,448,441
  Aetna Investment Advisers Fund, Inc.; 58,900,102 shares (cost $799,973,150) .....       971,886,137
  Aetna GET Fund, Series B; 5,188,852 shares (cost $57,741,523) ...................        83,656,293
  Aetna GET Fund, Series C; 18,953,127 shares (cost $191,427,859) .................       235,665,110
  Aetna Ascent Variable Portfolio; 4,182,601 shares (cost $53,042,912) ............        63,162,796
  Aetna Crossroads Variable Portfolio; 3,102,103 shares (cost $37,588,568) ........        43,314,846
  Aetna Legacy Variable Portfolio; 1,959,386 shares (cost $22,726,832) ............        24,769,132
  Aetna Variable Portfolios, Inc.:
    Aetna Variable Capital Appreciation Portfolio; 12,825 shares (cost $179,144) ..           183,294
    Aetna Variable Growth Portfolio; 5,081 shares (cost $66,991) ..................            71,841
    Aetna Variable Index Plus Portfolio; 4,572,380 shares (cost $56,720,268) ......        64,971,160
    Aetna Variable Small Company Portfolio; 46,819 shares (cost $609,943) .........           654,607
  Alger American Funds:
    Growth Portfolio; 3,741,548 shares (cost $125,976,508) ........................       165,675,750
    Small Capitalization Portfolio; 8,108,026 shares (cost $306,797,499) ..........       378,320,483
  American Century Investments Capital Appreciation Fund; 24,062,942 shares
    (cost $231,325,737) ..................... .....................................       267,579,920
  Calvert Responsibly Invested Balanced Fund; 24,556,059 shares (cost $41,258,909)         51,936,064
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 7,349,478 shares (cost $144,395,757) .................       174,917,568
    Growth Portfolio; 3,225,941 shares (cost $97,087,233) .........................       120,650,175
    Overseas Portfolio; 714,093 shares (cost $13,208,581) .........................        14,688,898
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 1,246,519 shares (cost $18,467,084) ..................        21,976,134
    Contrafund Portfolio; 11,576,407 shares (cost $180,500,727) ...................       233,843,413
    Index 500 Portfolio; 461,497 shares (cost $41,189,790) ........................        51,369,251
  Franklin Government Securities Trust; 1,967,888 shares (cost $25,519,270) .......        25,976,119
Janus Aspen Series:
   Aggressive Growth Portfolio; 9,966,004 shares (cost $167,509,389) ..............       201,113,963
   Balanced Portfolio; 1,910,644 shares (cost $28,471,889) ........................        32,920,404
   Flexible Income Portfolio; 1,037,664 shares (cost $11,729,980) .................        12,151,048
   Growth Portfolio; 3,953,698 shares (cost $61,148,323) ..........................        74,052,772
   Short-Term Bond Portfolio; 261,201 shares (cost $2,650,036) ....................         2,669,471
   Worldwide Growth Portfolio; 17,325,145 shares (cost $338,868,153) ..............       421,174,265
 Lexington Emerging Markets Fund; 631,129 shares (cost $6,604,164) ................         7,074,956
  Lexington Natural Resources Trust Fund; 2,896,157 shares (cost $40,423,275) .....        49,784,937
  Neuberger and Berman Advisers Management Trust -
    Growth Portfolio; 3,875,576 shares (cost $92,709,258) .........................       120,995,489
  Scudder Variable Life Investment Fund -
    International Portfolio; 14,845,251 shares (cost $180,700,815) ................       222,084,960
                                                                                      ---------------
NET ASSETS (cost $8,798,945,257)...................................................   $11,178,785,728
                                                                                      ===============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 5)


                                      S-2

Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1997
(Unaudited & continued):

Aetna Variable Fund:
  Annuity contracts in accumulation ...............................................   $ 6,157,535,606
  Annuity contracts in payment period .............................................       297,656,368
Aetna Income Shares:
  Annuity contracts in accumulation ...............................................       342,649,672
  Annuity contracts in payment period .............................................         6,204,385
Aetna Variable Encore Fund:
  Annuity contracts in accumulation ...............................................       235,448,441
Aetna Investment Advisers Fund, Inc.:
  Annuity contracts in accumulation ...............................................       951,931,761
  Annuity contracts in payment period .............................................        19,954,376
Aetna GET Fund, Series B:
  Annuity contracts in accumulation ...............................................        83,656,293
Aetna GET Fund, Series C:
  Annuity contracts in accumulation ...............................................       235,665,110
Aetna Ascent Variable Portfolio:
  Annuity contracts in accumulation ...............................................        63,162,796
Aetna Crossroads Variable Portfolio:
  Annuity contracts in accumulation ...............................................        43,314,846
Aetna Legacy Variable Portfolio:
  Annuity contracts in accumulation ...............................................        24,713,871
  Annuity contracts in payment period .............................................            55,261
Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio:
  Annuity contracts in accumulation ...............................................           183,294
  Aetna Variable Growth Portfolio:
  Annuity contracts in accumulation ...............................................            71,841
Aetna Variable Index Plus Portfolio:
  Annuity contracts in accumulation ...............................................        64,893,731
  Annuity contracts in payment period .............................................            77,429
  Aetna Variable Small Company Portfolio:
  Annuity contracts in accumulation ...............................................           654,607
Alger American Funds:
  Growth Portfolio:
  Annuity contracts in accumulation ...............................................       165,675,750
  Small Capitalization Portfolio:
  Annuity contracts in accumulation ...............................................       378,293,554
  Annuity contracts in payment period .............................................            26,929
American Century Investments Capital Appreciation Fund:
  Annuity contracts in accumulation ...............................................       267,579,920
Calvert Responsibly Invested Balanced Fund:
  Annuity contracts in accumulation ...............................................        51,936,064
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
  Annuity contracts in accumulation ...............................................       174,917,568
  Growth Portfolio:
  Annuity contracts in accumulation ...............................................       120,650,175
  Overseas Portfolio:
  Annuity contracts in accumulation ...............................................        14,688,898


                                      S-3


Variable Annuity Account C

Statement of Assets and Liabilities - September 30, 1997 (Unaudited & continued):


Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
  Annuity contracts in accumulation ...............................................   $    21,976,134
  Contrafund Portfolio:
  Annuity contracts in accumulation ...............................................       233,843,413
  Index 500 Portfolio:
  Annuity contracts in accumulation ...............................................        51,369,251
Franklin Government Securities Trust Fund:
  Annuity contracts in accumulation ...............................................        25,976,119
Janus Aspen Series:
  Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...............................................       201,113,963
  Balanced Portfolio:
  Annuity contracts in accumulation ...............................................        32,920,404
  Flexible Income Portfolio:
  Annuity contracts in accumulation ...............................................        12,151,048
  Growth Portfolio:
  Annuity contracts in accumulation ...............................................        74,014,473
  Annuity contracts in payment period .............................................            38,299
  Short-Term Bond Portfolio:
  Annuity contracts in accumulation ...............................................         2,669,471
  Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...............................................       421,050,709
  Annuity contracts in payment period .............................................           123,556
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ...............................................         7,074,956
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...............................................        49,784,937
Neuberger and Berman Advisers Management Trust -
  Growth Portfolio:
  Annuity contracts in accumulation ...............................................       120,995,489
Scudder Variable Life Investment Fund - International Portfolio:
  Annuity contracts in accumulation ...............................................       222,084,960
                                                                                      ---------------
                                                                                      $11,178,785,728
                                                                                      ===============

See Notes to Financial Statements

Variable Annuity Account C

Statements of Operations and Changes in Net Assets

                                                               Nine Months Ended   Nine Months Ended
                                                               September 30, 1997  September 30, 1996
                                                                  (Unaudited)         (Unaudited)
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .................................................      $421,026,326    $   205,528,954
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...............................       (86,917,437)       (67,710,773
                                                                 ---------------    ---------------
Net investment income ........................................       334,108,889        137,818,181
                                                                 ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ........................................       724,699,160      1,083,592,483
  Cost of investments sold ...................................       641,443,662        816,952,968
                                                                 ---------------    ---------------
    Net realized gain ........................................        83,255,498        266,639,515
Net unrealized gain on investments: (Note 5)
  Beginning of period ........................................       612,391,085        594,083,184
  End of period ..............................................     2,379,840,471        912,670,192
                                                                 ---------------    ---------------
    Net change in unrealized gain ............................     1,767,449,386        318,587,008
                                                                 ---------------    ---------------
Net realized and unrealized gain on investments ..............     1,850,704,884        585,226,523
                                                                 ---------------    ---------------
Net increase in net assets resulting from operations .........     2,184,813,773        723,044,704
                                                                 ---------------    ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ..................       760,186,157        690,194,659
Sales and administrative charges deducted by the Company .....            (2,764)           (52,018)
                                                                 ---------------    ---------------
    Net variable annuity contract purchase payments ..........      760,183,393.        690,142,641
Transfer from the Company for mortality guarantee adjustments          1,822,537          2,502,311
Transfers (to) from the Company's fixed account options ......       125,996,030        144,295,730
Redemptions by contract holders ..............................      (350,901,432)      (240,215,680)
Annuity Payments .............................................       (22,297,860)       (14,903,958)
Other ........................................................       (86,033,076)          (161,039)
                                                                 ---------------    ---------------
    Net increase in net assets from unit transactions (Note 5)       428,769,592        581,660,005
                                                                 ---------------    ---------------
Change in net assets .........................................     2,613,583,365      1,304,704,709
NET ASSETS:
Beginning of period ..........................................     8,565,202,363      6,632,117,659
                                                                 ---------------    ---------------
End of period ................................................   $11,178,785,728    $ 7,936,822,368
                                                                 ===============    ===============

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
Qualified I                            $222.444               $291.253         30.93%             162,023.8       47,189,833
Qualified III                           169.448                221.763         30.87%           1,803,180.2      399,878,934
Qualified V                              17.318                 22.637         30.72%             200,026.7        4,528,046
Qualified VI                             17.302                 22.644         30.87%         176,229,616.3    3,990,485,982
Qualified VII                            16.291                 21.330         30.93%           9,999,052.6      213,284,241
Qualified VIII                           16.068                 21.027         30.87%              36,850.3          774,864
Qualified IX                             15.938                 20.914         31.22%(5)           21,604.6          451,844
Qualified X (1.15)                       17.357                 22.733         30.97%             468,553.2       10,651,528
Qualified X (1.25)                       17.302                 22.644         30.87%          21,797,751.6      493,581,182
Qualified XI                             17.352                 22.760         31.17%           5,091,201.4      115,877,337
Qualified XII (0.95)                     11.469                 15.044         31.17%           3,370,945.2       50,711,677
Qualified XII (1.00)                     11.465                 15.033         31.12%              43,029.9          646,882
Qualified XII (1.05)                     12.312                 15.023         22.02%(2)           27,457.1          412,485
Qualified XII (1.15)                     11.805                 15.002         27.08%(1)          477,622.3        7,165,313
Qualified XII (1.20)                     13.746                 14.992          9.06%(6)                7.7              115
Qualified XII (1.25)                     12.851                 14.981         16.57%(4)              720.8           10,799
Qualified XII (1.30)                     12.519                 14.971         19.59%(4)            2,529.0           37,861
Qualified XII (1.50)                     11.429                 14.929         30.63%              34,433.0          514,060
Qualified XIII                           17.333                 22.736         31.17%           7,524,729.3      171,079,009
Qualified XV                             17.304                 22.698         31.17%           8,054,894.9      182,828,450
Qualified XVI                            17.861                 22.617         26.63%(3)        1,690,604.1       38,235,722
Qualified XVII                           19.673                 22.662         15.19%(5)        6,219,046.1      140,933,828
Qualified XVIII                          19.673                 22.662         15.19%(5)        7,465,035.1      169,169,991
Qualified XIX                           253.000                291.484         15.21%(5)          125,386.4       36,548,079
Qualified XX                            192.674                221.939         15.19%(5)          231,583.4       51,397,410
Qualified XXI                           180.495                222.042         23.02%(4)          140,244.6       31,140,132
Annuity contracts in payment period                                                                              297,656,368
-----------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Qualified I                             $47.405                $51.187          7.98%              20,291.0        1,038,645
Qualified III                            46.913                 50.603          7.87%             695,310.1       35,184,784
Qualified V                              12.546                 13.213          5.32%              32,292.2          426,664
Qualified VI                             12.377                 13.050          5.44%          17,311,240.8      225,914,081
Qualified VII                            11.440                 12.068          5.49%             186,873.2        2,255,177
Qualified VIII                           11.398                 12.018          5.44%               2,568.1           30,863
Qualified IX                             11.489                 12.143          5.69%(5)            1,750.2           21,253
Qualified X (1.15)                       12.416                 13.102          5.52%              99,804.0        1,307,584
Qualified X (1.25)                       12.377                 13.050          5.44%           2,514,459.2       32,814,040
Qualified XI                             12.413                 13.117          5.68%             298,935.1        3,921,261
Qualified XII (0.95)                     10.503                 11.100          5.68%             183,494.7        2,036,744
Qualified XII (1.00)                     10.500                 11.092          5.64%               8,475.5           94,011
Qualified XII (1.05)                     10.587                 11.084          4.69%(2)            9,714.3          107,677
Qualified XII (1.15)                     10.476                 11.069          5.66%(1)           73,232.3          810,604
Qualified XII (1.30)                     10.974                 11.046          0.66%(6)              255.6            2,824
Qualified XII (1.50)                     10.442                 11.015          5.49%(1)            2,456.2           27,056
Qualified XIII                           12.399                 13.103          5.68%             449,713.4        5,892,656
Qualified XV                             12.379                 13.081          5.68%             494,668.4        6,470,945
Qualified XVI                            12.302                 13.035          5.96%(3)          209,867.7        2,735,522
Qualified XVII                           12.629                 13.056          3.38%(5)          457,722.7        5,976,193
Qualified XVIII                          12.629                 13.056          3.38%(5)          793,518.8       10,360,467
Qualified XIX                            49.527                 51.212          3.40%(5)           21,077.7        1,079,425
Qualified XX                             48.971                 50.627          3.38%(5)           43,613.2        2,208,013
Qualified XXI                            48.310                 50.667          4.88%(4)           38,154.9        1,933,183
Annuity contracts in payment period                                                                                6,204,385
-----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Qualified I                             $40.069                $41.320          3.12%              37,745.6        1,559,655
Qualified III                            39.528                 40.744          3.08%             453,183.3       18,464,317
Qualified V                              11.431                 11.769          2.95%              60,161.6          708,018
Qualified VI                             11.473                 11.826          3.08%          12,215,448.7      144,459,701
Qualified VII                            11.386                 11.741          3.12%             329,921.0        3,873,731

                                      S-6

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):

-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

Aetna Variable Encore Fund (continued):
Qualified VIII                          $11.050                $11.389          3.07%               1,985.5           22,613
Qualified IX                             11.326                 11.696          3.27%(5)            2,747.4           32,134
Qualified X (1.15)                       11.510                 11.873          3.15%             110,459.9        1,311,496
Qualified X (1.25)                       11.473                 11.826          3.08%           2,020,958.8       23,899,827
Qualified XI                             11.506                 11.887          3.31%             272,005.9        3,233,325
Qualified XII (0.95)                     10.277                 10.617          3.31%              52,931.4          561,984
Qualified XII (1.00)                     10.274                 10.610          3.27%                 877.8            9,313
Qualified XII (1.05)                     10.322                 10.602          2.71%(2)            1,109.8           11,767
Qualified XII (1.15)                     10.264                 10.588          3.15%              43,509.0          460,662
Qualified XII (1.30)                     10.358                 10.566          2.01%(3)           14,158.5          149,595
Qualified XII (1.50)                     10.249                 10.536          2.80%(1)           11,378.2          119,885
Qualified XIII                           11.494                 11.874          3.31%             303,520.2        3,604,005
Qualified XV                             11.475                 11.854          3.31%             553,297.1        6,558,948
Qualified XVI                            11.592                 11.812          1.90%(3)          170,630.1        2,015,453
Qualified XVII                           11.674                 11.826          1.30%(5)          617,770.0        7,305,739
Qualified XVIII                          11.674                 11.826          1.30%(5)          946,418.7       11,192,332
Qualified XIX                            40.781                 41.320          1.32%(5)           23,327.6          963,902
Qualified XX                             40.220                 40.744          1.30%(5)          101,624.8        4,140,560
Qualified XXI                            40.046                 40.795          1.87%(4)           19,352.5          789,482
-----------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Qualified I                             $20.511                $24.407         18.99%              80,461.8        1,963,872
Qualified III                            20.419                 24.287         18.94%           2,100,178.7       51,006,610
Qualified V                              15.548                 18.471         18.80%              42,461.3          784,292
Qualified VI                             15.551                 18.496         18.94%          34,235,851.8      633,235,046
Qualified VII                            14.948                 17.787         18.99%             320,012.9        5,692,040
Qualified VIII                           14.437                 17.171         18.93%               3,524.4           60,518
Qualified IX                             14.381                 17.151         19.26%(5)            2,864.6           49,129
Qualified X (1.15)                       15.600                 18.569         19.03%             202,968.3        3,768,904
Qualified X (1.25)                       15.551                 18.496         18.94%           6,807,459.7      125,912,511
Qualified XI                             15.596                 18.592         19.21%             766,106.0       14,243,131
Qualified XII (0.95)                     10.902                 12.995         19.21%             805,978.7       10,473,913
Qualified XII (1.05)                     12.677                 12.977          2.37%(6)            1,718.1           22,296
Qualified XII (1.15)                     11.130                 12.959         16.43%(1)          237,517.2        3,078,040
Qualified XII (1.25)                     11.921                 12.941          8.56%(5)               38.0              492
Qualified XII (1.30)                     11.717                 12.932         10.37%(5)              425.0            5,496
Qualified XII (1.50)                     11.009                 12.896         17.14%(1)            6,560.5           84,606
Qualified XIII                           15.579                 18.571         19.21%           1,503,708.6       27,925,920
Qualified XV                             15.553                 18.541         19.21%           1,131,727.2       20,982,793
Qualified XVI                            15.674                 18.474         17.86%(3)          494,075.9        9,127,618
Qualified XVII                           16.739                 18.511         10.59%(5)          457,413.6        8,467,155
Qualified XVIII                          16.739                 18.511         10.59%(5)          786,964.3       14,567,449
Qualified XIX                            22.085                 24.427         10.60%(5)          156,835.8        3,831,008
Qualified XX                             21.980                 24.306         10.58%(5)          190,216.5        4,623,418
Qualified XXI                            20.723                 24.317         17.34%(4)          494,524.4       12,025,503
Annuity contracts in payment period                                                                               19,954,376
-----------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:
Qualified III                           $15.634                $21.182         35.49%              58,829.6        1,246,149
Qualified VI                             15.634                 21.182         35.49%           2,825,334.1       59,847,227
Qualified X (1.25)                       15.634                 21.182         35.49%             334,511.1        7,085,732
Qualified XI                             15.679                 21.291         35.79%             351,332.8        7,480,380
Qualified XII (1.20)                     11.541                 13.148         13.92%(5)            2,167.6           28,501
Qualified XII (1.40)                     12.575                 13.130          4.41%(6)            1,060.3           13,922
Qualified XIII                           15.662                 21.268         35.79%             111,939.4        2,380,762
Qualified XVI                            16.070                 21.157         31.66%(3)            1,050.3           22,222
Qualified XVII                           18.062                 21.182         17.27%(5)           33,837.1          716,750
Qualified XV                             15.636                 21.233         35.79%             227,695.2        4,834,650
-----------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:
Qualified III                           $10.241                $12.409         21.17%             886,252.9       10,997,443

                                      S-7

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):
-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

Aetna GET Fund, Series C (continued):
Qualified V                             $10.236                $12.388         21.02%               2,613.0           32,370
Qualified VI                             10.241                 12.409         21.17%          15,759,212.5      195,554,838
Qualified XI                             10.250                 12.448         21.44%           1,062,811.8       13,229,413
Qualified XII (1.20)                     10.250                 12.448         21.44%              50,028.0          622,727
Qualified XII (1.25)                     10.248                 12.441         21.40%              29,160.5          362,789
Qualified XII (1.40)                     10.403                 12.422         19.41%(1)            4,912.1           61,017
Qualified XII (1.75)                     12.001                 12.377          3.13%(6)              496.0            6,138
Qualified XIII                           10.250                 12.448         21.44%             608,189.2        7,570,472
Qualified XV                             10.242                 12.439         21.44%             390,713.5        4,859,928
Qualified XVI                            10.413                 12.394         19.02%(3)           46,117.2          571,581
Qualified XVII                           11.359                 12.409          9.24%(5)          144,766.3        1,796,394
-----------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Qualified I                             $11.678                $14.012         19.99%                 347.4            4,867
Qualified III                            13.291                 15.621         17.53%(2)               22.8              357
Qualified V                              12.996                 15.567         19.79%               8,547.0          133,055
Qualified VI                             13.025                 15.621         19.93%           3,076,293.2       48,055,509
Qualified VIII                           13.024                 15.619         19.93%                  77.3            1,207
Qualified X (1.15)                       13.415                 16.101         20.02%              42,570.0          685,428
Qualified X (1.25)                       13.395                 16.065         19.93%             514,097.3        8,258,938
Qualified XI                             13.063                 15.702         20.20%              54,418.7          854,469
Qualified XII (0.95)                     11.472                 13.789         20.20%              54,847.1          756,296
Qualified XII (1.00)                     11.468                 13.780         20.16%               1,638.3           22,575
Qualified XII (1.05)                     11.629                 13.770         18.41%(2)           20,975.9          288,839
Qualified XII (1.15)                     11.525                 13.751         19.31%(1)            2,535.4           34,864
Qualified XII (1.25)                     12.564                 13.732          9.30%(5)              120.5            1,655
Qualified XII (1.30)                     11.759                 13.722         16.69%(4)              599.5            8,226
Qualified XII (1.50)                     11.422                 13.684         19.80%(1)            9,387.8          128,465
Qualified XIII                           13.049                 15.685         20.20%             140,197.1        2,198,943
Qualified XV                             13.027                 15.659         20.20%              67,412.6        1,055,587
Qualified XVI                            13.020                 15.603         19.84%(3)           24,326.4          379,554
Qualified XVII                           13.971                 15.639         11.94%(5)            8,880.1          138,873
Qualified XVIII                          14.368                 16.083         11.94%(5)            9,643.2          155,090
-----------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Qualified III                           $12.577                $14.554         15.72%(2)              324.2            4,718
Qualified V                              12.422                 14.504         16.76%               2,383.3           34,567
Qualified VI                             12.450                 14.554         16.90%           2,164,194.8       31,497,777
Qualified VIII                           12.449                 14.552         16.89%                 300.6            4,374
Qualified X (1.15)                       12.763                 14.931         16.99%              29,089.7          434,352
Qualified X (1.25)                       12.744                 14.898         16.90%             368,583.0        5,491,114
Qualified XI                             12.486                 14.629         17.16%              62,924.3          920,522
Qualified XII (0.95)                     11.146                 13.059         17.16%              53,860.2          703,341
Qualified XII (1.00)                     12.945                 13.050          0.81%(8)               13.6              177
Qualified XII (1.05)                     11.292                 13.041         15.49%(2)            9,223.2          120,275
Qualified XII (1.15)                     11.182                 13.022         16.46%(1)            4,157.5           54,140
Qualified XII (1.25)                     12.024                 13.004          8.15%(5)               38.0              495
Qualified XII (1.30)                     11.380                 12.995         14.19%(4)              546.9            7,108
Qualified XII (1.50)                     11.093                 12.959         16.82%(1)           26,458.0          342,876
Qualified XIII                           12.473                 14.613         17.16%              80,290.9        1,173,302
Qualified XV                             12.452                 14.589         17.16%              89,393.7        1,304,152
Qualified XVI                            12.449                 14.537         16.77%(3)           28,712.4          417,381
Qualified XVII                           13.199                 14.570         10.39%(5)           47,304.5          689,237
Qualified XVIII                          13.511                 14.914         10.38%(5)            7,706.4          114,937
-----------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Qualified III                           $12.296                $13.469          9.54%(4)               56.0              754
Qualified V                              11.903                 13.422         12.76%                 312.6            4,196
Qualified VI                             11.930                 13.469         12.89%           1,218,437.4       16,410,878
Qualified X (1.15)                       12.000                 13.557         12.98%              66,923.8          907,317

                                      S-8

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):
-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

Aetna Legacy Variable Portfolio (continued) :
Qualified X (1.25)                      $11.982                $13.527         12.89%             291,893.0        3,948,570
Qualified XI                             11.965                 13.538         13.15%              28,962.1          392,095
Qualified XII (0.95)                     10.905                 12.339         13.15%               8,798.3          108,559
Qualified XII (1.05)                     11.009                 12.322         11.93%(2)            4,677.9           57,638
Qualified XII (1.15)                     10.927                 12.304         12.60%(1)           19,312.8          237,632
Qualified XII (1.30)                     11.401                 12.279          7.70%(5)               37.0              454
Qualified XII (1.50)                     10.835                 12.245         13.01%(3)           11,440.6          140,087
Qualified XIII                           11.953                 13.524         13.15%              45,095.5          609,882
Qualified XV                             11.932                 13.501         13.15%              66,058.1          891,852
Qualified XVI                            11.873                 13.453         13.31%(3)           14,692.8          197,657
Qualified XVII                           12.496                 13.484          7.91%(5)           15,768.9          212,625
Qualified XVIII                          12.551                 13.543          7.90%(5)           43,837.9          593,674
Annuity contracts in payment period                                                                                   55,261
-----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Apreciation Portfolio:
Qualified VI                            $12.913                $13.377          3.59%(7)              489.1            6,543
Qualified X (1.15)                       12.904                 13.383          3.71%(7)            1,510.0           20,209
Qualified X (1.25)                       10.977                 13.377         21.86%(4)           11,094.9          148,415
Qualified XII (1.05)                     12.796                 13.390          4.64%(7)                2.3               31
Qualified XII (1.15)                     13.244                 13.383          1.05%(8)                7.4               98
Qualified XII (1.50)                     12.103                 13.361         10.39%(6)              598.6            7,997
-----------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Growth Portfolio:
Qualified VI                            $11.635                $13.845         18.99%(5)               16.2              224
Qualified XII (1.05)                     13.184                 13.858          5.11%(7)                5.3               73
Qualified XII (1.15)                     13.348                 13.852          3.78%(8)               31.8              440
Qualified X (1.25)                       11.137                 13.845         24.32%(4)            5,135.6           71,103
-----------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio:
Qualified V                             $10.919                $14.077         28.93%                 913.6           12,861
Qualified VI                             10.924                 14.100         29.08%           3,863,969.9       54,483,374
Qualified VIII                           11.099                 14.099         27.03%(3)               59.2              834
Qualified X (1.15)                       11.403                 14.115         23.78%(1)            7,684.2          108,463
Qualified X (1.25)                       10.924                 14.100         29.08%             133,179.5        1,877,879
Qualified XI                             10.934                 14.145         29.37%             126,743.9        1,792,740
Qualified XII (0.95)                     10.934                 14.145         29.37%              35,774.4          506,014
Qualified XII (1.05)                     14.043                 14.130          0.62%(6)              431.5            6,097
Qualified XII (1.15)                     11.663                 14.115         21.02%(1)            3,773.5           53,264
Qualified XII (1.20)                     13.642                 14.108          3.42%(6)                8.1              114
Qualified XII (1.25)                     14.070                 14.100          0.21%(8)                1.7               24
Qualified XII (1.30)                     11.470                 14.093         22.87%(3)            6,315.7           89,007
Qualified XII (1.50)                     11.374                 14.064         23.65%(1)            2,429.2           34,164
Qualified XIII                           10.934                 14.145         29.37%             150,222.3        2,124,832
Qualified XV                             10.925                 14.134         29.37%             236,503.6        3,342,755
Qualified XVI                            11.345                 14.084         24.14%(3)           21,737.0          306,134
Qualified XVII                           12.748                 14.105         10.64%(5)           11,001.5          155,174
Annuity contracts in payment period                                                                                   77,429
-----------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Small Company Portfolio:
Qualified VI                            $12.299                $14.081         14.49%(6)              160.7            2,263
Qualified X (1.15)                       11.541                 14.088         22.07%(5)            9,220.5          129,898
Qualified X (1.25)                       10.816                 14.081         30.19%(4)           37,033.5          521,475
Qualified XII (1.05)                     12.485                 14.095         12.90%(6)               35.3              498
Qualified XII (1.15)                     13.709                 14.088          2.76%(8)               26.6              375
Qualified XII (1.50)                     13.952                 14.064          0.80%(8)                7.0               98
-----------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:
Qualified III                           $13.113                $16.916         29.01%           1,234,611.3       20,885,277
Qualified V                              11.583                 14.926         28.85%              34,204.2          510,516
Qualified VI                             11.370                 14.668         29.01%           8,052,764.6      118,113,933
Qualified VIII                           11.608                 14.975         29.01%               2,350.4           35,197

                                      S-9

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):
-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

 Growth Portfolio (continued):
Qualified X (1.15)                      $12.756                $16.469         29.10%              45,497.9          749,288
Qualified X (1.25)                       12.736                 16.431         29.01%             721,108.4       11,848,444
Qualified XI                             11.403                 14.743         29.30%             198,137.5        2,921,165
Qualified XII (0.95)                     10.495                 13.569         29.30%             151,038.5        2,049,490
Qualified XII (1.00)                     10.491                 13.560         29.25%              29,020.8          393,520
Qualified XII (1.05)                     11.241                 13.550         20.54%(2)           13,791.1          186,876
Qualified XII (1.15)                     10.962                 13.532         23.44%(1)           36,788.6          497,811
Qualified XII (1.30)                     10.486                 13.503         28.77%(3)            1,522.6           20,561
Qualified XII (1.50)                     10.749                 13.466         25.28%(1)            3,408.5           45,899
Qualified XIII                           11.390                 14.727         29.30%             208,447.4        3,069,819
Qualified XV                             11.371                 14.703         29.30%             177,258.6        2,606,161
Qualified XVI                            11.648                 14.650         25.77%(3)           76,881.5        1,126,312
Qualified XVII                           12.631                 14.668         16.13%(5)           21,825.3          320,122
Qualified XVIII                          14.149                 16.431         16.13%(5)           17,975.8          295,359
-----------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:
Qualified III                           $13.949                $16.417         17.69%           2,577,220.3       42,310,172
Qualified V                              13.829                 16.256         17.56%             104,622.4        1,700,763
Qualified VI                             13.838                 16.286         17.70%          16,557,231.9      269,654,191
Qualified VIII                           14.498                 17.062         17.69%              10,396.6          177,388
Qualified X (1.15)                       13.883                 16.352         17.78%             108,360.0        1,771,915
Qualified X (1.25)                       13.838                 16.286         17.70%           1,417,992.8       23,093,697
Qualified XI                             13.878                 16.370         17.96%             543,814.8        8,902,342
Qualified XII (0.95)                      9.187                 10.837         17.96%             393,674.6        4,266,220
Qualified XII (1.00)                      9.184                 10.829         17.91%              21,731.0          235,334
Qualified XII (1.05)                      9.089                 10.822         19.07%(2)           14,192.7          153,592
Qualified XII (1.15)                      9.175                 10.807         17.79%             149,889.8        1,619,834
Qualified XII (1.25)                      8.660                 10.792         24.62%(4)               83.6              902
Qualified XII (1.30)                      8.225                 10.784         31.11%(4)            3,191.2           34,415
Qualified XII (1.50)                      9.250                 10.754         16.26%(1)            1,961.5           21,095
Qualified XIII                           13.863                 16.352         17.96%             599,399.9        9,801,627
Qualified XV                             13.840                 16.325         17.96%             680,348.0       11,106,800
Qualified XVI                            12.621                 16.267         28.89%(3)          115,240.5        1,874,586
Qualified XVII                           13.334                 16.286         22.14%(5)           50,772.1          826,884
Qualified XVIII                          13.334                 16.286         22.14%(5)           45,547.7          741,798
Annuity contracts in payment period                                                                                   26,929
-----------------------------------------------------------------------------------------------------------------------------
American Century Investments Capital Appreciation Fund:
Qualified I                              $9.428                $10.385         10.15%                 603.1            6,263
Qualified III                            12.480                 13.740         10.10%             243,325.2        3,343,297
Qualified III *                          13.650                 15.029         13.74%           1,102,967.1       16,576,436
Qualified V                              14.299                 15.725          9.97%              44,329.8          697,067
Qualified VI                             14.395                 15.849         10.10%          11,870,358.8      188,129,399
Qualified VII                            12.125                 13.356         10.15%              46,743.0          624,285
Qualified VIII                           12.143                 13.368         10.09%              11,057.4          147,821
Qualified IX                             11.903                 13.130         10.31%(5)            1,240.9           16,293
Qualified X (1.15)                       14.440                 15.910         10.18%                  62.1              988
Qualified X (1.25)                       14.395                 15.849         10.10%           1,265,845.8       20,061,972
Qualified XI                             14.437                 15.930         10.35%             434,884.6        6,927,911
Qualified XII (0.95)                      9.079                 10.018         10.35%             408,970.2        4,097,240
Qualified XII (1.05)                      9.410                 10.004          6.31%(6)              590.7            5,909
Qualified XII (1.15)                      9.516                  9.991          4.99%(1)          116,999.3        1,168,893
Qualified XII (1.30)                      7.842                  9.970         27.14%(4)            1,570.1           15,653
Qualified XII (1.50)                      9.388                  9.942          5.90%(1)              386.6            3,844
Qualified XIII                           14.421                 15.913         10.35%             330,370.5        5,257,229
Qualified XV                             14.397                 15.887         10.35%             654,760.8       10,401,953
Qualified XVI                            12.646                 15.830         25.18%(3)          146,028.4        2,311,583
Qualified XVII                           13.551                 15.849         16.96%(5)           58,116.9          921,076
Qualified XVIII                          13.551                 15.849         16.96%(5)          101,495.7        1,608,571
Qualified XIX                             8.877                 10.385         16.99%(5)           41,828.5          434,385
Qualified XX                             11.748                 13.740         16.96%(5)           32,273.1          443,434

                                      S-10

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):
-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

American Century Investments Capital Appreciation Fund (continued):
Qualified XXI                           $10.495                $13.757         31.08%             318,262.0        4,378,420
-----------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio:
Qualified III                           $19.965                $23.581         18.11%             913,634.5       21,544,348
Qualified V                              15.400                 18.168         17.97%              20,968.0          380,952
Qualified VI                             15.044                 17.769         18.11%           1,446,488.2       25,702,708
Qualified VIII                           13.668                 16.143         18.11%               4,978.9           80,373
Qualified XI                             15.088                 17.861         18.38%              63,567.1        1,135,349
Qualified XII (0.95)                     10.924                 12.932         18.38%              32,293.1          417,615
Qualified XII (1.05)                     12.278                 12.914          5.18%(6)            2,165.0           27,959
Qualified XII (1.15)                     11.071                 12.896         16.48%(1)           34,435.0          444,079
Qualified XII (1.30)                     11.742                 12.869          9.60%(5)               38.9              501
Qualified XII (1.50)                     10.955                 12.834         17.15%(1)            1,125.3           14,441
Qualified XIII                           15.071                 17.841         18.38%              43,765.0          780,820
Qualified XV                             15.046                 17.812         18.38%              54,460.3          970,023
Qualified XVI                            14.934                 17.748         18.84%(3)           21,044.1          373,486
Qualified XVII                           19.178                 17.769         (7.35)%(5)           3,568.6           63,410
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Qualified III                           $13.110                $16.310         24.41%           1,945,860.7       31,736,912
Qualified V                              12.447                 15.467         24.26%              25,710.8          397,666
Qualified VI                             12.518                 15.573         24.41%           6,599,576.9      102,776,154
Qualified VIII                           12.474                 15.518         24.40%               2,069.8           32,119
Qualified X (1.15)                       15.705                 19.553         24.50%             189,559.0        3,706,439
Qualified X (1.25)                       15.664                 19.488         24.41%           1,297,229.9       25,280,078
Qualified XI                             12.554                 15.653         24.69%             178,053.1        2,787,133
Qualified XII (0.95)                     10.819                 13.490         24.69%              66,574.5          898,073
Qualified XII (1.05)                     11.435                 13.471         17.80%(2)           31,132.3          419,385
Qualified XII (1.15)                     10.805                 13.452         24.50%              33,265.9          447,504
Qualified XII (1.30)                     10.942                 13.424         22.68%(3)            5,809.5           77,989
Qualified XII (1.50)                     10.905                 13.387         22.76%(1)            8,607.3          115,227
Qualified XIII                           12.541                 15.636         24.69%             111,225.4        1,739,160
Qualified XV                             12.520                 15.610         24.69%              97,295.8        1,518,824
Qualified XVI                            12.711                 15.555         22.37%(3)          119,864.4        1,864,434
Qualified XVII                           14.065                 15.573         10.72%(5)           47,051.9          732,745
Qualified XVIII                          17.600                 19.488         10.73%(5)           19,896.0          387,728
-----------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Qualified I                             $10.770                $13.288         23.38%                 448.8            5,964
Qualified III                            11.843                 14.246         20.29%(1)               21.8              310
Qualified V                              11.516                 14.185         23.17%              19,818.8          281,133
Qualified VI                             11.402                 14.061         23.32%           6,082,316.8       85,524,344
Qualified VIII                           11.541                 14.232         23.31%               2,691.6           38,306
Qualified X (1.15)                       15.900                 19.623         23.41%              86,591.7        1,699,149
Qualified X (1.25)                       15.858                 19.557         23.32%           1,101,514.2       21,541,971
Qualified XI                             11.435                 14.134         23.60%             156,646.4        2,213,981
Qualified XII (0.95)                     10.362                 12.807         23.60%              93,597.1        1,198,695
Qualified XII (1.00)                     10.358                 12.798         23.55%              33,837.5          433,056
Qualified XII (1.05)                     10.988                 12.789         16.39%(2)           19,549.3          250,019
Qualified XII (1.15)                     10.348                 12.771         23.41%              34,706.0          443,246
Qualified XII (1.25)                     11.704                 12.754          8.97%(5)               70.2              896
Qualified XII (1.30)                     10.724                 12.745         18.85%(4)            1,739.9           22,175
Qualified XII (1.50)                     10.537                 12.709         20.61%(1)            2,877.5           36,571
Qualified XIII                           11.423                 14.118         23.60%             166,188.7        2,346,295
Qualified XV                             11.404                 14.095         23.60%             180,049.9        2,537,766
Qualified XVI                            11.373                 14.044         23.49%(3)           94,675.7        1,329,657
Qualified XVII                           12.498                 14.061         12.51%(5)           30,818.8          433,347
Qualified XVIII                          17.382                 19.557         12.51%(5)           16,019.7          313,292
-----------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Qualified V                             $11.111                $13.141         18.26%               3,603.4           47,351

                                      S-11

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):
-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

 Overseas Portfolio (continued):
Qualified VI                            $11.137                $13.186         18.40%             715,460.3        9,434,067
Qualified VIII                           11.370                 13.184         15.95%(2)               80.5            1,061
Qualified X (1.15)                       11.503                 13.630         18.49%              27,317.9          372,350
Qualified X (1.25)                       11.473                 13.585         18.40%             217,344.9        2,952,522
Qualified XI                             11.169                 13.254         18.67%              26,556.2          351,975
Qualified XII (0.95)                     10.664                 12.655         18.67%               9,309.7          117,809
Qualified XII (1.05)                     10.798                 12.637         17.03%(2)            4,887.0           61,757
Qualified XII (1.15)                     10.662                 12.619         18.35%(1)            5,369.1           67,755
Qualified XII (1.25)                     12.512                 12.602          0.72%(8)                3.2               40
Qualified XII (1.30)                     11.785                 12.593          6.86%(4)              311.4            3,921
Qualified XII (1.50)                     10.566                 12.558         18.85%(1)               68.2              857
Qualified XIII                           11.157                 13.240         18.67%              40,548.8          536,848
Qualified XV                             11.138                 13.218         18.67%              45,252.6          598,129
Qualified XVI                            11.253                 13.170         17.04%(3)            7,727.2          101,769
Qualified XVII                           12.518                 13.186          5.34%(5)            1,611.0           21,243
Qualified XVIII                          12.896                 13.585          5.34%(5)            1,431.4           19,445
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Qualified III                           $12.349                $14.450         17.01%           1,520,868.2       21,976,134
-----------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Qualified III                           $14.092                $17.557         17.56%           2,393,187.1       42,017,100
Qualified V                              12.511                 15.570         24.44%              55,369.1          862,073
Qualified VI                             12.455                 15.518         24.59%          10,271,212.2      159,385,118
Qualified VIII                           12.538                 15.621         24.58%               2,366.4           36,965
Qualified X (1.15)                       14.016                 17.476         24.68%              25,037.4          437,560
Qualified X (1.25)                       13.994                 17.435         24.59%             779,489.9       13,590,296
Qualified XI                             12.491                 15.598         24.87%             145,006.0        2,261,743
Qualified XII (0.95)                     11.243                 14.039         24.87%             161,291.0        2,264,338
Qualified XII (1.00)                     11.239                 14.029         24.82%              59,516.5          834,964
Qualified XII (1.05)                     12.865                 14.019          8.97%(6)            3,868.6           54,235
Qualified XII (1.15)                     11.228                 14.000         24.69%              44,361.3          621,054
Qualified XII (1.20)                     12.889                 13.990          8.54%(6)                8.2              115
Qualified XII (1.25)                     11.902                 13.980         17.46%(4)              263.7            3,687
Qualified XII (1.30)                     11.031                 13.971         26.65%(3)            5,925.0           82,776
Qualified XII (1.50)                     11.436                 13.932         21.83%(1)            7,419.7          103,372
Qualified XIII                           12.477                 15.581         24.87%             289,280.8        4,507,181
Qualified XV                             12.457                 15.555         24.87%             230,413.3        3,584,028
Qualified XVI                            12.388                 15.499         25.11%(3)          155,500.0        2,410,111
Qualified XVII                           13.443                 15.518         15.44%(5)           28,126.5          436,457
Qualified XVIII                          15.104                 17.435         15.43%(5)           20,088.6          350,242
-----------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Qualified III                           $14.240                $18.216         27.92%           2,819,948.8       51,369,251
-----------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust Fund:
Qualified III                           $16.952                $17.987          6.11%             737,426.3      $13,264,424
Qualified V                              12.258                 12.991          5.98%              21,473.3          278,955
Qualified VI                             12.088                 12.826          6.11%             802,112.3       10,288,170
Qualified VIII                           11.396                 12.091          6.10%               7,866.1           95,112
Qualified XI                             12.123                 12.892          6.35%              34,822.1          448,943
Qualified XII (0.95)                     10.525                 11.193          6.35%               6,217.8           69,595
Qualified XII (1.15)                     10.515                 11.162          6.15%(1)           15,616.4          174,309
Qualified XII (1.50)                     10.669                 11.108          4.11%(4)              286.0            3,177
Qualified XIII                           12.110                 12.878          6.35%               9,028.6          116,275
Qualified XV                             12.090                 12.857          6.35%              67,825.2          872,032
Qualified XVI                            12.112                 12.811          5.77%(3)            9,655.0          123,690
Qualified XVII                           12.462                 12.826          2.92%(5)           18,823.4          241,436
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Qualified III                           $16.334                $17.903          9.61%           1,892,745.5       33,886,741

                                      S-12

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):
-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

 Aggressive Growth Portfolio (continued):
Qualified V                             $14.151                $15.492          9.48%              43,354.9          671,650
Qualified VI                             14.202                 15.566          9.61%           9,114,364.7      141,873,535
Qualified VIII                           14.199                 15.562          9.60%               4,164.8           64,814
Qualified X (1.15)                       13.733                 15.063          9.69%              16,732.3          252,039
Qualified X (1.25)                       13.710                 15.027          9.61%             495,120.4        7,440,040
Qualified XI                             14.243                 15.646          9.85%             235,082.2        3,678,149
Qualified XII (0.95)                      9.510                 10.447          9.85%             221,571.3        2,314,767
Qualified XII (1.00)                      9.507                 10.440          9.81%              39,456.6          411,919
Qualified XII (1.05)                      8.894                 10.433         17.30%(2)           38,121.9          397,708
Qualified XII (1.15)                      9.498                 10.418          9.69%              69,793.9          727,116
Qualified XII (1.25)                      9.646                 10.404          7.86%(5)               66.3              690
Qualified XII (1.30)                      8.944                 10.396         16.23%(4)            2,148.3           22,335
Qualified XII (1.50)                      9.477                 10.367          9.40%              11,663.4          120,919
Qualified XIII                           14.227                 15.629          9.85%             199,811.2        3,122,892
Qualified XV                             14.204                 15.603          9.85%             277,879.7        4,335,812
Qualified XVI                            12.594                 15.547         23.45%(3)           75,489.5        1,173,657
Qualified XVII                           14.156                 15.566          9.96%(5)           26,563.6          413,486
Qualified XVIII                          13.666                 15.027          9.96%(5)           13,688.5          205,693
-----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Qualified III                           $12.453                $14.729         18.28%               6,894.9          101,554
Qualified V                              12.421                 14.674         18.14%               4,979.1           73,064
Qualified VI                             12.449                 14.725         18.28%           1,720,444.0       25,333,153
Qualified VIII                           12.448                 14.722         18.27%               1,054.4           15,523
Qualified X (1.15)                       12.938                 15.314         18.37%              24,214.0          370,817
Qualified X (1.25)                       12.917                 15.279         18.28%             216,035.9        3,300,765
Qualified XI                             12.485                 14.801         18.55%              43,421.8          642,671
Qualified XII (0.95)                     11.105                 13.164         18.55%              27,040.5          355,963
Qualified XII (1.00)                     13.490                 13.146         (2.55%)              9,825.2          129,159
Qualified XII (1.15)                     11.090                 13.128         18.37%              12,288.0          161,311
Qualified XII (1.30)                     12.113                 13.100          8.15%(5)              240.6            3,152
Qualified XII (1.50)                     11.136                 13.064         17.31%(1)            2,509.6           32,785
Qualified XIII                           12.472                 14.785         18.55%              48,184.4          712,385
Qualified XV                             12.451                 14.760         18.55%              75,799.4        1,118,800
Qualified XVI                            12.760                 14.707         15.26%(3)           18,986.1          279,231
Qualified XVII                           13.573                 14.725          8.49%(5)            6,324.2           93,122
Qualified XVIII                          14.084                 15.279          8.48%(5)           12,890.4          196,950
-----------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Qualified III                           $13.074                $14.031          7.32%               5,354.7           75,131
Qualified V                              12.976                 13.910          7.19%               4,516.1           62,819
Qualified VI                             13.022                 13.976          7.32%             804,369.4       11,241,863
Qualified VIII                           13.020                 13.973          7.32%                 157.9            2,206
Qualified XI                             13.060                 14.048          7.56%               9,443.8          132,666
Qualified XII (0.95)                     10.902                 11.727          7.56%               4,060.8           47,619
Qualified XII (1.00)                     10.857                 11.718          7.93%(1)            2,902.9           34,018
Qualified XII (1.05)                     11.571                 11.710          1.20%(6)              248.3            2,907
Qualified XII (1.15)                     10.882                 11.694          7.46%(1)            3,421.2           40,007
Qualified XII (1.50)                     10.955                 11.637          6.23%(3)              104.3            1,213
Qualified XIII                           13.046                 14.033          7.56%              13,320.9          186,929
Qualified XV                             13.024                 14.009          7.56%              10,032.0          140,542
Qualified XVI                            13.025                 13.959          7.17%(3)           12,816.5          178,909
Qualified XVII                           13.448                 13.976          3.93%(5)              301.9            4,219
-----------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Qualified III                           $13.872                $17.051         22.91%             999,388.5       17,040,283
Qualified V                              12.698                 15.589         22.77%               9,413.5          146,742
Qualified VI                             12.716                 15.629         22.91%           2,859,604.1       44,694,133
Qualified VIII                           12.725                 15.640         22.91%               1,320.8           20,657
Qualified X (1.15)                       13.621                 16.755         23.01%               5,744.3           96,244
Qualified X (1.25)                       13.599                 16.716         22.91%             350,921.6        5,865,886
Qualified XI                             12.753                 15.710         23.19%              74,094.3        1,164,024

                                      S-13

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):
-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

 Growth Portfolio (continued):
Qualified XII (0.95)                    $10.891                $13.416         23.19%              64,075.2          859,659
Qualified XII (1.00)                     10.929                 13.407         22.67%(1)            4,456.6           59,750
Qualified XII (1.05)                     13.078                 13.398          2.45%(6)            3,758.2           50,352
Qualified XII (1.15)                     11.138                 13.379         20.12%(1)           18,643.9          249,442
Qualified XII (1.25)                     13.270                 13.361          0.69%(8)                4.0               53
Qualified XII (1.30)                     10.962                 13.351         21.79%(3)              563.3            7,521
Qualified XII (1.50)                     11.002                 13.314         21.01%(1)            5,816.4           77,441
Qualified XIII                           12.739                 15.693         23.19%              84,671.3        1,328,742
Qualified XV                             12.718                 15.667         23.19%              80,539.2        1,261,797
Qualified XVI                            12.975                 15.611         20.32%(3)           51,538.3          804,554
Qualified XVII                           13.985                 15.629         11.76%(5)            6,132.4           95,846
Qualified XVIII                          14.957                 16.716         11.76%(5)           11,447.2          191,347
Annuity contracts in payment period                                                                                   38,299
-----------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:
Qualified III                           $10.671                $11.107          4.08%              70,149.4          779,139
Qualified V                              10.576                 10.994          3.96%                 611.3            6,720
Qualified VI                             10.600                 11.032          4.08%             105,021.0        1,158,613
Qualified X (1.25)                       10.561                 10.992          4.08%              24,716.1          271,675
Qualified XI                             10.631                 11.089          4.31%               4,612.0           51,142
Qualified XII (0.95)                     10.366                 10.813          4.31%                 462.7            5,003
Qualified XII (1.05)                     10.722                 10.798          0.71%(6)               54.9              593
Qualified XII (1.15)                     10.353                 10.783          4.16%                 520.2            5,610
Qualified XII (1.50)                     10.444                 10.731          2.75%(3)              799.3            8,577
Qualified XIII                           10.619                 11.077          4.31%              27,342.7          302,876
Qualified XV                             10.703                 11.059          3.33%(3)            4,020.5           44,462
Qualified XVI                            10.691                 11.019          3.07%(3)            1,797.2           19,803
Qualified XVII                           10.850                 11.032          1.68%(5)              387.4            4,274
Qualified XVIII                          10.810                 10.992          1.68%(5)              999.3           10,984
-----------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Qualified III                           $15.493                $19.445         25.51%           3,603,130.3       70,062,887
Qualified V                              13.934                 17.467         25.36%              79,434.7        1,387,505
Qualified VI                             13.860                 17.395         25.51%          16,418,633.6      285,605,841
Qualified VIII                           13.819                 17.344         25.50%               2,863.0           49,654
Qualified X (1.15)                       15.592                 19.583         25.60%              52,700.7        1,032,057
Qualified X (1.25)                       15.566                 19.537         25.51%           1,201,799.6       23,479,921
Qualified XI                             13.900                 17.485         25.79%             473,042.9        8,271,083
Qualified XII (0.95)                     11.370                 14.302         25.79%             315,193.4        4,507,947
Qualified XII (1.00)                     11.366                 14.292         25.74%              82,112.0        1,173,566
Qualified XII (1.05)                     12.089                 14.282         18.14%(2)           54,501.7          778,410
Qualified XII (1.15)                     11.355                 14.263         25.60%              59,886.1          854,125
Qualified XII (1.20)                     13.856                 14.253          2.87%(6)                8.2              117
Qualified XII (1.25)                     13.125                 14.243          8.52%(5)               97.1            1,383
Qualified XII (1.30)                     11.961                 14.233         19.00%(3)            1,407.1           20,027
Qualified XII (1.50)                     11.483                 14.193         23.60%(1)           14,593.0          207,124
Qualified XIII                           13.885                 17.466         25.79%             548,017.7        9,571,591
Qualified XV                             13.862                 17.437         25.79%             501,974.0        8,752,839
Qualified XVI                            14.439                 17.374         20.33%(3)          157,920.3        2,743,771
Qualified XVII                           15.828                 17.395          9.90%(5)           59,317.0        1,031,833
Qualified XVIII                          17.777                 19.537          9.90%(5)           77,750.3        1,519,030
Annuity contracts in payment period                                                                                  123,556
-----------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                            $8.832                 $9.737         10.24%             726,609.7        7,074,956
-----------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                           $13.611                $16.658         22.38%             643,300.3       10,716,018
Qualified V                              15.132                 18.497         22.24%              13,355.4          247,029
Qualified VI                             14.686                 17.973         22.38%           1,830,284.1       32,896,255
Qualified VIII                           12.606                 15.581         23.60%(1)            1,766.3           27,520
Qualified XI                             14.729                 18.066         22.66%              70,559.8        1,274,728
Qualified XII (0.95)                     11.383                 13.962         22.66%              36,313.3          507,012

                                      S-14

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):
-----------------------------------------------------------------------------------------------------------------------------
                                                   Value                  Increase(Decrease)     Units
                                                  Per Unit                   in Value of      Outstanding         Reserves
                                      Beginning                End of     Accumulation           at End            at End
                                      of Period               Period           Unit            of Period          of Period
-----------------------------------------------------------------------------------------------------------------------------

Lexington Natural Resources Trust Fund (continued):
Qualified XII (1.05)                    $12.407                $13.943         12.38%(6)              374.6            5,223
Qualified XII (1.15)                     11.865                 13.923         17.35%(1)           12,402.7          172,689
Qualified XII (1.25)                     11.717                 13.904         18.67%(5)               34.6              481
Qualified XII (1.30)                     10.678                 13.894         30.12%(3)               62.3              866
Qualified XII (1.50)                     11.712                 13.856         18.31%(1)              817.8           11,331
Qualified XIII                           14.713                 18.046         22.66%              73,869.5        1,333,068
Qualified XV                             14.688                 18.016         22.66%             109,314.3        1,969,439
Qualified XVI                            13.756                 17.952         30.50%(3)           23,581.4          423,330
Qualified XVII                           15.221                 17.973         18.08%(5)           11,124.9          199,950
-----------------------------------------------------------------------------------------------------------------------------
Neuberger and Berman Advisers Management Trust -
 Growth Portfolio:
Qualified III                           $18.786                $24.544         30.65%           2,011,809.5       49,378,714
Qualified V                              15.451                 20.163         30.50%              51,235.6        1,033,044
Qualified VI                             15.461                 20.200         30.65%           2,901,208.0       58,603,360
Qualified VIII                           13.293                 17.366         30.64%               9,557.3          165,973
Qualified XI                             15.506                 20.304         30.95%             190,103.2        3,859,810
Qualified XII (0.95)                      9.970                 13.055         30.95%              58,171.6          759,449
Qualified XII (1.05)                     12.203                 13.037          6.83%(6)              615.4            8,023
Qualified XII (1.15)                     10.285                 13.019         26.58%(1)           76,898.3        1,001,146
Qualified XII (1.30)                     11.315                 12.992         14.82%(5)              134.3            1,745
Qualified XII (1.50)                     10.219                 12.956         26.78%(3)               24.2              313
Qualified XIII                           15.489                 20.282         30.95%              79,849.2        1,619,478
Qualified XV                             15.463                 20.248         30.95%             197,587.4        4,000,739
Qualified XVI                            16.162                 20.175         24.83%(3)           21,254.7          428,824
Qualified XVII                           17.467                 20.200         15.65%(5)            6,676.9          134,872
-----------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:
Qualified III                           $16.453                $18.849         14.55%           3,328,134.0       62,730,464
Qualified V                              15.616                 17.869         14.42%              57,122.6        1,020,716
Qualified VI                             15.781                 18.079         14.56%           6,514,240.6      117,771,920
Qualified VIII                           13.298                 15.233         14.55%              18,899.2          287,892
Qualified X (1.15)                       15.830                 18.149         14.65%              38,517.4          699,056
Qualified X (1.25)                       15.781                 18.079         14.56%             520,730.7        9,414,367
Qualified XI                             15.827                 18.172         14.82%             308,751.9        5,610,744
Qualified XII (0.95)                     10.672                 12.254         14.82%             214,295.1        2,625,881
Qualified XII (1.05)                     10.837                 12.237         12.92%(2)            5,504.3           67,353
Qualified XII (1.15)                     10.658                 12.220         14.65%              74,623.2          911,863
Qualified XII (1.25)                     11.626                 12.203          4.96%(4)              119.3            1,456
Qualified XII (1.30)                     11.793                 12.194          3.40%(5)              148.1            1,806
Qualified XII (1.50)                     10.566                 12.160         15.09%(1)            2,430.8           29,560
Qualified XIII                           15.810                 18.153         14.82%             295,402.2        5,362,311
Qualified XV                             15.784                 18.122         14.82%             484,025.6        8,771,709
Qualified XVI                            15.781                 18.058         14.43%(3)           44,160.4          797,427
Qualified XVII                           17.350                 18.079          4.20%(5)           10,477.1          189,417
Qualified XVIII                          17.350                 18.079          4.20%(5)           20,062.7          362,717
Qualified XXI                            16.946                 18.872         11.37%(4)          287,634.3        5,428,303
-----------------------------------------------------------------------------------------------------------------------------

* Applies only to participants of the Opportunity Plus program and Multiple Options Portfolio

    Qualified I   Individual contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code");
                  Tax-Deferred Annuity Plans" established by the public school systems and tax-exempt organizations pursuant to Section
                  403(b) of the Code, and certain Individual Retirement Annuity
                  Plans established by or on behalf of individuals pursuant to section 408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group contracts issued

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):

                 prior to May 1, 1975 in connection with Qualified Corporate Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

Qualified III    Individual contracts issued in connection with Tax-Deferred
                 Annuity Plans and Individual Retirement Annuity Plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred
                 Annuity Plans and group contracts issued since May 1, 1979 in connection with "Deferred Compensation Plans" adopted by state and local governments and H.R. 10 Plans.

Qualified V      Group AetnaPlus contracts issued since August 28, 1992 in
                 connection with Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

Qualified VI     Group AetnaPlus contracts issued in connection with
                 Tax-Deferred Annuity Plans and Retirement Plus Plans since
                 August 28, 1992.

Qualified VII    Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

Qualified VIII   Group AetnaPlus" contracts issued in connection with
                 Tax-Deferred Annuity Plans and "deferred Compensation Plans" adopted by state and local governments since June 30, 1993.

Qualified IX     Certain large group contracts (Jumbo) that were converted to
                 ACES, an administrative system (previously valued under Qualified VI).

Qualified X      Individual Retirement Annuity and Simplified Employee Pension
                 Plans issued or converted to ACES, an administrative system.

Qualified XI     Certain large group contracts issued in connection with
                 "Deferred Compensation Plans" adopted by state and local governments since January 1996.

Qualified XII    Group "Deferred Compensation Plan" contracts shown
                 separately by applicable daily charge.

Qualified XIII   Certain existing contracts issued in connection with
                 Tax-Deferred Annuity Plans and Retirement Plus Plans issued through product exchange (previously valued under Qualified
                 VI).

Qualified XIV    Certain existing contracts issued in connection with
                 Tax-Deferred Annuity Plans that were converted to ACES, an administrative system (previously valued under Qualified III).

Qualified XV     Certain existing contracts issued in connection with
                 Tax-Deferred Annuity Plans (previously valued under Qualified
                 VI).

Qualified XVI    Group Aetna Plus contracts issued in connection with
                 Deferred Compensation Plans having contract modifications effective April 7, 1997.

Qualified XVII   Group Aetna Plus contracts issued in connection with
                 Deferred Compensation Plans having contract modifications effective May 29, 1997.

Qualified XVIII  Group Aetna Plus contracts issued in connection with
                 Deferred Compensation Plans having contract modifications effective May 29, 1997.

Qualified XIX    Group Aetna Plus contracts issued in connection with
                 Deferred Compensation Plans having contract modifications effective May 29, 1997.

Qualified XX     Group Aetna Plus contracts issued in connection with
                 Deferred Compensation Plans having contract modifications effective May 29, 1997.

Qualified XXI    Group 457 contracts issued in connection with Deferred
                 Compensation Plans issued to employees of the County of San
                 Jose.

Variable Annuity Account C
Condensed Financial Information - Period Ended September 30, 1997
(Unaudited & continued):

Notes to Condensed Financial Information:


(1) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during January 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(2) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during February 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(3) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during April 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(4) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during May 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(5) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during June 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(6) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during July 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(7) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during August 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(8) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during September 1997 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

See Notes to Financial Statements

Variable Annuity Account C


Notes to Financial Statements - September 30, 1997 (Unaudited)


1.   Summary of Significant Accounting Policies

     Variable Annuity Account C ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 1997:


       Aetna Variable Fund
       Aetna Income Shares
       Aetna Variable Encore Fund
       Aetna Investment Advisers Fund, Inc.
       Aetna GET Fund, Series B
       Aetna GET Fund, Series C
       Aetna Ascent Variable Portfolio
       Aetna Crossroads Variable Portfolio
       Aetna Legacy Variable Portfolio
       Aetna Variable Portfolios, Inc.:
       [bullet] Aetna Variable Capital Appreciation Portfolio [bullet] Aetna Variable Growth Portfolio
       [bullet] Aetna Variable Index Plus Portfolio
       [bullet] Aetna Variable Small Company Portfolio
       Alger American Funds:
       [bullet] Growth Portfolio
       [bullet] Small Capitalization Portfolio
       American Century Investments - Capital Appreciation Fund Calvert Responsibly Invested Balanced Portfolio
       Fidelity Investments Variable Insurance Products Fund:
       [bullet] Equity-Income Portfolio
       [bullet] Growth Portfolio
       [bullet] Overseas Portfolio
       Fidelity Investments Variable Insurance Products Fund II:
       [bullet] Asset Manger Portfolio
       [bullet] Contrafund Portfolio
       [bullet] Index 500 Portfolio
       Franklin Government Securities Trust
       Janus Aspen Series:
       [bullet] Aggressive Growth Portfolio
       [bullet] Balanced Portfolio
       [bullet] Flexible Income Portfolio
       [bullet] Growth Portfolio
       [bullet] Short-Term Bond Portfolio
       [bullet] Worldwide Growth Portfolio
       Lexington Fund Emerging Markets Fund
       Lexington Natural Resources Trust Fund
       Neuberger & Berman Advisers Management Trust -
           Growth Portfolio
       Scudder Variable Life Investment Fund -
           International Portfolio

     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended September 30, 1997 and September 30, 1996 aggregated $1,487,577,640 and $724,699,160; $1,802,994,048 and
     $1,083,592,483, respectively.

Variable Annuity Account C

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Nine-Month Period Ended September 30, 1997

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation        Proceeds          Cost of             Net
                                                                  Period            from          Investments        Realized
                                                 Dividends       Deductions         Sales            Sold           Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
American Century Investments -
  Capital Appreciation Fund:                     $5,882,464      ($2,459,568)    $108,055,955     $116,981,149       ($8,925,194)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------

Calvert Responsibly Invested Balanced Fund:               0         (409,355)       1,487,625        1,149,524           338,101
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:                        11,536,379       (1,263,997)       1,848,858        1,442,808           406,050
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                3,033,640         (882,486)       1,405,956          914,279           491,677
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                                762,691         (101,298)       3,578,314        3,157,453           420,861
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                         2,134,313         (180,936)       1,001,802          857,248           144,554
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                            4,376,096       (1,599,200)         881,116          682,953           198,163
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                               890,215         (341,055)       1,489,648        1,151,809           337,839
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:             1,578,341         (224,731)       5,841,326        5,758,278            83,048
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                             0       (1,542,424)      13,676,774       10,535,127         3,141,647
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                                624,077         (218,316)         759,170          626,469           132,701
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                         391,008          (88,043)       2,740,259        2,613,154           127,105
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                1,656,682         (522,905)       1,301,918        1,014,920           286,998
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                          64,108          (20,061)       1,680,155        1,659,552            20,603
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                      4,595,478       (2,774,517)       7,266,281        4,531,063         2,735,218
Annuity contracts in accumulation
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      4,375          (59,620)       1,246,382        1,055,906           190,476
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------

                                      S-20A

---------------------------------------------------------------------------------------------------------------
                                                             Net
        Net Unrealized                  Net         Increase (Decrease)
          Gain (Loss)                Change in         In Net Assets                     Net Assets
 Beginning              End         Unrealized            from Unit            Beginning              End
 of Period           of Period      Gain (Loss)          Transactions          of Period           of Period
---------------------------------------------------------------------------------------------------------------
 $8,139,519         $36,254,183      $28,114,664       ($101,276,839)
                                                                              $346,244,393        $267,579,920
---------------------------------------------------------------------------------------------------------------

  2,963,927          10,677,155        7,713,228           4,304,755
                                                                                39,989,335          51,936,064
---------------------------------------------------------------------------------------------------------------

 10,675,870          30,521,811       19,845,941          37,923,767
                                                                               106,469,428         174,917,568
---------------------------------------------------------------------------------------------------------------
  5,256,264          23,562,942       18,306,678          19,258,619
                                                                                80,442,047         120,650,175
---------------------------------------------------------------------------------------------------------------
    649,630           1,480,318          830,688           4,326,568
                                                                                 8,449,388          14,688,898
---------------------------------------------------------------------------------------------------------------

  2,502,591           3,509,050        1,006,459           1,768,615
                                                                                17,103,129          21,976,134
---------------------------------------------------------------------------------------------------------------
 15,161,493          53,342,687       38,181,194          73,800,639
                                                                               118,886,521         233,843,413
---------------------------------------------------------------------------------------------------------------
  2,304,865          10,179,461        7,874,596          21,376,753
                                                                                21,230,903          51,369,251
---------------------------------------------------------------------------------------------------------------
    405,959             456,848           50,889           1,131,629
                                                                                23,356,943          25,976,119
---------------------------------------------------------------------------------------------------------------

 17,668,916          33,604,573       15,935,657          10,702,516
                                                                               172,876,567         201,113,963
---------------------------------------------------------------------------------------------------------------
    751,567           4,448,514        3,696,947          13,403,728
                                                                                15,281,267          32,920,404
---------------------------------------------------------------------------------------------------------------
    140,666             421,068          280,402           3,023,112
                                                                                 8,417,464          12,151,048
---------------------------------------------------------------------------------------------------------------
  2,192,571          12,904,449       10,711,878          21,119,310
                                                                                40,800,809          74,014,473
                                                                                         0              38,299
---------------------------------------------------------------------------------------------------------------
     (6,468)             19,436           25,904             888,311
                                                                                 1,690,606           2,669,471
---------------------------------------------------------------------------------------------------------------
 16,710,390          82,306,112       65,595,722         178,624,090
                                                                               172,398,274         421,050,709
                                                                                         0             123,556
---------------------------------------------------------------------------------------------------------------
    102,991             470,791          367,800           1,726,444
                                                                                 4,845,481           7,074,956
---------------------------------------------------------------------------------------------------------------


                                      S-20B

Variable Annuity Account C

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Nine-Month Period Ended September 30, 1997

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation        Proceeds          Cost of             Net
                                                                  Period            from          Investments        Realized
                                                 Dividends       Deductions         Sales            Sold           Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                           $240,514,362     ($49,507,584)    $173,563,621     $129,140,625       $44,422,996
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                              9,340,172       (3,167,422)      38,183,031       40,314,677        (2,131,646)
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                       9,635,587       (2,210,248)     153,817,605      158,021,784        (4,204,179)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:            81,276,361       (7,902,515)      27,336,099       20,500,357         6,835,742
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                        12,838,401         (775,118)       5,052,294        3,288,566         1,763,728
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                         1,814,609       (2,357,164)       9,941,787        8,672,183         1,269,604
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                    533,725         (374,531)         306,551          247,282            59,269
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:                379,509         (252,336)         163,192          137,230            25,962
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                    246,736         (142,451)       1,656,681        1,495,046           161,635
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios Inc:
 Aetna Variable Capital Appreciation Portfolio:           0             (394)          96,351           87,462             8,889
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Growth Portfolio:                         0             (243)          79,578           71,627             7,951
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                      0         (318,544)      29,568,723       29,462,142           106,581
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Small Company Portfolio:                  0           (1,262)         126,874          104,365            22,509
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                                1,199,482       (1,192,346)       4,609,781        3,712,724           897,057
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:                 11,721,861       (2,829,398)      43,085,126       27,808,414        15,276,712
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------

                                      S-21A

-------------------------------------------------------------------------------------------------------------------
                                                               Net
          Net Unrealized                 Net           Increase (Decrease)
            Gain (Loss)               Change in           In Net Assets                   Net Assets
 Beginning                 End        Unrealized            from Unit          Beginning                 End
 of Period              of Period     Gain (Loss)          Transactions       of Period               of Period
-------------------------------------------------------------------------------------------------------------------
$327,744,944        $1,608,524,484  $1,280,779,540         $32,157,444
                                                                           $4,694,078,344           $6,157,535,606
                                                                              212,746,872              297,656,368
-------------------------------------------------------------------------------------------------------------------
  (9,314,233)           5,186,299       14,500,532         (29,536,891)
                                                                              354,233,289              342,649,672
                                                                                5,616,023                6,204,385
-------------------------------------------------------------------------------------------------------------------
    (750,036)           3,457,999        4,208,035         (17,285,220)
                                                                              245,304,466              235,448,441
-------------------------------------------------------------------------------------------------------------------
  97,219,569          171,912,987       74,693,418           1,687,703
                                                                              800,532,626              951,931,761
                                                                               14,762,802               19,954,376
-------------------------------------------------------------------------------------------------------------------
  17,286,695           25,914,770        8,628,075          (3,860,946)
                                                                               65,062,153               83,656,293
-------------------------------------------------------------------------------------------------------------------
   2,983,885           44,237,251       41,253,366          (5,373,468)
                                                                              199,058,163              235,665,110
-------------------------------------------------------------------------------------------------------------------
   1,716,824           10,119,883        8,403,059          32,880,683
                                                                               21,660,591               63,162,796
-------------------------------------------------------------------------------------------------------------------
     838,329            5,726,279        4,887,950          23,514,840
                                                                               14,758,921               43,314,846
-------------------------------------------------------------------------------------------------------------------
     112,482            2,042,300        1,929,818          13,506,392
                                                                                9,067,002               24,713,871
                                                                                        0                   55,261
-------------------------------------------------------------------------------------------------------------------

           0                4,150            4,150             170,649
                                                                                        0                  183,294
-------------------------------------------------------------------------------------------------------------------
           0                4,850            4,850              59,283
                                                                                        0                   71,841
-------------------------------------------------------------------------------------------------------------------
      80,325            8,250,892        8,170,567          46,359,119
                                                                               10,653,437               64,893,731
                                                                                        0                   77,429
-------------------------------------------------------------------------------------------------------------------
           0               44,664           44,664             588,696
                                                                                        0                  654,607
-------------------------------------------------------------------------------------------------------------------

   6,730,808           39,699,242       32,968,434          26,930,951
                                                                              104,872,172              165,675,750
-------------------------------------------------------------------------------------------------------------------
  39,364,541           71,522,984       32,158,443          (1,878,305)
                                                                              323,871,170              378,293,554
                                                                                        0                   26,929
-------------------------------------------------------------------------------------------------------------------

                                      S-21B

Variable Annuity Account C

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Nine-Month Period Ended September 30, 1997

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation        Proceeds          Cost of             Net
                                                                  Period            from          Investments        Realized
                                                 Dividends       Deductions         Sales            Sold           Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:          $1,237,592        ($383,470)     $11,350,110       $8,861,815        $2,488,295
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                                8,158,940         (953,708)      11,735,395        9,229,195         2,506,200
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                         4,599,123       (1,860,192)      59,764,823       46,156,473        13,608,350
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C               $421,026,326     ($86,917,437)    $724,699,160     $641,443,662       $83,255,498
=================================================================================================================================

                                      S-22A

----------------------------------------------------------------------------------------------------------------
                                                             Net
             Net Unrealized                Net         Increase (Decrease)
               Gain (Loss)             Change in         In Net Assets                     Net Assets
 Beginning                 End         Unrealized          from Unit             Beginning              End
 of Period              of Period      Gain (Loss)        Transactions           of Period            of Period
-----------------------------------------------------------------------------------------------------------------
  $3,997,171             $9,361,662      $5,364,491      $17,233,682
                                                                                 $23,844,347         $49,784,937
-----------------------------------------------------------------------------------------------------------------

   9,459,521             28,286,231      18,826,710       (2,624,337)
                                                                                  95,081,684         120,995,489
-----------------------------------------------------------------------------------------------------------------

  29,299,509             41,384,145      12,084,636        2,137,297
                                                                                 191,515,746         222,084,960
-----------------------------------------------------------------------------------------------------------------
$612,391,085         $2,379,840,471  $1,767,449,386     $428,769,563          $8,565,202,363     $11,178,785,728
=================================================================================================================

                                      S-22B

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 151,485,109 shares (cost $4,579,080,272) .............................  $4,906,825,216
  Aetna Income Shares;  28,507,123 shares (cost $369,163,545)................................     359,849,312
  Aetna Variable Encore Fund; 18,592,739 shares (cost $246,054,502) .........................     245,304,466
  Aetna Investment Advisers Fund, Inc.; 53,928,968 shares (cost $718,075,860) ...............     815,295,428
  Aetna GET Fund, Series B; 4,575,463 shares (cost $47,775,458) .............................      65,062,153
  Aetna GET Fund, Series C; 19,458,746 shares (cost $196,074,278) ...........................     199,058,163
  Aetna Ascent Variable Portfolio; 1,716,448 shares (cost $19,943,767) ......................      21,660,591
  Aetna Crossroads Variable Portfolio; 1,232,084 shares (cost $13,920,592) ..................      14,758,921
  Aetna Legacy Variable Portfolio; 805,622 shares (cost $8,954,520) .........................       9,067,002
  Aetna Variable Index Plus Portfolio; 976,838 shares (cost $10,573,112) ....................      10,653,437
  Alger American Funds:
    Growth Portfolio; 3,054,826 shares (cost $98,141,364) ...................................     104,872,172
    Small Capitalization Portfolio; 7,916,675 shares (cost $284,506,629) ....................     323,871,170
  Calvert Responsibly Invested Balanced Fund; 22,541,903 shares (cost $37,025,408) ..........      39,989,335
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 5,062,740 shares (cost $95,793,557) ............................     106,469,428
    Growth Portfolio; 2,583,239 shares (cost $75,185,783) ...................................      80,442,047
    Overseas Portfolio; 448,481 shares (cost $7,799,758) ....................................       8,449,388
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 1,010,226 shares (cost $14,600,538) ............................      17,103,129
    Contrafund Portfolio; 7,179,138 shares (cost $103,725,028) ..............................     118,886,521
    Index 500 Portfolio; 238,202 shares (cost $18,926,038) ..................................      21,230,903
 Franklin Government Securities Trust; 1,774,843 shares (cost $22,950,984) ..................      23,356,943
 Janus Aspen Series:
    Aggressive Growth Portfolio; 9,477,882 shares (cost $155,207,650) .......................     172,876,567
    Balanced Portfolio; 1,034,616 shares (cost $14,529,701) .................................      15,281,267
    Flexible Income Portfolio; 748,885 shares (cost $8,276,798) .............................       8,417,464
    Growth Portfolio; 2,630,613 shares (cost $38,608,238) ...................................      40,800,809
    Short-Term Bond Portfolio; 169,569 shares (cost $1,697,074) .............................       1,690,606
    Worldwide Growth Portfolio; 8,868,224 shares (cost $155,687,884) ........................     172,398,274
  Lexington Emerging Markets Fund; 480,702 shares (cost $4,742,490) .........................       4,845,481
  Lexington Natural Resources Trust Fund; 1,668,604 shares (cost $19,847,176) ...............      23,844,347
  Neuberger and Berman Advisers Management Trust -
    Growth Portfolio; 3,688,195 shares (cost $85,622,163) ...................................      95,081,684
  Scudder Variable Life Investment Fund -
    International Portfolio; 14,454,018 shares (cost $162,216,238) ..........................     191,515,746
TCI Portfolios Inc. - Growth Fund; 33,812,929 shares (cost $338,104,873) ....................     346,244,393
                                                                                               --------------
NET ASSETS  (cost $7,952,811,278)............................................................  $8,565,202,363
                                                                                               ==============
Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)

Aetna Variable Fund:
  Annuity contracts in accumulation..........................................................  $4,694,078,344
  Annuity contracts in payment period........................................................     212,746,872
Aetna Income Shares:
  Annuity contracts in accumulation..........................................................     354,233,289
  Annuity contracts in payment period........................................................       5,616,023
Aetna Variable Encore Fund:
  Annuity contracts in accumulation..........................................................     245,304,466
Aetna Investment Advisers Fund, Inc.:
  Annuity contracts in accumulation..........................................................     800,532,626
  Annuity contracts in payment period........................................................      14,762,802

Variable Annuity Account C

 Aetna GET Fund, Series B:
   Annuity contracts in accumulation.........................................................     $65,062,153
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation.........................................................     199,058,163
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation.........................................................      21,660,591
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation.........................................................      14,758,921
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation.........................................................       9,067,002
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation.........................................................      10,653,437
 Alger American Funds:
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................     104,872,172
   Small Capitalization Portfolio:
   Annuity contracts in accumulation.........................................................     323,871,170
 Calvert Responsibly Invested Balanced Fund:
   Annuity contracts in accumulation.........................................................      39,989,335
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation.........................................................     106,469,428
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      80,442,047
   Overseas Portfolio:
   Annuity contracts in accumulation.........................................................       8,449,388
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation.........................................................      17,103,129
   Contrafund Portfolio:
   Annuity contracts in accumulation.........................................................     118,886,521
   Index 500 Portfolio:
   Annuity contracts in accumulation.........................................................      21,230,903
 Franklin Government Securities Trust Fund:
   Annuity contracts in accumulation.........................................................      23,356,943
 Janus Aspen Series:
   Aggressive Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,876,567
   Balanced Portfolio:
   Annuity contracts in accumulation.........................................................      15,281,267
   Flexible Income Portfolio:
   Annuity contracts in accumulation.........................................................       8,417,464
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      40,800,809
   Short-Term Bond Portfolio:
   Annuity contracts in accumulation.........................................................       1,690,606
   Worldwide Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,398,274
 Lexington Emerging Markets Fund:
   Annuity contracts in accumulation.........................................................       4,845,481
 Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation.........................................................      23,844,347
 Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      95,081,684
 Scudder Variable Life Investment Fund - International Portfolio:
   Annuity contracts in accumulation.........................................................     191,515,746

Variable Annuity Account C

 TCI Portfolios, Inc. - Growth Fund:
   Annuity contracts in accumulation.........................................................    $346,244,393
                                                                                               --------------
                                                                                               $8,565,202,363
                                                                                               ==============


See Notes to Financial Statements

Variable Annuity Account C

Statements of Operations and Changes in Net Assets

                                                                           Year Ended December 31,
                                                                          1996                1995
                                                                          ----                ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................     $712,854,599        $730,430,612
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................      (93,446,331)        (71,090,542)
                                                                     --------------      --------------
Net investment income ............................................      619,408,268         659,340,070
                                                                     --------------      --------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................    2,060,808,031         570,154,582
  Cost of investments sold .......................................    1,547,239,509         409,480,615
                                                                     --------------      --------------
    Net realized gain ............................................      513,568,522         160,673,967
Net unrealized gain on investments: (Note 5)
  Beginning of year ..............................................      594,083,184          73,479,233
  End of year ....................................................      612,391,085         594,083,184
                                                                     --------------      --------------
    Net change in unrealized gain ................................       18,307,901         520,603,951
                                                                     --------------      --------------
Net realized and unrealized gain on investments ..................      531,876,423         681,277,918
                                                                     --------------      --------------
Net increase in net assets resulting from operations .............    1,151,284,691       1,340,617,988
                                                                     --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................      951,293,520         771,594,245
Sales and administrative charges deducted by the Company .........          (61,783)            (98,694)
                                                                     --------------      --------------
    Net variable annuity contract purchase payments...............      951,231,737         771,495,551
Transfer from the Company for mortality guarantee adjustments ....        3,247,064           3,678,430
Transfers (to) from the Company's fixed account options ..........      187,508,331         (44,377,350)
Redemptions by contract holders ..................................     (339,383,183)       (287,945,984)
Annuity Payments .................................................      (20,948,181)        (14,807,537)
Other ............................................................          144,245           1,144,770
                                                                     --------------      --------------
    Net increase in net assets from unit transactions (Note 5) ...      781,800,013         429,187,880
                                                                     --------------      --------------
Change in net assets .............................................    1,933,084,704       1,769,805,868
NET ASSETS:
Beginning of year ................................................    6,632,117,659       4,862,311,791
                                                                     --------------      --------------
End of year ......................................................   $8,565,202,363      $6,632,117,659
                                                                     ==============      ==============

See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1996

1.   Summary of Significant Accounting Policies

     Variable Annuity Account C ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:

     Aetna Variable Fund
     Aetna Income Shares
     Aetna Variable Encore Fund
     Aetna Investment Advisers Fund, Inc.
     Aetna GET Fund, Series B
     Aetna GET Fund, Series C
     Aetna Ascent Variable Portfolio
     Aetna Crossroads Variable Portfolio
     Aetna Legacy Variable Portfolio
     Aetna Variable Index Plus Portfolio
     Alger American Funds:
     [bullet]  Growth Portfolio
     [bullet]  Small Capitalization Portfolio
     Calvert Responsibly Invested Balanced Portfolio
     Fidelity Investments Variable Insurance Products Fund:
     [bullet]  Equity-Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Overseas Portfolio
     Fidelity Investments Variable Insurance Products Fund II:
     [bullet]  Asset Manager Portfolio
     [bullet]  Contrafund Portfolio
     [bullet]  Index 500 Portfolio

     Franklin Government Securities Trust
     Janus Aspen Series:
     [bullet]  Aggressive Growth Portfolio
     [bullet]  Balanced Portfolio
     [bullet]  Flexible Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Short-Term Bond Portfolio
     [bullet]  Worldwide Growth Portfolio
     Lexington Fund Emerging Markets Fund
     Lexington Natural Resources Trust Fund
     Neuberger & Berman Advisers Management Trust -
       Growth Portfolio
     Scudder Variable Life Investment Fund -
       International Portfolio
     TCI Portfolios, Inc. - Growth Fund

     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $3,462,016,312 and $2,060,808,031; $1,658,682,532 and
     $570,154,582, respectively.

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996


                                                                                                                      Net Unrealized
                                                           Valuation       Proceeds         Cost of         Net         Gain (Loss)
                                                             Period          from          Investments    Realized       Beginning
                                            Dividends      Deductions        Sales            Sold       Gain (Loss)      of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                       $515,238,366   ($54,321,686)  $1,237,963,630   $841,837,896  $396,125,734 $267,567,573
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                         23,144,319     (4,611,478)     155,474,786    153,469,788     2,004,998    3,230,862
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                  14,058,252     (2,878,790)     175,207,017    167,163,639     8,043,378    9,204,418
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:        72,699,670     (9,562,496)     223,353,174    160,905,519    62,447,655  122,622,603
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                     5,304,368     (1,100,778)      25,117,816     18,596,857     6,520,959   13,423,804
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       969,084       (280,865)         229,569        224,240         5,329            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                963,171       (137,931)         514,612        443,710        70,902      105,405
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:            797,511       (106,179)         755,620        679,118        76,502       68,967
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                595,666        (63,355)       1,206,903      1,119,490        87,413       36,214
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             57,328        (16,537)         356,603        338,531        18,072            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                            2,138,198       (966,404)       3,326,813      3,149,890       176,923     (285,937)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:              1,173,212     (3,731,877)      24,333,106     17,577,100     6,756,006   38,038,924
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:   3,000,539       (425,159)       1,793,014      1,429,393       363,621    2,175,908
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                    2,269,871       (994,896)       3,851,613      3,166,678       684,935    2,759,687
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            2,304,888       (707,334)         623,639        453,561       170,078      505,388
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                            115,737        (82,498)       2,280,928      2,065,136       215,792      163,196
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       955,910       (196,386)       2,016,939      1,797,456       219,483    1,530,985
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                          357,388       (910,633)       1,299,964      1,078,898       221,066      285,166
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           219,199       (139,391)       1,105,697        943,071       162,626      223,865
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:         1,223,061       (290,354)       5,788,894      5,646,267       142,627      831,241
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

                                                                                        Net
                                             Net Unrealized         Net          Increase(Decrease)
                                               Gain (Loss)        Change in          In Net Assets              Net Assets
                                                  End            Unrealized          from Unit         Beginning          End
                                                of Year          Gain (Loss)        Transactions        of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $327,744,944       $60,177,371         $39,664,335
Annuity contracts in accumulation                                                                   $3,805,891,355  $4,694,078,344
Annuity contracts in payment period                                                                    144,049,741     212,746,872
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           (9,314,233)      (12,545,095)        (34,151,027)
Annuity contracts in accumulation                                                                      380,937,626     354,233,289
Annuity contracts in payment period                                                                      5,069,969       5,616,023
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                      (750,036)       (9,954,454)          5,744,394
Annuity contracts in accumulation                                                                      230,291,686     245,304,466
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:          97,219,569       (25,403,034)         (7,904,062)
Annuity contracts in accumulation                                                                      713,304,833     800,532,626
Annuity contracts in payment period                                                                      9,712,862      14,762,802
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      17,286,695         3,862,891         (22,661,545)
Annuity contracts in accumulation                                                                       73,136,258      65,062,153
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       2,983,885         2,983,885         195,380,730
Annuity contracts in accumulation                                                                                0     199,058,163
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                1,716,824         1,611,419          14,244,294
Annuity contracts in accumulation                                                                        4,908,736      21,660,591
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:              838,329           769,362           9,552,968
Annuity contracts in accumulation                                                                        3,668,757      14,758,921
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                  112,482            76,268           6,451,330
Annuity contracts in accumulation                                                                        1,919,680       9,067,002
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:               80,325            80,325          10,514,249
Annuity contracts in accumulation                                                                                0      10,653,437
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                              6,730,808         7,016,745          58,052,710
Annuity contracts in accumulation                                                                       38,454,000     104,872,172
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:               39,364,541         1,325,617          77,101,765
Annuity contracts in accumulation                                                                      241,246,447     323,871,170
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:     2,963,927           788,019           7,573,554
Annuity contracts in accumulation                                                                       28,688,761      39,989,335
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                     10,675,870         7,916,183          58,569,396
Annuity contracts in accumulation                                                                       38,023,939     106,469,428
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              5,256,264         4,750,876          46,205,811
Annuity contracts in accumulation                                                                       27,717,728      80,442,047
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                              649,630           486,434           3,994,936
Annuity contracts in accumulation                                                                        3,718,987       8,449,388
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       2,502,591           971,606             782,358
Annuity contracts in accumulation                                                                       14,370,158      17,103,129
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         15,161,493        14,876,327          73,985,256
Annuity contracts in accumulation                                                                       30,357,117     118,886,521
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           2,304,865         2,081,000          15,496,325
Annuity contracts in accumulation                                                                        3,411,144      21,230,903
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:             405,959          (425,282)            664,776
Annuity contracts in accumulation                                                                       22,042,115      23,356,943
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------


                                                              Valuation         Proceeds          Cost of            Net
                                                                Period            from          Investments        Realized
                                             Dividends        Deductions         Sales             Sold           Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                $1,589,459      ($1,739,222)      $4,803,682        $3,702,615        $1,101,067
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                            238,807          (87,725)       1,671,701         1,511,274           160,427
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                     499,929          (72,736)       1,541,843         1,429,353           112,490
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              630,364         (245,877)       1,130,979           963,703           167,276
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                      61,378          (14,453)         726,351           729,002            (2,651)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                  1,725,690       (1,035,043)       1,942,344         1,492,553           449,791
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      0          (55,554)         905,228           870,164            35,064
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:          80,144         (231,100)       7,649,108         6,026,027         1,623,081
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                            8,437,018       (1,199,983)      15,336,623        13,853,081         1,483,542
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                     4,063,525       (2,264,627)      26,981,873        22,523,390         4,458,483
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:          47,942,547       (4,974,984)     131,517,962       112,052,109        19,465,853
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C           $712,854,599     ($93,446,331)  $2,060,808,031    $1,547,239,509      $513,568,522
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                                     Net                                  Net
                                                  Unrealized              Net      Increase (Decrease)
                                                 Gain (Loss)           Change in      In Net Assets             Net Assets
                                          Beginning         End       Unrealized       from Unit        Beginning          End
                                           of Year        of Year     Gain (Loss)     Transactions       of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:            $13,091,398    $17,668,916    $4,577,518     $79,952,029
Annuity contracts in accumulation                                                                       $87,395,716    $172,876,567
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                          60,530       751,567        691,037      12,773,551
Annuity contracts in accumulation                                                                         1,505,170      15,281,267
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                  167,581       140,666        (26,915)      4,046,573
Annuity contracts in accumulation                                                                         3,858,123       8,417,464
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           145,978     2,192,571      2,046,593      33,135,966
Annuity contracts in accumulation                                                                         5,066,487      40,800,809
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     (354)       (6,468)        (6,114)      1,108,236
Annuity contracts in accumulation                                                                           544,210       1,690,606

                                      S-31


------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                 786,497    16,710,390     15,923,893     139,287,080
Annuity contracts in accumulation                                                                        16,046,863     172,398,274
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:             (46,118)      102,991        149,109       1,627,816
Annuity contracts in accumulation                                                                         3,089,046       4,845,481
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:    1,277,740     3,997,171      2,719,431       5,442,307
Annuity contracts in accumulation                                                                        14,210,484      23,844,347
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                        11,656,721     9,459,521     (2,197,200)       (937,272)
Annuity contracts in accumulation                                                                        89,495,579      95,081,684
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                 12,783,439    29,299,509     16,516,070       4,017,712
Annuity contracts in accumulation                                                                       164,724,583     191,515,746
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:       91,671,503     8,139,519    (83,531,984)    (57,916,538)
Annuity contracts in accumulation                                                                       425,259,499     346,244,393
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C        $594,083,184  $612,391,085    $18,307,901    $781,800,013    $6,632,117,659  $8,565,202,363
===================================================================================================================================

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
    Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.

                                                     /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   Index to Consolidated Financial Statements


                                                                                             Page
Consolidated Statements of Income for the three and nine months ended September 30, 1997
   and 1996 (unaudited)  .................................................................    F-2
Consolidated Balance Sheets as of September 30, 1997 (unaudited) and December 31, 1996        F-3
Consolidated Statements of Changes in Shareholder's Equity for the nine months ended
   September 30, 1997 and 1996 (unaudited)   .............................................    F-4
Consolidated Statements of Cash Flows for the nine months ended September 30, 1997 and
   1996 (unaudited) ......................................................................    F-5
Condensed Notes to Consolidated Financial Statements as of September 30, 1997 (unaudited)     F-7
Independent Auditors' Report  ............................................................   F-10
Consolidated Statements of Income for the Years Ended December 31, 1996, 1995 and 1994       F-11
Consolidated Balance Sheets as of December 31, 1996 and 1995   ...........................   F-12
Consolidated Statements of Changes in Shareholder's Equity for the Years Ended December
   31, 1996, 1995 and 1994  ..............................................................   F-13
Consolidated Statements of Cash Flows for the Years Ended December 31, 1996, 1995 and        F-14
  1994
Notes to Consolidated Financial Statements   .............................................   F-16

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                  (millions)

                                                      3 Months Ended      9 Months Ended
                                                       September 30,      September 30,
                                                     ----------------- ------------------
                                                        (unaudited)        (unaudited)
                                                      1997     1996     1997       1996
                                                     -------- -------- ---------- ---------
Revenue:
 Premiums                                            $ 68.2   $ 35.5   $  200.1   $  99.9
 Charges assessed against policyholders               127.7     99.1      350.2     289.3
 Net investment income                                269.5    259.7      804.9     771.8
 Net realized capital gains                             8.8      0.1       17.9      17.2
 Other income                                           9.6      9.4       28.8      34.6
                                                     -------  -------  ---------  ---------
  Total revenue                                       483.8    403.8    1,401.9   1,212.8
Benefits and expenses:
 Current and future benefits                          286.5    245.6      853.4     719.1
 Operating expenses                                    84.5     84.6      247.3     261.3
 Amortization of deferred policy acquisition costs     40.1     17.9       92.4      46.6
 Severance and facilities charges                        --     47.3         --      61.3
                                                     -------  -------  ---------  ---------
  Total benefits and expenses                         411.1    395.4    1,193.1   1,088.3
Income before income taxes                             72.7      8.4      208.8     124.5
Income taxes                                           21.3      1.4       63.9      34.3
                                                     -------  -------  ---------  ---------
Net income                                           $ 51.4   $  7.0   $  144.9   $  90.2
                                                     =======  =======  =========  =========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                    September 30,     December 31,
                                                                        1997              1996
                                                                    ---------------   -------------
Assets                                                               (unaudited)
-----------------------------------------------------------------   ---------------
Investments:
 Debt securities available for sale, at fair value
  (amortized cost:$12,736.4 and $12,539.1)                             $13,257.1        $12,905.5
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $143.4 and $107.6)                  166.5            119.0
  Investment in affiliated mutual funds (cost: $42.0 and $77.3)             55.1             81.1
  Common stock                                                                .8               .3
 Short-term investments                                                    111.8             34.8
 Mortgage loans                                                             12.9             13.0
 Policy loans                                                              453.7            399.3
                                                                       ----------       ----------
   Total investments                                                    14,057.9         13,553.0
 Cash and cash equivalents                                                 614.2            459.1
 Accrued investment income                                                 183.0            159.0
 Premiums due and other receivables                                         37.3             26.6
 Deferred policy acquisition costs                                       1,620.6          1,515.3
 Reinsurance loan to affiliate                                             474.4            628.3
 Other assets                                                               40.1             33.7
 Separate accounts assets                                               21,494.5         15,318.3
                                                                       ----------       ----------
   Total assets                                                        $38,522.0        $31,693.3
                                                                       ==========       ==========
Liabilities and Shareholder's Equity
----------------------------------------------------------------
Liabilities:
 Future policy benefits                                                $ 3,757.8        $ 3,617.0
 Unpaid claims and claim expenses                                           28.0             28.9
 Policyholders' funds left with the Company                             11,074.5         10,663.7
                                                                       ----------       ----------
  Total insurance reserve liabilities                                   14,860.3         14,309.6
 Other liabilities                                                         295.2            354.7
 Income taxes:
  Current                                                                   37.1             20.7
  Deferred                                                                  74.8             80.5
 Separate accounts liabilities                                          21,468.6         15,318.3
                                                                       ----------       ----------
   Total liabilities                                                    36,736.0         30,083.8
                                                                       ==========       ==========
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                             2.8              2.8
 Paid-in capital                                                           418.0            418.0
 Net unrealized capital gains                                               96.7             60.5
 Retained earnings                                                       1,268.5          1,128.2
                                                                       ----------       ----------
   Total shareholder's equity                                            1,786.0          1,609.5
                                                                       ----------       ----------
   Total liabilities and shareholder's equity                          $38,522.0        $31,693.3
                                                                       ==========       ==========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                9 Months Ended September 30,
                                                ----------------------------
                                                (unaudited)   (unaudited)
                                                   1997           1996
                                                ----------   -------------
Shareholder's equity, beginning of year           $1,609.5     $  1,583.0
Net change in unrealized capital gains (losses)       36.2          (93.4)
Net income                                           144.9           90.2
Common stock dividends                                (8.3)          (1.5)
Other changes                                          3.7             --
                                                  --------     ----------
Shareholder's equity, end of period               $1,786.0     $  1,578.3
                                                  ========     ==========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                   9 Months Ended September 30,
                                                                   ----------------------------
                                                                   (unaudited)      (unaudited)
                                                                      1997             1996
                                                                   ------------   -------------
Cash Flows from Operating Activities:
 Net income                                                        $   144.9       $     90.2
 Adjustments to reconcile net income to net cash provided by
   (used for) operating activities:
 Increase in accrued investment income                                 (24.0)           (13.0)
 Increase in premiums due and other receivables                         (8.8)            (2.3)
 Increase in policy loans                                              (54.4)           (29.5)
 Increase in deferred policy acquisition costs                        (105.3)          (127.2)
 Decrease in reinsurance loan to affiliate                             153.9             22.1
 Net increase in universal life account balances                       224.1            172.5
 Decrease in other insurance reserve liabilities                      (165.5)          (125.2)
 Net (decrease) increase in other liabilities and other assets        (122.4)           126.8
 Decrease in income taxes                                               (3.9)           (23.5)
 Net accretion of discount on investments                              (51.9)           (51.1)
 Net realized capital gains                                            (17.9)           (17.2)
                                                                   ---------       ----------
  Net cash (used for) provided by operating activities                 (31.2)            22.6
                                                                   ---------       ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                 3,828.5          3,830.6
  Equity securities                                                     61.3            114.5
  Mortgage loans                                                         0.1              8.6
 Investment maturities and collections of:
  Debt securities available for sale                                   966.8            681.8
  Short-term investments                                                43.2             21.5
 Cost of investment purchases in:
  Debt securities available for sale                                (4,811.0)        (4,996.5)
  Equity securities                                                    (53.6)           (63.7)
  Short-term investments                                              (120.1)           (35.5)
 Other, net                                                               --             (9.1)
                                                                   ---------       ----------
  Net cash used for investing activities                               (84.8)          (447.8)
                                                                   ---------       ----------

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

               Consolidated Statements of Cash Flows (Continued)
                                   (millions)

                                                            9 Months Ended September 30,
                                                            ----------------------------
                                                            (unaudited)    (unaudited)
                                                                1997          1996
                                                            -----------   --------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts     $1,230.2      $  1,140.6
 Withdrawals of investment contracts                          (925.8)          (860.7)
 Dividends paid to shareholder                                  (8.3)            (1.5)
 Capital contribution to Separate Account                      (25.0)              --
                                                             -------       ----------
  Net cash provided by financing activities                    271.1            278.4
                                                             -------       ----------
Net increase (decrease) in cash and cash equivalents           155.1           (146.8)
Cash and cash equivalents, beginning of period                 459.1            568.8
                                                             -------       ----------
Cash and cash equivalents, end of period                     $ 614.2       $    422.0
                                                             -------       ----------
Supplemental cash flow information:
 Income taxes paid, net                                      $  68.7       $     61.4
                                                             =======       ==========

See Condensed Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.) Condensed Notes to Unaudited Consolidated Financial Statements

1. Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

FAS No. 130, Reporting Comprehensive Income, was issued in June 1997 and establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with owners) and includes net income, net unrealized capital gains or losses on available for sale securities. As this new standard only requires additional information in a financial statement, it will not affect the Company's financial position or results of operations. FAS No. 130 is effective for fiscal years beginning after December 15, 1997, with earlier application permitted. The Company is currently evaluating the presentation alternatives permitted by the statement.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.) Condensed Notes to Unaudited Consolidated Financial Statements (Continued)


2. Future Application of Accounting Standards (Continued)

FAS No. 131, Disclosures about Segments of an Enterprise and Related Information, was issued in June 1997 and establishes standards for the reporting of information relating to operating segments in annual financial statements, as well as disclosure of selected information in interim financial reports. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). This statement is effective for year-end 1998 financial statements. Interim financial information will be required beginning in 1999 (with comparative 1998 information). The Company does not anticipate that this standard will significantly impact the composition of its current operating segments, which are consistent with the management approach.

3. Financial Instruments

The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of September 30, 1997.

4. Severance and Facilities Charges

In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

Activity for the nine months ended September 30, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:

                                         Reserve      Positions
                                         ----------   ----------
 Balance at December 31, 1996   ......   $  47.9          524
 Actions taken (1)  ..................     (19.5)        (129)
                                         --------       -----
 Balance at September 30, 1997  ......   $  28.4          395
                                         ========       =====

(1) Includes $9.9 million of severance-related actions and $7.0 million of corporate allocation-related actions.
The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.) Condensed Notes to Unaudited Consolidated Financial Statements (Continued)

5. Related Party Transactions

Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

7. Dividends

On June 27, 1997 and August 15, 1997, the Company paid a $5.3 million and $3.0 million, respectively, dividend to HOLDCO. The additional amount of dividends that may be paid by the Company to HOLDCO in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $62.8 million.

                         Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                      /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                  (millions)


                                                            Years Ended December 31,
                                                       -----------------------------------
                                                        1996         1995         1994
                                                       ----------   ----------   ---------
Revenue:
 Premiums                                              $  133.6     $  212.7    $  191.6
 Charges assessed against policyholders                   396.5        318.9       279.0
 Net investment income                                  1,045.6      1,004.3       917.2
 Net realized capital gains                                19.7         41.3         1.5
 Other income                                              45.4         42.0        10.3
                                                       ---------    ---------    ---------
  Total revenue                                         1,640.8      1,619.2     1,399.6

Benefits and expenses:
 Current and future benefits                              968.6        997.2       921.5
 Operating expenses                                       342.2        310.8       225.7
 Amortization of deferred policy acquisition costs         69.8         48.0        31.5
 Severance and facilities charges                          61.3           --          --
                                                       ---------    ---------    ---------
  Total benefits and expenses                           1,441.9      1,356.0     1,178.7
                                                       ---------    ---------    ---------
Income before income taxes                                198.9        263.2       220.9
Income taxes                                               57.8         87.3        75.6
                                                       ---------    ---------    ---------
Net income                                             $  141.1     $  175.9    $  145.3
                                                       =========    =========    =========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                        (millions, except share data)--

                                                                           December 31,
                                                                     -------------------------
Assets                                                                 1996          1995
------------------------------------------------------------------   -----------   -----------
Investments:
 Debt securities, available for sale:
  (amortized cost: $12,539.1 and $11,923.7)                          $12,905.5     $12,720.8
 Equity securities, available for sale:
  Non-redeemable preferred stock (cost: $107.6 and $51.3)                119.0          57.6
  Investment in affiliated mutual funds (cost: $77.3 and $173.4)          81.1         191.8
  Common stock (cost: $0.0 and $6.9)                                       0.3           8.2
  Short-term investments                                                  34.8          15.1
  Mortgage loans                                                          13.0          21.2
  Policy loans                                                           399.3         338.6
                                                                     ----------    -----------
   Total investments                                                  13,553.0      13,353.3
 Cash and cash equivalents                                               459.1         568.8
 Accrued investment income                                               159.0         175.5
 Premiums due and other receivables                                       26.6          37.3
 Deferred policy acquisition costs                                     1,515.3       1,341.3
 Reinsurance loan to affiliate                                           628.3         655.5
 Other assets                                                             33.7          26.2
 Separate Accounts assets                                             15,318.3      10,987.0
                                                                     ----------    -----------
   Total assets                                                      $31,693.3     $27,144.9
                                                                     ==========    ===========
Liabilities and Shareholder's Equity
-----------------------------------------------------------------
Liabilities:
 Future policy benefits                                              $ 3,617.0     $ 3,594.6
 Unpaid claims and claim expenses                                         28.9          27.2
 Policyholders' funds left with the Company                           10,663.7      10,500.1
                                                                     ----------    -----------
   Total insurance reserve liabilities                                14,309.6      14,121.9
 Other liabilities                                                       354.7         257.2
 Income taxes:
  Current                                                                 20.7          26.2
  Deferred                                                                80.5         169.6
 Separate Accounts liabilities                                        15,318.3      10,987.0
                                                                     ----------    -----------
   Total liabilities                                                  30,083.8      25,561.9
                                                                     ----------    -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                           2.8           2.8
 Paid-in capital                                                         418.0         407.6
 Net unrealized capital gains                                             60.5         132.5
 Retained earnings                                                     1,128.2       1,040.1
                                                                     ----------    -----------
   Total shareholder's equity                                          1,609.5       1,583.0
                                                                     ----------    -----------
   Total liabilities and shareholder's equity                        $31,693.3     $27,144.9
                                                                     ==========    ===========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                             Years Ended December 31,
                                                    ------------------------------------------
                                                      1996           1995            1994
                                                    ----------   -------------   -------------
Shareholder's equity, beginning of year              $1,583.0     $  1,088.5      $  1,246.7
Capital contributions                                    10.4             --              --
Net change in unrealized capital gains (losses)         (72.0)         321.5          (303.5)
Net income                                              141.1          175.9           145.3
Other changes                                           (49.5)            --              --
Common stock dividends declared                          (3.5)          (2.9)             --
                                                     --------     ----------      ----------
Shareholder's equity, end of year                    $1,609.5     $  1,583.0      $  1,088.5
                                                     ========     ==========      ==========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                          Years Ended December 31,
                                                                ------------------------------------------
                                                                  1996           1995           1994
                                                                ------------   ------------   ------------
Cash Flows from Operating Activities:
 Net income                                                     $   141.1      $   175.9      $   145.3
 Adjustments to reconcile net income to net cash
  (used for) provided by operating activities:
 Decrease (increase) in accrued investment income                    16.5          (33.3)         (17.5)
 Decrease in premiums due and other receivables                       1.6           25.4            1.3
 Increase in policy loans                                           (60.7)         (89.9)         (46.0)
 Increase in deferred policy acquisition costs                     (174.0)        (177.0)        (105.9)
 Decrease in reinsurance loan to affiliate                           27.2           34.8           27.8
 Net increase in universal life account balances                    243.2          393.4          164.7
 (Decrease) increase in other insurance reserve liabilities        (211.5)          79.0           75.1
 Net increase in other liabilities and other assets                   3.1           13.0           52.5
 Decrease in income taxes                                           (26.7)          (4.5)         (10.3)
 Net accretion of discount on investments                           (68.0)         (66.4)         (77.9)
 Net realized capital gains                                         (19.7)         (41.3)          (1.5)
 Other, net                                                           1.1             --           (1.0)
                                                                ----------     ----------     ----------
  Net cash (used for) provided by operating activities             (126.8)         309.1          206.6
                                                                ----------     ----------     ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                              5,182.2        4,207.2        3,593.8
  Equity securities                                                 190.5          180.8           93.1
  Mortgage loans                                                      8.7           10.7             --
  Limited partnership                                                  --           26.6             --
 Investment maturities and collections of:
  Debt securities available for sale                                885.2          583.9        1,289.2
  Short-term investments                                             35.0          106.1           30.4
 Cost of investment purchases in:
  Debt securities available for sale                             (6,534.3)      (6,034.0)      (5,621.4)
  Equity securities                                                (118.1)        (170.9)        (162.5)
  Short-term investments                                            (54.7)         (24.7)        (106.1)
  Mortgage loans                                                       --          (21.3)            --
  Limited partnership                                                  --             --          (25.0)
 Other, net                                                         (17.6)            --             --
                                                                ----------     ----------     ----------
  Net cash used for investing activities                           (423.1)      (1,135.6)        (908.5)
                                                                ----------     ----------     ----------

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

               Consolidated Statements of Cash Flows (Continued)
                                   (millions)

                                                                        Years Ended December 31,
                                                             --------------------------------------------
                                                               1996            1995            1994
                                                             -------------   -------------   ------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts         1,579.5         1,884.5        1,737.8
 Withdrawals of investment contracts                            (1,146.2)       (1,109.6)        (948.7)
 Additional capital contributions                                   10.4              --             --
 Dividends paid to shareholder                                      (3.5)           (2.9)            --
                                                              ----------      ----------      ---------
  Net cash provided by financing activities                        440.2           772.0          789.1
                                                              ----------      ----------      ---------
Net (decrease) increase in cash and cash equivalents              (109.7)          (54.5)          87.2
Cash and cash equivalents, beginning of year                       568.8           623.3          536.1
                                                              ----------      ----------      ---------
Cash and cash equivalents, end of year                        $    459.1      $    568.8      $   623.3
                                                              ==========      ==========      =========
Supplemental cash flow information:
 Income taxes paid, net                                       $     85.5      $     92.8      $    85.9
                                                              ==========      ==========      =========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                   Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125 , Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

Purchases and sales of debt and equity securities are recorded on the trade date.

The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

Deferred Policy Acquisition Costs

Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Insurance Reserve Liabilities

Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments

Debt securities available for sale as of December 31, 1996 were as follows:

                                                                      Gross          Gross
                                                      Amortized     Unrealized     Unrealized       Fair
                                                        Cost          Gains          Losses         Value
                                                      -----------   ------------   ------------   ----------
                                                                            (millions)
U.S. government and government agencies and
 authorities                                          $ 1,072.4        $ 20.5         $ 4.5       $ 1,088.4
States, municipalities and political subdivisions           6.0           1.2            --             7.2
U.S. corporate securities:
  Financial                                             2,143.4          43.1           9.7         2,176.8
  Food & fiber                                            198.2           4.6           1.3           201.5
  Healthcare & consumer products                          735.9          20.2           6.3           749.8
  Media & broadcast                                       274.9           7.0           2.8           279.1
  Natural resources                                       187.7           4.5           0.4           191.8
  Transportation & capital goods                          521.9          22.0           1.8           542.1
  Utilities                                               448.8          14.8           2.8           460.8
  Other                                                   141.5           3.0            --           144.5
                                                      ----------       -------        ------      ----------
 Total U.S. corporate securities                        4,652.3         119.2          25.1         4,746.4
Foreign Securities:
  Government                                              758.6          36.0           5.7           788.9
  Utilities                                               187.8          16.1            --           203.9
  Other                                                   945.5          30.9           6.3           970.1
                                                      ----------       -------        ------      ----------
 Total foreign securities                               1,891.9          83.0          12.0         1,962.9
Residential mortgage-backed securities:
  Pass-throughs                                           792.2          78.3           3.1           867.4
  Collateralized mortgage obligations                   2,227.8          94.9          13.7         2,309.0
                                                      ----------       -------        ------      ----------
Total residential mortgage-backed securities            3,020.0         173.2          16.8         3,176.4
Commercial/Multifamily mortgage-backed securities       1,008.7          24.8           5.6         1,027.9
Other asset-backed securities                             887.8          10.7           2.2           896.3
                                                      ----------       -------        ------      ----------
Total Debt Securities                                 $12,539.1        $432.6         $66.2       $12,905.5
                                                      ==========       =======        ======      ==========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

Debt securities available for sale as of December 31, 1995 were as follows:

                                                                      Gross          Gross
                                                      Amortized     Unrealized     Unrealized        Fair
                                                        Cost          Gains          Losses         Value
                                                      -----------   ------------   ------------   -----------
                                                                            (millions)
U.S. government and government agencies and
 authorities                                          $   539.5        $ 47.5         $  --       $    587.0
States, municipalities and political subdivisions          41.4          12.4            --             53.8
U.S. Corporate securities:
  Financial                                             2,764.4         110.3           2.1          2,872.6
  Food & fiber                                            310.8          20.8           0.6            331.0
  Healthcare & consumer products                          766.0          59.2           0.2            825.0
  Media & broadcast                                       191.7          10.0            --            201.7
  Natural resources                                       186.9          12.6           0.2            199.3
  Transportation & capital goods                          602.4          46.7           0.2            648.9
  Utilities                                               454.4          27.8           1.0            481.2
  Other                                                   119.9          10.2            --            130.1
                                                      ----------       -------        ------      -----------
 Total U.S. corporate securities                        5,396.5         297.6           4.3          5,689.8

Foreign securities:
  Government                                              316.4          26.1           2.0            340.5
  Utilities                                               236.3          32.9            --            269.2
  Other                                                   749.9          60.5           3.5            806.9
                                                      ----------       -------        ------      -----------
 Total foreign securities                               1,302.6         119.5           5.5          1,416.6

Residential mortgage-backed securities:
  Pass-throughs                                           556.7          99.2           1.8            654.1
  Collateralized mortgage obligations                   2,383.9         167.6           2.2          2,549.3
                                                      ----------       -------        ------      -----------
Total residential mortgage-backed securities            2,940.6         266.8           4.0          3,203.4
Commercial/multifamily mortgage-backed securities         741.9          32.3           0.2            774.0
Other asset-backed securities                             961.2          35.5           0.5            996.2
                                                      ----------       -------        ------      -----------
Total Debt Securities                                 $11,923.7        $811.6         $14.5       $ 12,720.8
                                                      ==========       =======        ======      ===========


At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                              Amortized       Fair
                                                Cost          Value
                                              -----------   ----------
                                                     (millions)
Due to mature:
 One year or less  ........................   $   424.4     $   425.7
 After one year through five years   ......     2,162.4       2,194.2
 After five years through ten years  ......     2,467.4       2,509.6
 After ten years   ........................     2,568.4       2,675.4
 Mortgage-backed securities ...............     4,028.7       4,204.3
 Other asset-backed securities ............       887.8         896.3
                                              ----------    ----------
   Total  .................................   $12,539.1     $12,905.5
                                              ==========    ==========

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

                                                     1996                        1995
                                          --------------------------   ------------------------
                                            Fair         Amortized       Fair        Amortized
                                            Value          Cost          Value         Cost
                                          ------------   -----------   -----------   ----------
                                                               (millions)
Total residential CMOs (1)                $2,309.0       $2,227.8      $2,549.4      $2,383.9
                                          ===========    =========     ===========   =========
Percentage of total:
 Supporting experience rated products         84.2%                        85.3%
 Supporting remaining products                15.8%                        14.7%
                                          -----------                  -----------
                                             100.0%                       100.0%
                                          ===========                  ===========

(1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

Investments in available for sale equity securities were as follows:

                                      Gross          Gross
                      Amortized     Unrealized     Unrealized      Fair
                        Cost          Gains          Losses        Value
                      -----------   ------------   ------------   --------
                                           (millions)
1996
-----------------
Equity Securities       $184.9         $16.3           $0.8        $ 200.4
                        -------        ------          -----       --------
1995
-----------------
Equity Securities       $231.6         $27.2           $1.2        $ 257.6
                        -------        ------          -----       --------

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

3. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                               1996                       1995
                                     -------------------------   -----------------------
                                     Carrying        Fair        Carrying       Fair
                                      Value         Value         Value        Value
                                     -----------   -----------   ----------   ----------
                                                         (millions)
Assets:
 Mortgage loans                       $    13.0     $    13.2    $   21.2     $   21.9
Liabilities:
 Investment contract liabilities:
  With a fixed maturity               $ 1,014.1     $ 1,028.8    $  989.1     $1,001.2
  Without a fixed maturity              9,649.6       9,427.6     9,511.0      9,298.4

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.


The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' Funds Left With the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

3. Financial Instruments (Continued)

futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

Futures Contracts:
Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

Interest Rate Swaps:
Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:

                                                                           Amortized       Fair
                                                                             Cost         Value
                                                                           -----------   ----------
                                                                                  (millions)
 Residential collateralized mortgage obligations   .....................    $ 2,227.8    $2,309.0
  Principal-only strips (included above)  ..............................         44.5        53.3
  Interest-only strips (included above)   ..............................         10.3        22.8
 Other structured securities with derivative characteristics (1)  ......        126.3       129.2

(1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

4. Net Investment Income

Sources of net investment income were as follows:

                                            1996           1995          1994
                                          ------------   ------------   -----------
                                                         (millions)
Debt securities                            $   945.3      $   891.5      $  823.9
Preferred stock                                  5.9            4.2           3.9
Investment in affiliated mutual funds           14.3           14.9           5.2
Mortgage loans                                   2.2            1.4           1.4
Policy loans                                    18.4           13.7          11.5
Reinsurance loan to affiliate                   44.1           46.5          51.5
Cash equivalents                                29.4           38.9          29.5
Other                                            2.1            8.4           6.7
                                           ---------      ---------      --------
Gross investment income                      1,061.7        1,019.5         933.6
Less investment expenses                       (16.1)         (15.2)        (16.4)
                                           ---------      ---------      --------
Net investment income                      $ 1,045.6      $ 1,004.3      $  917.2
                                           =========      =========      ========

Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5. Dividend Restrictions and Shareholder's Equity

The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

6. Capital Gains and Losses on Investment Operations (Continued)

Net realized capital gains on investments were as follows:

                                      1996       1995      1994
                                     --------   --------   ------
                                              (millions)
Debt securities                       $ 11.1     $ 32.8     $ 1.0
Equity securities                        8.6        8.3       0.2
Mortgage loans                            --        0.2       0.3
                                      -------    -------    ------
Pretax realized capital gains         $ 19.7     $ 41.3     $ 1.5
                                      -------    -------    ------
After tax realized capital gains      $ 13.0     $ 25.8     $ 1.0
                                      =======    =======    ======

Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policy-holder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                        1996          1995          1994
                      -----------   -----------   ----------
                                    (millions)
Proceeds on Sales      $ 5,182.2     $ 4,207.2    $3,593.8
Gross gains                 24.3          44.6        26.6
Gross losses                13.2          11.8        25.6

Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

6. Capital Gains and Losses on Investment Operations (Continued)

                                                      1996               1995           1994
                                                    -----------------   -----------   ------------
                                                                      (millions)
Debt securities                                      $  (100.1)          $  255.9      $  (242.1)
Equity securities                                        (10.5)              27.3          (13.3)
Limited partnership                                         --                1.8           (1.8)
                                                     ----------          --------      ---------
                                                        (110.6)             285.0         (257.2)
Deferred income taxes (See Note 8)                       (38.6)             (36.5)          46.3
                                                     ----------          --------      ---------
Net change in unrealized capital gains (losses)      $   (72.0)          $  321.5      $  (303.5)
                                                     ==========          ========      =========

Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:

                                           1996          1995           1994
                                          -----------   -----------   -----------
                                                        (millions)
Debt securities
 Gross unrealized capital gains            $  101.7      $  179.3     $   27.4
 Gross unrealized capital losses              (23.8)         (1.3)      (105.2)
                                           --------      --------     ---------
                                               77.9         178.0        (77.8)
Equity securities
 Gross unrealized capital gains                16.3          27.2          6.5
 Gross unrealized capital losses               (0.8)         (1.2)        (7.9)
                                           --------      --------     ---------
                                               15.5          26.0         (1.4)
Limited Partnership                              --            --           --
 Gross unrealized capital gains                  --            --           --
 Gross unrealized capital losses                 --            --         (1.8)
                                           --------      --------     ---------
                                                 --            --         (1.8)
Deferred income taxes (See Note 8)             32.9          71.5        108.0
                                           --------      --------     ---------
Net unrealized capital gains (losses)      $   60.5      $  132.5     $ (189.0)
                                           ========      ========     =========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

7. Severance and Facilities Charges

Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                           Vacated
                                              Asset        Leased                 Corporate
(Millions)                    Severance     Write-Off     Property     Other     Allocation     Total
---------------------------   -----------   -----------   ----------   -------   ------------   -------
Financial Services              $ 29.1         $ 1.0        $ 1.3       $ 1.7       $  --        $ 33.1
Individual Life Insurance         12.5           0.4          0.5         0.8          --          14.2
Corporate Allocation                --            --           --          --        14.0          14.0
                                -------        ------       ------      ------      ------       -------
 Total Company                  $ 41.6         $ 1.4        $ 1.8       $ 2.5       $14.0        $ 61.3
--------------------------      -------        ------       ------      ------      ------       -------

In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                     Reserve     Positions
---------------------------------    ---------   ----------
Beginning of year                    $   --           --
Severance and facilities charges       47.3          702
Corporate Allocation                   14.0           --
Actions taken (1)                     (13.4)        (178)
                                     -------       -----
 End of year                         $ 47.9          524
---------------------------------    -------       -----

(1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.

The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.

8. Income Taxes

The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes (Continued)

tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

Income taxes for the years ended December 31, consist of:

                                          1996         1995        1994
                                         -------      -------     ------
                                                   (millions)
Current taxes (benefits):
Income Taxes:
 Federal                                  $ 50.9      $ 82.9      $ 78.7
 State                                       3.7         3.2         4.4
 Net realized capital gains (losses)        25.3        28.5       (33.2)
                                          ------      ------      ------
                                            79.9       114.6        49.9
                                          ------      ------      ------
Deferred taxes (benefits):
Income Taxes:
 Federal                                   ( 3.5)      (14.4)      ( 8.0)
 Net realized capital gains (losses)       (18.6)      (12.9)       33.7
                                          ------      ------      ------
                                           (22.1)      (27.3)       25.7
                                          ------      ------      ------
  Total                                   $ 57.8      $ 87.3      $ 75.6
                                          ======      ======      ======

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                               1996        1995         1994
                                              -------     -------      -------
                                                        (millions)
Income before income taxes                     $198.9      $263.2      $220.9
Tax rate                                           35%         35%         35%
                                               ------      ------      ------
Application of the tax rate                      69.6        92.1        77.3
                                               ------      ------      ------
Tax effect of:
 State income tax, net of federal benefit         2.4         2.1         2.9
 Excludable dividends                            (8.7)       (9.3)       (8.6)
 Other, net                                      (5.5)        2.4         4.0
                                               ------      ------      ------
  Income taxes                                 $ 57.8      $ 87.3      $ 75.6
                                               ======      ======      ======

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes (Continued)

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                             1996        1995
                                                            -------      -----
                                                                 (millions)
Deferred tax assets:
  Insurance reserves                                         $344.6      $290.4
  Unrealized gains allocable to experience rated contracts    100.8       216.7
  Investment losses                                             7.5         7.3
  Postretirement benefits other than pensions                  27.0         7.7
  Deferred compensation                                        25.0        18.9
  Pension                                                       7.6         5.7
  Other                                                        29.3         9.2
                                                             ------      ------
Total gross assets                                            541.8       555.9
Deferred tax liabilities:
  Deferred policy acquisition costs                           482.1       433.0
  Market discount                                               6.8         4.4
  Net unrealized capital gains                                133.7       288.2
  Other                                                        (0.3)       (0.1)
                                                             ------      ------
Total gross liabilities                                       622.3       725.5
                                                             ------      ------
Net deferred tax liability                                   $ 80.5      $169.6
                                                             ======      ======

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

9. Benefit Plans

Employee Pension Plans--The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

Employee Postretirement Benefits--In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

Agent Pension Plans--The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

Agent Postretirement Benefits--The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

9. Benefit Plans (Continued)

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10. Related Party Transactions

The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from
 .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

10. Related Party Transactions (Continued)

Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

10. Related Party Transactions (Continued)

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11. Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                Ceded to      Assumed
                                   Direct        Other       from Other      Net
                                   Amount      Companies      Companies     Amount
                                   ---------   -----------   ------------   --------
                                                      (millions)
1996
----
Premiums:
 Life Insurance                     $  34.6      $ 11.2         $ 25.3       $  48.7
 Accident and Health Insurance          6.3         6.3             --            --
 Annuities                             84.3          --            0.6          84.9
                                    --------     -------        -------      --------
  Total earned premiums             $ 125.2      $ 17.5         $ 25.9       $ 133.6
                                    ========     =======        =======      ========
1995
----
Premiums:
 Life Insurance                     $  28.8      $  8.6         $ 28.0       $  48.2
 Accident and Health Insurance          7.5         7.5             --            --
 Annuities                            164.0          --            0.5         164.5
                                    --------     -------        -------      --------
  Total earned premiums             $ 200.3      $ 16.1         $ 28.5       $ 212.7
                                    ========     =======        =======      ========
1994
----
Premiums:
 Life Insurance                     $  27.3      $  6.0         $ 32.8       $  54.1
 Accident and Health Insurance          9.3         9.3             --            --
 Annuities                            137.3          --            0.2         137.5
                                    --------     -------        -------      --------
Total earned premiums               $ 173.9      $ 15.3         $ 33.0       $ 191.6
                                    ========     =======        =======      ========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

12. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

13. Segment Information (1)

The Company's operations are reported through two major business segments:
Financial Services and Individual Life Insurance.

Summarized financial information for the Company's principal operations was as follows:

(Millions)                               1996          1995          1994
------------------------------------   -----------   -----------   ----------
Revenue:
 Financial Services                     $ 1,195.1     $ 1,211.3    $1,013.5
 Individual Life Insurance                  445.7         407.9       386.1
                                        ----------    ----------   ----------
  Total revenue                         $ 1,640.8     $ 1,619.2    $1,399.6
-----------------------------------     ----------    ----------   ----------
Income before income taxes: (2)
 Financial Services                     $   129.9     $   160.1    $  122.5
 Individual Life Insurance                   83.0         103.1        98.4
                                        ----------    ----------   ----------
  Total income before income taxes      $   212.9     $   263.2    $  220.9
-----------------------------------     ----------    ----------   ----------
Net income: (2)
 Financial Services                     $    94.3     $   113.8    $   85.5
 Individual Life Insurance                   55.9          62.1        59.8
                                        ----------    ----------   ----------
Net income                              $   150.2     $   175.9    $  145.3
-----------------------------------     ----------    ----------   ----------

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

13. Segment Information (1) (Continued)

Assets under management: (3)
 Financial Services                  $ 27,268.1     $ 22,534.4    $18,122.9
 Individual Life Insurance              2,830.5        2,590.9      2,220.5
--------------------------------     -----------    -----------   -----------
  Total assets under management      $ 30,098.6     $ 25,125.3    $20,343.4
--------------------------------     -----------    -----------   -----------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

Form No. SAI.75964-98                                    ALIAC Ed. February 1998

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:

                  Condensed Financial Information

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account C:

                  -   Statement of Assets and Liabilities as of December 31,
                      1996

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995

                  -   Notes to Financial Statements

                  -   Independent Auditors' Report

                  - Unaudited Statement of Assets and Liabilities as of September 30, 1997

                  - Unaudited Statement of Operations and Changes in Net Assets for the nine-month period ended September 30, 1997 and 1996

                  - Unaudited notes to Financial Statements for the nine-month period ended September 30, 1997

                  Financial Statements of the Depositor:

                  -   Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994

                  -   Consolidated Balance Sheets as of December 31, 1996 and
                      1995

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994

                  -   Notes to Consolidated Financial Statements

                  - Unaudited Consolidated Statements of Income for the three- and nine-month periods ended September 30, 1997 and 1996

                  - Unaudited Consolidated Statements of Changes in Shareholder's Equity for the nine-month periods ended September 30, 1997 and 1996

                  - Unaudited Consolidated Statements of Cash Flows for the nine-month periods ended September 30, 1997 and 1996

                  -   Condensed Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

         (2)      Not applicable

         (3.1)    Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)

         (4.1)    Variable Annuity Contract (G-CDA-HF)(3)

         (4.2)    Variable Annuity Contract (IA-CDA-IA)(3)

         (4.3)    Variable Annuity Contract (G-CDA-HD)(4)

         (4.4)    Variable Annuity Contract (GIT-CDA-HO)(5)

         (4.5)    Variable Annuity Contract (GLIT-CDA-HO)(5)

         (4.6)    Variable Annuity Contract (GST-CDA-HO)(5)

         (4.7)    Variable Annuity Contract (I-CDA-HD)(5)

         (4.8)    Variable Annuity Contract (I-CDA-IA(RP))(2)

         (4.9) Endorsements (EIGET-IC(R), EIGF-IC and EGF-IC(SPD)) to Contract IA-CDA-IA(6)

         (4.10)   Endorsement (EGET-IC(R)) to Contracts G-CDA-HD and G-CDA-HF(2)

         (4.11)   Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA(7)

         (4.12) Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(7)

         (4.13) Endorsement ( EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(7)

         (4.14)   Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HD and
                  G-CDA-HF(7)

         (4.15)   Endorsement (EFUND97)(3)

         (5)      Variable Annuity Contract Application (710.00.16H)(3)

         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(8)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)

         (7)      Not applicable

         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)

         (8.2) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(10)

         (8.3) Third Amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(11)

         (8.4) Fourth Amendment dated February 28, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996 and February 11, 1997(3)

         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)

         (8.6) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.7) Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 March 1, 1996 and May 1, 1997

         (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(5)

         (8.9) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.10) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(10)

         (8.11) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)

         (8.12) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(13)

         (8.13) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(13)

         (8.14) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)

         (9)      Opinion and Consent of Counsel

         (10)     Consent of Independent Auditors

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(14)

         (14)     Not applicable

         (15.1)   Powers of Attorney(15)

         (15.2)   Authorization for Signatures(2)



1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

3. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006790).

5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

6. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996 (Accession No. 0000928389-96-000150).

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on April 11, 1997 (Accession No. 0000950146-97-000583).

8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

11. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).

12. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

13. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

14. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 28, 1995.

15. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on December 9, 1997 (Accession No. 0000950146-97-001872).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*       Positions and Offices with Depositor

Thomas J. McInerney     Director and President

Timothy A. Holt         Director, Senior Vice President and Chief Financial
                        Officer

J. Scott Fox            Director and Senior Vice President

John Y. Kim             Director and Senior Vice President

Shaun P. Mathews        Director and Senior Vice President

Thomas P. Waldron       Director

Deborah Koltenuk        Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven    Vice President and Chief Compliance Officer

Kirk P. Wickman         Vice President, General Counsel and Corporate Secretary


*____ The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant. The listing indicates (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage and are based on ownership of voting rights), and (3) its principal business.

Item 27. Number of Contract Owners

     As of December 31, 1997, there were 632,743 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

December 31, 1997                     COMPANY ORGANIZATION LIST

COMPANY                                STATE             IMMEDIATE OWNER       OWNERSHIP      PRINCIPAL BUSINESS
                                                                               PERCENTAGE+
Aetna Inc.                             CT(1)             Publicly Held                        Holding Company

Aetna Services, Inc.                   CT(1)(*)          Aetna Inc.                100%       Holding Company

Aetna U.S. Healthcare Inc.             PA(1)(*)          Aetna Inc.                100%       Holding Company

Aetna Risk Indemnity Company Limited   Bermuda(1)(*)     Aetna Inc.                100%       Insurance

Aetna Life Insurance Company           CT(1)(*)          Aetna Services, Inc.      100%       Life and Health Insurance and Related
                                                                                              Services

Aetna Retirement Services, Inc.        CT(1)(*)          Aetna Services, Inc.      100%       Holding Company

Aetna International, Inc.              CT(1)(*)          Aetna Services, Inc.      100%       Holding Company for International
                                                                                              Subsidiaries

Aetna Health and Life Insurance        CT(1)(*)          Aetna Services, Inc.      100%       Life and Health Insurance
Company

Structured Benefits, Inc.              CT(1)(*)          Aetna Services, Inc.      100%       Broker of Life and Annuity Products
                                                                                              and Administrative Services

(1) Corporation                     (*) Fully Consolidated
(2) Partnership                     (**) One Line Consolidation
(3) Joint Venture                   (***) Not Consolidated
(4) Trust
(5) Limited Liability Company

+ Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

December 31, 1997                     COMPANY ORGANIZATION LIST

COMPANY                         STATE              IMMEDIATE OWNER                 OWNERSHIP         PRINCIPAL BUSINESS
                                                                                  PERCENTAGE+
AUSHC Holdings, Inc.            CT(1)(*)           Aetna Services, Inc.              100%            Holding Company

Aetna Foundation, Inc.          CT(1)(*)           Aetna Services, Inc.              100%(a)         Supports Charitable Scientific,
                                                                                                     Literary and Educational
                                                                                                     Activities

Imperial Fire & Marine          U.K.(1)(***)       Aetna Services, Inc.               10%            Reinsurance
Re-Insurance Company Limited

Aetna Business Resources, Inc.  CT(1)(*)           Aetna Services, Inc.              100%            Provides Business Services to
                                                                                                     External Clients

AE Fifteen, Incorporated        CT(1)(*)           Aetna Services, Inc.              100%            Shell Corp. for Interest in
                                                                                                     Cogeneration

Luettgens Limited               CT(1)(*)           Aetna Services, Inc.              100%            Retail Specialty Store

AE Housing Corp.                CT(1)(*)           Aetna Services, Inc.              100%            Real Estate

Aetna Capital L.L.C.            DE(5)(*)           Aetna Services, Inc.               95%(b)         Finance - Limited Liability
                                                                                                     Company

Aetna Realty Investments I,     CT(1)(*)           Aetna Services, Inc.              100%            Real Estate Investment
Inc.

Structured Benefits of          FL(1)(**)          Structured Benefits, Inc.         100%            Brokering of Life and Annuity
Florida, Inc.                                                                                        Products and Administrative
                                                                                                     Services

Aetna Properties I Limited      CT(2)(***)         Aetna Realty Investments I,        84%(c)         Real Estate Investment
Partnership                                        Inc.

PHPSNE Parent Corporation       DE(1)(*)           AUSHC Holdings, Inc.               55%            Holding Company

Aetna Health Plans of           CT(1)(*)           PHPSNE Parent Corporation         100%            Health Care
Southern New England, Inc.

-----
(a)    Nonstock Corporation

(b)    Aetna Capital Holdings, Inc. owns 5% of this Limited Liability Company.

(c) Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.

                                       2

December 31, 1997                     COMPANY ORGANIZATION LIST

CMBS Holdings, Inc.             TX(1)(*)           Aetna Life Insurance              100%            Real Estate Investment and
                                                   Company                                           Management

CMBS Holdings, Inc. - II        CT(1)(*)           Aetna Life Insurance              100%            Real Estate
                                                   Company

CMBS Holdings, L.L.C.           CT(5)(*)           Aetna Life Insurance               99%(d)         Real Estate
                                                   Company

Aetna Real Estate Properties,   CT(1)(*)           Aetna Life Insurance              100%            Acquire, Develop and Lease Real
Inc.                                               Company                                           Estate

Midway L.L.C.                   DE(5)(*)           Aetna Life Insurance              100%            Real Estate Investment
                                                   Company

CDI Equity, Inc.                DE(1)(*)           Aetna Life Insurance              100%            General Business Corporation
                                                   Company

CDI Equity L.L.C.               DE(5)(*)           Aetna Life Insurance               99%(e)         General Business Corporation
                                                   Company

AE Fourteen, Inc.               CT(1)(*)           Aetna Life Insurance              100%            Cogeneration
                                                   Company

Aetna Life Assignment Company   CT(1)(*)           Aetna Life Insurance              100%            Assignment Company for
                                                   Company                                           Structured Settlements

Bayshore Heights Associates     FL(2)(**)          Aetna Life Insurance               70%            Real Estate
                                                   Company

Aetna/Area Corporation          CT(1)(*)           Aetna Life Insurance              100%            Real Estate Investment and
                                                   Company                                           Management

Aetna Institutional Investors   CT(2)(**)          Aetna Life Insurance               13%(f)         Real Estate Investment
I Limited Partnership                              Company

Shadow Ridge At Oak Park        CA(2)(**)          Aetna Life Insurance               80%            Real Estate
Condominium Associates                             Company

-----
(d)    CMBS Holdings, Inc.-II owns 1% of this Limited Liability Company.

(e)    CDI Equity, Inc. owns 1% of this Limited Liability Company.

(f)    Aetna Real Estate Properties, Inc. is a 1% general partner.

                                       3

December 31, 1997                     COMPANY ORGANIZATION LIST

BPC Equity, Inc.                DE(1)(*)           Aetna Life Insurance              100%            General Business Corporation
                                                   Company

BPC Equity, L.L.C.              DE(5)(*)           Aetna Life Insurance               99%(g)         General Business Corporation
                                                   Company

AHP Holdings, Inc.              CT(1)(*)           Aetna Life Insurance              100%            Holding Company
                                                   Company

Bay Area Mall, L.L.C.           DE(5)(*)           Aetna Life Insurance               99%(h)         Real Estate
                                                   Company

Bay Area Mall, Inc.             DE(1)(*)           Aetna Life Insurance              100%            Real Estate
                                                   Company

455 Market Street               CA(2)(**)          Aetna Life Insurance               90%(i)         Real Estate
                                                   Company

Koll Center Newport A           CA(2)(**)          Aetna Life Insurance               50%(j)         Real Estate Investment
                                                   Company

Koll Center Newport Number 8    CA(2)(**)          Aetna Life Insurance               50%(k)         Real Estate Investment
                                                   Company

Koll Center Newport Number 9    CA(2)(**)          Aetna Life Insurance               50%(l)         Real Estate Investment
                                                   Company

Koll Center Newport Number 10   CA(2)(**)          Aetna Life Insurance               50%(m)         Real Estate Investment
                                                   Company

Koll Center Newport Number 11   CA(2)(**)          Aetna Life Insurance               50%(n)         Real Estate Investment
                                                   Company
-----
(g)    BPC Equity, Inc. owns 1% of this Limited Liability Company.

(h)    Bay Area Mall, Inc. owns 1% of this Limited Liability Company.

(i)    89% general partner and 1% limited partner.

(j) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(k) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(l) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(m) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(n) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.


                                       4

December 31, 1997                     COMPANY ORGANIZATION LIST

Koll Center Newport Number 14   CA(3)(**)          Aetna Life Insurance               60%            Real Estate Investment
                                                   Company

Aetna Hamilton Partnership      IL(2)(**)          Aetna Life Insurance               62%            Real Estate
                                                   Company

Waterloo Associates Limited     NC(2)(**)          Aetna Life Insurance               99%(o)         Real Estate Investment
Partnership                                        Company

Hayward Industrial Park         CT(2)(**)          Aetna Life Insurance               99%            Real Estate Investment
Associates                                         Company

Gables At Farmington            CT(2)(**)          Aetna Life Insurance               60%            Real Estate Investment
Associates                                         Company

Gables at Brighton Associates   NY(2)(**)          Aetna Life Insurance               50%            Real Estate Investment
                                                   Company

Country Club Heights at         MA(2)(**)          Aetna Life Insurance               60%            Real Estate Investment
Woburn Associates                                  Company

Britcher Aetna-Laguna Hills     CA(2)(**)          Aetna Life Insurance               68%            Real Estate Investment
                                                   Company

Harbor Business Park            CA(2)(**)          Aetna Life Insurance               99%            Real Estate Investment
                                                   Company

Ensenada De Las Colinas I       TX(2)(**)          Aetna Life Insurance               99%(p)         Real Estate Investment
Associates                                         Company

Trevose Hospitality, Inc.       CT(1)(**)          Aetna Life Insurance              100%            Real Estate Investment
                                                   Company

Oaks at Valley Ranch I          TX(2)(**)          Aetna Life Insurance               99%(q)         Real Estate Investment
                                                   Company

Oaks at Valley Ranch II         TX(2)(**)          Aetna Life Insurance               99%(r)         Real Estate Investment
                                                   Company

-----
(o)    Aetna Life Insurance Company is a 99% general partner and Trumbull Three,
       Inc. is a 1% limited partner.

(p)    Aetna Life Insurance Company is a 99% general partner and Trumbull One,
       Inc. is a 1% limited partner.

(q)    Aetna Life Insurance Company is a 99% general partner and Trumbull One,
       Inc. is a 1% limited partner.


                                       5

December 31, 1997                     COMPANY ORGANIZATION LIST

KBC-RED Hill Limited            CA(2)(**)          Aetna Life Insurance               80%            Real Estate Investment
Partnership                                        Company

KBC-Eastside Limited            AZ(2)(**)          Aetna Life Insurance               80%            Real Estate Investment
Partnership                                        Company

C.R.I. Hotel Associates, L.P.   IA(2)(**)          Aetna Life Insurance               75%            Real Estate Investment
                                                   Company

Trumbull One, Inc.              CT(1)(*)           Aetna Life Insurance              100%            Real Estate Investment
                                                   Company

Trumbull Two, Inc.              CT(1)(*)           Aetna Life Insurance              100%            Real Estate Investment
                                                   Company

Trumbull Three, Inc.            CT(1)(*)           Aetna Life Insurance              100%            Real Estate Investment
                                                   Company

Trumbull Four, Inc.             CT(1)(*)           Aetna Life Insurance              100%            Real Estate Investment
                                                   Company

Century City North L.L.C.       DE(5)(**)          Aetna Life Insurance               84%(s)         Real Estate Investment
                                                   Company

Southfield Partners             MD(2)(**)          Aetna Life Insurance               99%(t)         Real Estate Investment
                                                   Company

Lincoln Rancho Cucamonga        CA(2)(**)          Aetna Life Insurance               60%            Real Estate Investment
Associates                                         Company

Village Green of Madison        MI(2)(**)          Aetna Life Insurance               99%(u)         Real Estate Investment
Heights                                            Company

Centrum Associates              CA(2)(**)          Aetna Life Insurance               65%            Real Estate Investment
                                                   Company

Tri-City Mall Associates        AZ(2)(**)          Aetna Life Insurance               50%            Real Estate Investment
                                                   Company


-----
(r)    Aetna Life Insurance Company is a 99% general partner and Trumbull One,
       Inc. is a 1% limited partner.

(s)    Aetna Health and Life Insurance Company owns 16% of this Limited
       Liability Company.

(t)    Aetna Life Insurance Company is a 99% general partner and Trumbull Four,
       Inc. is a 1% limited partner.

(u)    Aetna Life Insurance Company is a 99% general partner and Trumbull Three,
       Inc. is a 1% limited partner.
                                       6

December 31, 1997                     COMPANY ORGANIZATION LIST

Southwest Financial Associates  AZ(2)(**)          Aetna Life Insurance               60%            Real Estate Investment
                                                   Company

B&H Ventures IV Limited         CT(2)(**)          Aetna Life Insurance               75%            Real Estate Investment
Partnership                                        Company

Champions Richland              TX(2)(*)           Aetna Life Insurance               99%(v)         Real Estate Investment
Northcourte Partnership                            Company

Chris-Town Village Associates   AZ(2)(**)          Aetna Life Insurance               50%            Real Estate Investment
                                                   Company

Arshaw Partners I               TX(2)(*)           Aetna Life Insurance               50%            Real Estate Investment
                                                   Company

Assembly Square Mall LLC        DE(5)(**)          Aetna Life Insurance               99%(w)         Real Estate Investment
                                                   Company

Woodside Terrace Partners       CA(2)(**)          Aetna Life Insurance               60%            Real Estate Investment
                                                   Company

Spectrum Fashion Center         AZ(2)(**)          Aetna Life Insurance               50%            Real Estate Investment
                                                   Company

Chambridgeside Galleria         MA(2)(**)          Aetna Life Insurance               50%            Real Estate Investment
                                                   Company

ADBI Partnership                FL(2)(**)          Aetna Life Insurance               30%            Real Estate Investment
                                                   Company

Marriott Inner Harbor Hotel     MD(2)(*)           Aetna Life Insurance               99%            Real Estate Investment
                                                   Company

1501 Fourth Ave. Limited        WA(2)(**)          Aetna Life Insurance               91%(x)         Real Estate Investment
Partnership                                        Company

Thace Associates                MI(2)(**)          Aetna Life Insurance               25%            Real Estate Investment
                                                   Company
-----
(v)    Aetna Life Insurance Company is a 99% general partner and Trumbull One,
       Inc. is a 1% limited partner.

(w)    Aetna Life Insurance Company is a 99% general partner and Bay Area Mall,
       Inc., is a 1% general partner.

(x) Aetna Life Insurance Company is a 84% general partner and a 1% limited partner.

                                       7

December 31, 1997                     COMPANY ORGANIZATION LIST

Lincoln Los Padres              CA(2)(**)          Aetna Life Insurance               99%(y)         Real Estate Investment
                                                   Company

Eastmeadow Distribution         GA(2)(**)          Aetna Life Insurance               99%(z)         Real Estate Investment
Center Limited Partnership                         Company

Eastmeadow Distribution         GA(2)(**)          Aetna Life Insurance               99%(aa)        Real Estate Investment
Center Phase II Limited                            Company
Partnership

Azalea Mall, L.L.C.             DE(5)(**)          Aetna Life Insurance               99%(bb)        Real Estate Holding Company
                                                   Company

211 East Ontario Associates     IL(2)(**)          Aetna Life Insurance               15%            Shell
                                                   Company

Southeast Second Avenue, Inc.   DE(1)(*)           Aetna Life Insurance              100%            Real Estate Investment
                                                   Company

Menlo One, L.L.C.               DE(5)(**)          Aetna Life Insurance               99%(cc)        Real Estate Holding Company
                                                   Company

Central Trust Center            OH(2)(**)          Aetna Life Insurance               15%            Real Estate Investment
Associates                                         Company

Capitol District Energy         CT(2)(**)          AE Fourteen, Inc.                  50%            Cogeneration of Electrical
Center Cogeneration Associates                                                                       Power

Aetna Insurance Company of      CT(1)(*)           AHP Holdings, Inc.                100%            Insurance
Connecticut

Aetna Retirement Holdings,      CT(1)(*)           Aetna Retirement                  100%            Holding Company
Inc.                                               Services, Inc.
-----
(y)    Aetna Life Insurance Company is a 99% general partner and Trumbull Two,
       Inc. is a 1% limited partner.

(z) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

(aa) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

(bb) Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

(cc) Southeast Second Avenue, Inc. owns 1% of these limited liability companies.


                                       8

December 31, 1997                     COMPANY ORGANIZATION LIST

Aetna Life Insurance and        CT(1)(*)           Aetna Retirement                  100%            Life Insurance, Pensions And
Annuity Company                                    Holdings, Inc.                                    Annuities

Systematized Benefits           CT(1)(*)           Aetna Retirement                  100%            Third Party Administrator
Administrators, Inc.                               Holdings, Inc.

Aetna Financial Services, Inc.  CT(1)(*)           Aetna Retirement                  100%            Broker-Dealer and Investment
                                                   Holdings, Inc.                                    Advisor

Aeltus Investment Management,   CT(1)(*)           Aetna Retirement                  100%            Investment Advisor
Inc.                                               Holdings, Inc.

Aetna Investment Services,      CT(1)(*)           Aetna Retirement                  100%            Distribute Securities Products
Inc.                                               Holdings, Inc.                                    - ALIAC and Outside Funds

Aetna Insurance Agency          CT(1)(*)           Aetna Retirement                  100%            Holding Company
Holdings Company, Inc.                             Holdings, Inc.
FNI International, Inc.         CA(1)(*)           Aetna Retirement                  100%            Holding Company
                                                   Holdings, Inc.
Aetna Insurance Company of      CT(1)(*)           Aetna Life Insurance and          100%            Write/Reinsure Life and Annuity
America                                            Annuity Company                                   Business

Aetna New Series Fund, Inc.     MD(1)(**)          Aetna Life Insurance and          100%            Regulated Investment Company
                                                   Annuity Company                                   (Mutual Fund)

Aetna Income Shares             MA(4)(**)          Aetna Life Insurance and           99%            Regulated Investment Company
                                                   Annuity Company                                   (Mutual Fund)

Aetna Variable Encore Fund      MA(4)(**)          Aetna Life Insurance and          100%            Regulated Investment Company
                                                   Annuity Company                                   (Mutual Fund)

Aetna GET Fund                  MA(4)(**)          Aetna Life Insurance and          100%            Regulated Investment Company
                                                   Annuity Company                                   (Mutual Fund)

Aetna Variable Portfolios,      MD(1)(**)          Aetna Life Insurance and          100%            Regulated Investment Company
Inc.                                               Annuity Company                                   (Mutual Fund)

Aetna Variable Fund             MA(4)(**)          Aetna Life Insurance and           98%            Regulated Investment Company
                                                   Annuity Company                                   (Mutual Fund)

Aetna Generation Portfolios,    MD(1)(**)          Aetna Life Insurance and          100%            Regulated Investment Company
Inc.                                               Annuity Company                                   (Mutual Fund)

                                       9

December 31, 1997                     COMPANY ORGANIZATION LIST

Aetna Investment Advisers       MD(1)(**)          Aetna Life Insurance and          100%            Regulated Investment Company
Fund, Inc.                                         Annuity Company                                   (Mutual Fund)

Aetna Series Fund, Inc.         MD(1)(**)          Aetna Life Insurance and           17%(dd)        Regulated Investment Company
                                                   Annuity Company                                   (Mutual Fund)

Portfolio Partners, Inc.        MD(1)(**)          Aetna Life Insurance and          100%            Regulated Investment Company
                                                   Annuity Company                                   (Mutual Fund)

Financial Network Investment    CA(1)(*)           FNI International, Inc.           100%            Broker/Dealer
Corporation

FN Insurance Agency of          MA(1)(*)           FNI International, Inc.           100%            Broker/Dealer
Massachusetts, Inc.

FN Insurance Services, Inc.     CA(1)(*)           FNI International, Inc.           100%            Insurance Agency

Financial Network Investment    CA(1)(*)           FNI International, Inc.           100%            Broker/Dealer
Corporation

FN Insurance Services of        AL(1)(*)           FNI International, Inc.           100%            sale of life and health and
Alabama, Inc.                                                                                        variable products

FN Insurance Services of        NV(1)(*)           FNI International, Inc.           100%            To engage as an agent, managing
Nevada, Inc.                                                                                         general agent broker in all
                                                                                                     classes of insurance

Financial Network Investment    HA(1)(*)           Financial Network                 100%            Insurance Agency and Insurance
Corporation of Hawaii                              Investment Corporation                            Broker

Aetna Investment Management     Bermuda(1)(*)      Aeltus Investment                 100%            Holding Company
(Bermuda) Holdings Limited                         Management, Inc.

Aeltus Capital, Inc.            CT(1)(*)           Aeltus Investment                 100%            Broker-Dealer Related Functions
                                                   Management, Inc.

Aeltus Trust Company            CT(1)(*)           Aeltus Investment                 100%            Fiduciary Powers Granted to
                                                   Management, Inc.                                  State Bank and Trust Companies

-----
(dd)   Aetna Life Insurance Company owns 1% of this fund.

                                       10

December 31, 1997                     COMPANY ORGANIZATION LIST

China Dynamic Investment        Hong Kong(1)(**)   Aetna Investment                   50%            Establish and Manage Collective
Management (Hong Kong) Limited                     Management (Bermuda)                              Investment Scheme
                                                   Holdings Limited

Aetna Insurance Agency, Inc.    CT(1)(*)           Aetna Insurance Agency            100%            Insurance agency for the
                                                   Holdings Company, Inc.                            marketing of registered and
                                                                                                     nonregistered insurance
                                                                                                     products

Aetna Insurance Agency of       MA(1)(*)           Aetna Insurance Agency            100%            Insurance agency for the
Massachusetts, Inc.                                Holdings Company, Inc.                            marketing of registered and
                                                                                                     nonregistered insurance
                                                                                                     products

Aetna Insurance Agency of       AL(1)(*)           Aetna Insurance Agency            100%            Insurance agency for the
Alabama, Inc.                                      holdings Company, Inc.                            marketing of registered and
                                                                                                     nonregistered insurance
                                                                                                     products

Aetna International Holdings    Hong Kong(1)(*)    Aetna International, Inc.         100%            Holding Company for Insurance
(Hong Kong) I Limited                                                                                and Financial Services

East Asia Aetna Insurance       Bermuda(1)(**)     Aetna International, Inc.          50%            Life Disability and Employee
Company (Bermuda) Ltd.                                                                               Benefits Ins. in H.K.

Aetna International Fund        CT(1)(*)           Aetna International, Inc.         100%            Investment Management Services
Management Inc.

Aetna Holdings (Cayman) Ltd.    Cayman(1)(**)      Aetna International, Inc.         100%            Insurance Company

ALICA Holdings, Inc.            CT(1)(*)           Aetna International, Inc.          80%            Dedicated Holding Company

Aetna Life Insurance Company    CT(1)(*)           Aetna International, Inc.         100%            Life Insurance
of America

Aetna International Holdings    Hong Kong(1)(*)    Aetna International, Inc.         100%            Holding Company
(Hong Kong) II Limited

                                       11

December 31, 1997                     COMPANY ORGANIZATION LIST

Aetna Internacional Compania,   Mexico(1)(**)      Aetna International, Inc.          68%(ee)        Holding Company
S. en N.C. de C.V.

Aetna Internacional De Mexico   Mexico(1)(**)      Aetna International, Inc.         100%            Mexican Holding Company
S.A. De C.V.

Aetna S.A.                      Chile(1)(*)        Aetna International, Inc.         100%            Holding Co.

Arcella Limited                 Hong Kong(1)(*)    Aetna International, Inc.         100%            Investment & Holding Co. for
                                                                                                     Aetna's Asia Pacific Operations

Aetna Life & Casualty Bermuda   Bermuda(1)(*)      Aetna International, Inc.         100%            Insurance, Guaranteed and
Limited                                                                                              Indemnity Business

Aetna International Global      Luxembourg(1)(*)   Aetna International, Inc.         100%            Investment Services
Investment Services

Aetna Heart Investment          Taiwan(1)(*)       Aetna International, Inc.          80%            Holding Company
Holdings Limited

Aetna Life and Casualty         Netherlands        Aetna International, Inc.         100%            Finance Investment Company
International Finance N.V.      Antilles(1)(*)

Sul America Aetna Seguros de    Brazil             Aetna International, Inc.          49%            Insurance
Previdencia S.A.

Aetna Investment Management     Australia(1)(*)    Aetna International, Inc.         100%            Stockbroking
(Australia) Limited

Aetna Capital Holdings, Inc.    CT(1)(*)           Aetna International, Inc.         100%            Holding Company

Aetna Securities Investment     Taiwan(1)(*)       Aetna International, Inc.          80%            Securities Investment Advisor
Management (Taiwan) Ltd.

-----
(ee)   Aetna International de Mexico, S.A. de C.V. owns 16% of Aetna
       Internacional Compania, S. en N.C. de C.V.

                                       12

December 31, 1997                     COMPANY ORGANIZATION LIST

Aetna Capital Management        U.K.(1)(*)         Aetna International, Inc.         100%            Promoter of Offshore Mutual
International Ltd.                                                                                   Funds or other Open-Ended
                                                                                                     Investment Vehicles

AE Five Incorporated            CT(1)(*)           Aetna International, Inc.         100%            Holding Company

Aetna Canada Holdings Limited   Canada(1)(*)       Aetna International, Inc.         100%            Investment Holding Company

Aetna Investment Management     Taiwan(1)(*)       Aetna International, Inc.          80%            Provide Non-Security Business
(Taiwan) Limited                                                                                     and Investment Advice

Aetna International (N.Z.)      New Zealand(1)(*)  Aetna International, Inc.         100%            Holding Company
Limited

Aetna Investment Management     Hong Kong(1)(*)    Aetna International, Inc.         100%            Investment Holding Company
(F.E.) Holdings Limited

Aetna Phillippine Ventures,     Phillippine(1)(*)  Aetna International, Inc.         100%            Holding Company
Inc.

Aetna Life Insurance Inc.       Philippines(1)(*)  Aetna Philippine                  100%            Life Insurance
                                                   Ventures, Inc.

Aetna Healthcare, Inc.          Philippines(1)(*)  Aetna Life Insurance Inc.         100%            Insurance

Blue Cross (Asia Pacific)       Hong Kong(1)(**)   Aetna International                35%(ff)        Underwriter Casualty and
Insurance Ltd.                                     Holdings (Hong Kong) I                            General Insurance in Hong Kong
                                                   Limited                                           and Macau

East Asia Aetna Services        Hong Kong(1)(**)   East Asia Aetna Insurance         100%            Management services to
Company Limited                                    Company (Bermuda) Ltd.                            associate companies

The Aetna International         Luxembourg(1)      Aetna Life Insurance               03%(gg)        An Undertaking for the
Umbrella Fund                   (***)              Company of America                                Collective Investment in
                                                                                                     Transferable Securities
-----
(ff)   East Asia Aetna Insurance Company (Bermuda) Ltd. owns 30% of Blue Cross
       (Asia Pacific) Insurance Ltd.
(gg)   Percentage controlled by Aetna Services, Inc. includes ownership by the following: Aetna Services, Inc. 1%, Aetna Life & Casualty Bermuda Limited
       3%, Aetna Life Insurance Company of Canada 1% and Aetna Securities
       Investment Management (Taiwan) Ltd. 27%.


                                       13

December 31, 1997                     COMPANY ORGANIZATION LIST

PT Danamon-Aetna Life           Indonesia(1)(**)   Aetna Life Insurance               80%            Limited Liability Life
Insurance Company                                  Company of America                                Insurance Company

Daya Aetna (Malaysia) Berhad    Malaysia(1)(*)     Aetna International                82%            Holding Company
                                                   Holdings (Hong Kong) II
                                                   Limited

Aetna Universal Insurance       Malaysia(1)(*)     Daya Aetna (Malaysia)             100%            Individual Life, Home Service,
Berhad                                             SDN. BHD.                                         Group and General Insurance

Aetna Heart Co., Ltd.           Taiwan(1)(a)       Aetna Heart Investment            100%            Trading Company - Marketing of
                                                   Holdings Limited                                  Gifts and Souvenirs

Aetna South Life Agency Co.,    Taiwan(1)(a)       Aetna Heart Investment            100%            Administrative Support
Ltd.                                               Holdings Limited

Huei Hong Securities Co., Ltd.  Taiwan(1)(a)       Aetna Heart Investment             20%            Securities Trading
                                                   Holdings Limited

Aetna Heart Culture Company     Taiwan(1)(a)       Aetna Heart Investment            100%            Trading Company
Ltd.                                               Holdings Limited

Seguros Monterrey Aetna, S.A.   Mexico(1)(**)      AE Five Incorporated               14%(hh)        Insurance and Reinsurance

Fianzas Monterrey Aetna, S.A.   Mexico(1)(**)      AE Five Incorporated               14%(hh)        Issuance of Bonds

Aetna (Netherlands) Holdings    Netherlands(1)(*)  Aetna Life and Casualty           100%            Finance Company
B.V.                                               International Finance N.V.

Travelguard Limited             Hong Kong(1)(*)    Blue Cross (Asia Pacific)         100%            Insurance Agent
                                                   Insurance Ltd.
-----
(hh)   Aetna Internacional de Mexico, S.A. de C.V. owns 13% of this company and
       Aetna Internacional Compania, S en CV de C.V. owns 8% of this company.

                                       14

December 31, 1997                     COMPANY ORGANIZATION LIST

Toursafe Limited                Hong Kong(1)(*)    Blue Cross (Asia Pacific)         100%            Insurance Agent
                                                   Insurance Ltd.

Travelsafe Limited              Hong Kong(1)(*)    Blue Cross (Asia Pacific)         100%            Insurance Agent for its
                                                   Insurance Ltd.                                    Ultimate Holding Company

Multiasistencia, S.A. de C.V.   Mexico(1)(**)      Aetna Internacional                49%            Administrative Services in
                                                   Compania S en N.C. de                             Connection with Insurance
                                                   C.V.                                              Claims

Meximed, S.A. de C.V.           Mexico(1)(**)      Aetna Internacional                49%            Services for Insureds for
                                                   Compania S en N.C. de                             Hospitals Admissions and Claims
                                                   C.V.                                              Processing

Seguros Bancomer, S.A. de C.V.  Mexico(1)(**)      Aetna Internacional                49%            Insurance and Reinsurance
                                                   Compania S en N.C. de C.V.                        Company

Pensiones Bancomer S.A. de      Mexico(1)(**)      Aetna Internacional                49%            Insurance Company
C.V.                                               Compania S en N.C. de C.V.

Administradora de Fondos Para   Mexico(1)(**)      Aetna Internacional                49%            Retirement Funds Management
el Retiro Bancomer, S.A. de                        Compania S en N.C. de C.V.                        Company
C.V.

Grupo Vamsa, S.A. de C.V.       Mexico(1)(**)      Aetna Internacional                49%            Legal Administration and
                                                   Compania S en N.C. de C.V.                        Financial Services

Asesores en Promocion           Mexico(1)(**)      Aetna Internacional                49%            Marketing of Seguros
Segunomina S.A. de C.V.                            Compania S en N.C. de C.V.                        Products/Payroll Discounts

Aetna Chile Seguros Generales   Chile(1)(*)        Aetna S.A.                         98%            Casualty Insurance Company
S.A.

Aetna Administradora de         Chile(1)(*)        Aetna S.A.                        100%            Real Estate Investment Trust
Fondos de Inversion S.A.                                                                             Management Co.

Aetna Chile Seguros de Vida     Chile(1)(*)        Aetna S.A.                        100%            Life Insurance Company
S.A.

                                       15

December 31, 1997                     COMPANY ORGANIZATION LIST

Aetna Pensiones S.A.            Chile(1)(*)        Aetna S.A.                        100%            Holding Company

Aetna Credito Hipotecario S.A.  Chile(1)(*)        Aetna S.A.                        100%            Mortgage Company

Aetna Vida S.A.                 Argentina(1)(*)    Aetna S.A.                         60%            Health and Life Insurance

Aetna International Peru S.A.   Peru(1)(*)         Aetna S.A.                         86%(ii)        Holding Company

Aetna Salud S.A.                Chile(1)(*)        Aetna S.A.                         90%            Health Indemnity - Chile

Administradora de Fondos de     Chile(1)(*)        Aetna Pensiones S.A.               62%            Pension Funds Management
Pensiones Santa Maria S.A.                                                                           Company

Santa Maria Internacional S.A.  Chile(1)(*)        Administradora de Fondos          100%            Pension Administration
                                                   de Pensiones Santa Maria
                                                   S.A.

Aetna Pensiones Peru S.A.       Peru(1)(**)        Santa Maria Internacional          71%(jj)        Investment
                                                   S.A.

Administradora de Fondos de     Peru(1)(**)        Aetna Pensiones Peru S.A.          30%(kk)        Pension Funds Management
Pensiones Integra S.A.                                                                               Company

Wiese Aetna Compania de         Peru(1)(*)         Aetna International Peru           34%            Insurance and Reinsurance
Seguros S.A.                                       S.A.

Immobilaria Padre Marinano      Chile(1)(*)        Aetna Credito Hipotecario          99%(ll)        Real Estate Development
S.A.                                               S.A.

Sul America Previdencia         Brazil(1)(*)       Sul America Aetna Seguros         100%            Pension
Privada                                            de Previdencia S.A.
-----
(ii)   Aetna Chile Seguros De Vida S.A. and Aetna Chile Seguros Generales S.A.
       have combined ownership of 14%.

(jj)   Aetna S.A. owns 29% of this company.

(kk)   Aetna Pensiones Peru S.A. owns 30% of this company.

(ll)   Aetna S.A. owns 1% of this company.


                                       16

December 31, 1997                     COMPANY ORGANIZATION LIST

Sul America Servicos Medicos    Brazil(1)(*)       Sul America Aetna Seguros         100%            Health Administrator
S.A.                                               de Previdencia S.A.

Brasilprev Previdencia          Brazil(1)(**)      Sul America Aetna Seguros          10%            Pension
Privada S.A.                                       de Previdencia S.A.

Brasilsaude Companhia de        Brazil(1)(*)       Sul America Aetna Seguros          51%            Insurance
Segoros                                            de Previdencia S.A.

Aetna Health Management         Ontario(1)(*)      Aetna Canada Holdings             100%            Managed Healthcare
Canada, Inc.                                       Limited

Aetna Life Insurance Company    Canada(1)(*)       Aetna Canada Holdings             100%            Life, Accident and Sickness
of Canada                                          Limited                                           Insurance

Equinox Financial Group Inc.    Canada(1)(*)       Aetna Canada Holdings              92%(mm)        Distributor of Life Insurance,
                                                   Limited                                           Financial and Related Products

2733854 Canada Ltd.             Canada(1)(*)       Aetna Canada Holdings              70%(nn)        Marketing of Life Ins. and
                                                   Limited                                           Related Products

AlphaQuest Capital Management   Ontario(1)(***)    Aetna Canada Holdings              15%            Investment Counselor Portfolio
Limited                                            Limited                                           Manager

Aetna Acceptance Corporation    Ontario(1)(*)      Aetna Canada Holdings             100%            Provision of Financial
Limited                                            Limited                                           Assistance to Agents to Assist
                                                                                                     in Growth of Business

969708 Ontario Limited          Ontario(1)(*)      Aetna Health Management           100%            Holding Company
                                                   Canada, Inc.

First Canadian Health           Canada(1)(**)      Aetna Health Management            49%            Managed Health Services
Management Corporation, Inc.                       Canada, Inc.
-----
(mm)   Aetna Life Insurance Company of Canada owns 8% of this corporation.

(nn)   Equinox Financial Group, Inc. owns 30% of this corporation.


                                       17

December 31, 1997                     COMPANY ORGANIZATION LIST

Aetna Benefits Management,     Canada(1)(*)        Aetna Life Insurance              100%            Claims Administration and
Inc.                                               Company of Canada                                 Actuarial Services

Landex Properties Ltd.         British             Aetna Life Insurance              100%            Real Estate Acquisitions
                               Columbia(1)(*)      Company of Canada

Mount-Batten Properties        Ontario(1)(*)       Aetna Life Insurance              100%            Acquisition, Development and
Limited                                            Company of Canada                                 Management of Real Estate

Financial Life Assurance       Canada(1)(*)        Aetna Canada Holdings             100%            Insurance company
Company of Canada                                  Limited

3158047 Canada Limited         Canada(1)(*)        Aetna Life Insurance              100%            Acquisition, Development and
                                                   Company of Canada                                 Management of Real Estate

3273806 Canada Limited         Canada(1)(*)        Aetna Life Insurance              100%            Real Estate Holding Company
                                                   Company of Canada

PVS Preferred Vision Services  Canada(1)(**)       Aetna Benefits                     20%            Provider of Ophthalmic, Service
Inc.                                               Management, Inc.                                  for Four Major Shareholders

Associative Rehabilitation     Ontario(1)(*)       969708 Ontario Limited            100%            Managed Health Services
Inc.

Churchill Office Park Limited  Canada(1)(**)       Mount-Batten Properties            45%            Real Estate Development of
                                                   Limited                                           Ottawa Site

Aetna Health (N.Z.) Limited    New Zealand(1)(**)  Aetna International (N.Z)          50%            Health Insurance Underwriting
                                                   Limited

Aetna Life Insurance (N.Z.)    New Zealand(1)(*)   Aetna Health (N.Z.)               100%            Group Benefits/Pension
Limited                                            Limited                                           Management

First Medical Corporation      New Zealand(1)(*)   Aetna Health (N.Z.)               100%            Indemnity Health Insurance
Limited                                            Limited

Medic Aid Computers Limited    New Zealand(1)(*)   First Medical Corporation         100%            Inactive
                                                   Limited

Medical Aids Hire (1974)       New Zealand(1)(*)   First Medical Corporation         100%            Non-Trading Subsidiary of First
Limited                                            Limited                                           Medical Corporation

First Health (New Zealand      New Zealand(1)(*)   Aetna Health (N.Z.)               100%            Super Annuitization/Long Term
Limited)                                           Limited                                           Care


                                       18

December 31, 1997                     COMPANY ORGANIZATION LIST

Prime Health Limited            New Zealand(1)(*)  First Health (New                  50%            Buying and Managing Risk for
                                                   Zealand) Limited                                  Publicly Funded Health Services
                                                                                                     and Providing Management
                                                                                                     Services and Infrastructure To
                                                                                                     its Network of Doctors

PLJ Holdings Limited            Hong Kong(1)(*)    Aetna Investment                  100%            Investment Management &
                                                   Management (F.E.)                                 Securities Trading
                                                   Holdings Limited

Aetna Investment Management     Hong Kong(1)(*)    Aetna Investment                  100%            Investment Management &
(F.E.) Limited                                     Management (F.E.)                                 Advisory Services for
                                                   Holdings Limited                                  Individual Clients and
                                                                                                     Investment Funds

Aetna International Fund        Hong Kong(1)(*)    Aetna Investment                  100%            Investment & Unit Trust
Managers Limited                                   Management (F.E.)                                 Management
                                                   Holdings Limited

Aetna Investment Management     Hong Kong(1)(*)    Aetna Investment                  100%            Nominee Services Holding Assets
(F.E.) Nominees Limited                            Management (F.E.)                                 of AIM F.E.'s Customers in
                                                   Holdings Limited                                  Street Name

Kwang HUA Securities            Taiwan(1)(***)     Aetna Investment                   20%            Securities Investment & Trust
Investment & Trust Co. Ltd.                        Management (F.E.)
                                                   Holdings Limited

Kwang HUA Securities            Taiwan(1)(***)     PLJ Holdings Limited               20%            Investment Consulting Company
Investment Consultant Co. Ltd.

U.S. Healthcare Financial       DE(1)(*)           Aetna U.S. Healthcare             100%            Holding Company
Services, Inc.                                     Inc. (PA)

Primary Holdings, Inc.          DE(1)(*)           Aetna U.S. Healthcare             100%            Holding Company
                                                   Inc. (PA)

Aetna Health Management, Inc.   DE(1)(*)           Aetna U.S. Healthcare             100%            HMO Management Company
                                                   Inc. (PA)

U.S. Healthcare Dental Plan,    PA(1)(*)           Aetna U.S. Healthcare             100%            Dental
Inc.                                               Inc. (PA)

                                       19

December 31, 1997                     COMPANY ORGANIZATION LIST

U.S. Healthcare Dental Plan,    NJ(1)(*)           Aetna U.S. Healthcare             100%            Dental
Inc.                                               Inc. (PA)

U.S. Healthcare Dental Plan,    DE(1)(*)           Aetna U.S. Healthcare             100%            Dental
Inc.                                               Inc. (PA)

U.S. Health Insurance Company   NY(1)(*)           Aetna U.S. Healthcare             100%            Accident and Health Insurance
                                                   Inc. (PA)                                         Company

Corporate Health Insurance      PA(1)(*)           Aetna U.S. Healthcare             100%            Accident and Health Insurance
Company                                            Inc. (PA)                                         Company

U.S. Managed Care, Inc.         MD(1)(*)           Aetna U.S. Healthcare             100%            Utilization Review
                                                   Inc. (PA)

Aetna U.S. Healthcare, Inc.     NJ(1)(*)           Aetna U.S. Healthcare             100%            HMO
                                                   Inc. (PA)

Aetna U.S. Healthcare, Inc.     NY(1)(*)           Aetna U.S. Healthcare             100%            HMO
                                                   Inc. (PA)

Aetna U.S. Healthcare, Inc.     CT(1)(*)           Aetna U.S. Healthcare             100%            HMO
                                                   Inc. (PA)

Aetna U.S. Healthcare, Inc.     MA(1)(*)           Aetna U.S. Healthcare             100%            HMO
                                                   Inc. (PA)

Aetna U.S. Healthcare, Inc.     DE(1)(*)           Aetna U.S. Healthcare             100%            HMO
                                                   Inc. (PA)

Aetna U.S. Healthcare of New    NH(1)(*)           Aetna U.S. Healthcare             100%            HMO
Hampshire, Inc.                                    Inc. (PA)

Advent Investments, Inc.        DE(1)(*)           U.S. Healthcare Financial         100%            DE Holding Company
                                                   Services, Inc.

Independent Investments, Inc.   DE(1)(*)           U.S. Healthcare Financial         100%            DE Holding Company
                                                   Services, Inc.

United States Physicians Care   PA(1)(*)           U.S. Healthcare Financial         100%            Financial Services to
Systems, Inc.                                      Services, Inc.                                    Physicians

United States Home Health       PA(1)(*)           U.S. Healthcare Financial         100%            Inactive - other Medical
Care Systems, Inc.                                 Services, Inc.                                    Services

                                       20

December 31, 1997                     COMPANY ORGANIZATION LIST

U.S. Health Aviation Corp.      PA(1)(*)           U.S. Healthcare Financial         100%            Ownership and Operation of
                                                   Services, Inc.                                    Airplanes

U.S. Healthcare Properties,     PA(1)(*)           U.S. Healthcare Financial         100%            Holding Company for Real Estate
Inc.                                               Services, Inc.

Inteli-Health, Inc.             DE(1)(*)           U.S. Healthcare Financial          98%            Software Development
                                                   Services, Inc.

USHC Management Services        DE(1)(*)           U.S. Healthcare Financial         100%            Management and Financial
Corporation                                        Services, Inc.                                    Services to Network Providers

U.S. Healthcare Advantage,      DE(1)(*)           Advent Investments, Inc.          100%            Holding Company
Inc.

Wissahickon Payment             DE(1)(*)           Advent Investments, Inc.          100%            Third Party Administrator
Administrators, Inc.

Advent Financial Services,      DE(1)(*)           U.S. Healthcare                   100%            Holding Company
Inc.                                               Advantage, Inc.

Corporate Health                PA(1)(*)           Advent Financial                  100%            Third Party Administrator for
Administrators, Inc.                               Services, Inc.                                    Self-Insured Plans

Managed Care Coordinators,      DE(1)(*)           Advent Financial                  100%            Evaluation and Administration
Inc.                                               Services, Inc.                                    of Multiple Health Plans

U.S. Phoenix Corporation        PA(1)(*)           Advent Financial                  100%            Shell
                                                   Services, Inc.

U.S. Quality Algorithms, Inc.   PA(1)(*)           Advent Financial                  100%            Services to Analyze the Quality
                                                   Services, Inc.                                    and Effectiveness of Medical
                                                                                                     Care

Workers Comp Advantage, Inc.    PA(1)(*)           Advent Financial                  100%            Case Management and other
                                                   Services, Inc.                                    Medical Management Services for
                                                                                                     Employers on Costs Related to
                                                                                                     Workers' Compensation Claims

Primary Investments, Inc.       DE(1)(*)           Primary Holdings, Inc.            100%            Holding Company

                                       21

December 31, 1997                     COMPANY ORGANIZATION LIST

United States Health Care       PA(1)(*)           Primary Investments, Inc.         100%            HMO
Systems of Pennsylvania, Inc.

Aetna U.S. Healthcare Inc.      VA(1)(*)           Primary Investments, Inc.          26%(oo)        HMO

U.S. Healthcare, Inc.           OH(1)(*)           Primary Investments, Inc.         100%            HMO

U.S. Healthcare of the          NC(1)(*)           Primary Investments, Inc.         100%            HMO
Carolinas, Inc.

Aetna U.S. Healthcare of        GA(1)(*)           Primary Investments, Inc.          63%            HMO
Georgia, Inc.

Advent HMO Corporation          ND(1)(*)           Primary Investments, Inc.         100%            Inactive

U.S. Health Insurance Company   CT(1)(*)           Primary Investments, Inc.         100%            Accident and Health Insurance
                                                                                                     Company

Aetna U.S. Healthcare, Inc.     AL(1)(*)           Primary Investments, Inc.         100%            HMO

Aetna U.S. Healthcare, Inc.     MI(1)(*)           Primary Investments, Inc.         100%            HMO

Aetna U.S. Healthcare, Inc.     OK(1)(*)           Primary Investments, Inc.         100%            HMO

U.S. Healthcare, Inc.           MO(1)(*)           Primary Investments, Inc.         100%            HMO

Aetna U.S. Healthcare           DE(1)(*)           Primary Investments, Inc.         100%            Holding Company
Holdings, Inc.

Aetna U.S. Healthcare Inc.      WA(1)(*)           Primary Investments, Inc.         100%            HMO

Aetna U.S. Healthcare of        CO(1)(*)           Aetna U.S. Healthcare             100%            HMO
Colorado, Inc.                                     Holdings, Inc.
-----
(oo)  Aetna Health Management, Inc. owns 74% of Aetna U.S. Healthcare, Inc. (VA)


                                       22

December 31, 1997                     COMPANY ORGANIZATION LIST

Aetna U.S. Healthcare, Inc.     OH(1)(*)           Aetna Health Management,          100%            HMO
                                                   Inc.

Aetna U.S. Healthcare Dental    CA(1)(*)           Aetna Health Management,          100%            Provide Pre-Paid Dental
Plan of California Inc.                            Inc.                                              Services

Aetna U.S. Healthcare, Inc.     FL(1)(*)           Aetna Health Management,          100%            HMO
                                                   Inc.

Informed Health, Inc.           DE(1)(*)           Aetna Health Management,          100%            Sponsors Health Information
                                                   Inc.                                              Service

Aetna U.S. Healthcare, Inc.     TN(1)(*)           Aetna Health Management,          100%            HMO
                                                   Inc.

Aetna U.S. Healthcare of        GA(1)(*)           Aetna Health Management,           37%(pp)        HMO
Georgia, Inc.                                      Inc.

Aetna Dental Care of New        NJ(1)(*)           Aetna Health Management,          100%            Dental Care
Jersey, Inc.                                       Inc.

AUSHC Holdings, Inc.            DE(1)(*)           Aetna Health Management,          100%            Holding Company
                                                   Inc.

Aetna U.S. Healthcare, Inc.     VA(1)(*)           Aetna Health Management,           74%(qq)        HMO
                                                   Inc.

Aetna Health Plans of the       NC(1)(*)           Aetna Health Management,          100%            HMO
Carolinas, Inc.                                    Inc.

Aetna U.S. Healthcare, Inc.     AZ(1)(*)           Aetna Health Management,          100%            HMO
                                                   Inc.

Aetna Dental Care of Texas,     TX(1)(*)           Aetna Health Management,          100%            HMO offering single health
Inc.                                               Inc.                                              service plan - dental

Aetna U.S. Healthcare of        IL(1)(*)           Aetna Health Management,          100%            HMO
Illinois, Inc.                                     Inc.

-----
(pp)   Primary Investments, Inc. owns 63% of Aetna U.S. Healthcare of Georgia,
       Inc.

(qq)   Primary Investments, Inc. owns 26% of Aetna U.S. Healthcare, Inc. (VA)

                                       23

December 31, 1997                     COMPANY ORGANIZATION LIST

Aetna Dental Care of            KY(1)(*)           Aetna Health Management,          100%            Dental Plan Organization
Kentucky, Inc.                                     Inc.

Aetna Health Plans of Central   PA(1)(*)           Aetna Health Management,          100%            HMO
and Eastern Pennsylvania, Inc.                     Inc.

Aetna U.S. Healthcare, Inc.     TX(1)(*)           Aetna Health Management,          100%            HMO
                                                   Inc.

Aetna U.S. Healthcare, Inc.     LA(1)(*)           Aetna Health Management,          100%            HMO
                                                   Inc.

MED Southwest, Inc.             TX(1)(*)           Aetna Health Management,           55%            Holding Company
                                                   Inc.

Freedom Choice, Inc.            PA(1)(*)           Aetna Health Plans of             100%            Third Party Administrator
                                                   Central and Eastern
                                                   Pennsylvania, Inc.

Aetna Government Health         CA(1)(*)           Aetna Health Management,          100%            Sponsors Champus Business
Plans, Inc.                                        Inc.

Aetna U.S. Healthcare of        CA(1)(*)           Aetna Health Management,          100%            HMO
California, Inc.                                   Inc.

Aetna Health Plans of New       NY(1)(*)           AUSHC Holdings, Inc.              100%            HMO
York, Inc.

Aetna Health Plans of New       NJ(1)(*)           AUSHC Holdings, Inc.              100%            HMO
Jersey, Inc.

Southwest Physicians Life       TX(1)(*)           MED Southwest, Inc.               100%            Life and Health Insurer
Insurance Company

Aetna U.S. Healthcare of        TX(1)(*)           MED Southwest, Inc.               100%            HMO
North Texas Inc.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc. and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

   (1)              (2)               (3)             (4)            (5)

                Net
Name of         Underwriting    Compensation on
Principal       Discounts and   Redemption or      Brokerage
Underwriter     Commissions     Annuitization      Commissions   Compensation*
-----------     -------------   ---------------    -----------   -------------
Aetna Life                      $1,325,661                       $96,924,599
Insurance
and Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH)[Paragraph]78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75964) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 9th day of February, 1998.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                                By:   AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                By:   Thomas J. McInerney*
                                      --------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                           Date
---------                     -----                           ----
Thomas J. McInerney*          Director and President      )
----------------------------  (principal executive        )
Thomas J. McInerney           officer)                    )
                                                          )
Timothy A. Holt*              Director and                )
----------------------------  Chief Financial Officer     )
Timothy A. Holt                                           )  February 9, 1998
                                                          )
J. Scott Fox*                 Director                    )
----------------------------                              )
J. Scott Fox                                              )
                                                          )
John Y. Kim*                  Director                    )
----------------------------                              )
John Y. Kim                                               )

Shaun P. Mathews*             Director                    )
----------------------------                              )
Shaun P. Mathews                                          )
                                                          )
Thomas P. Waldron*            Director                    )
----------------------------                              )
Thomas P. Waldron                                         )
                                                          )
Deborah Koltenuk*             Vice President              )
----------------------------  and Treasurer,              )
Deborah Koltenuk              Corporate Controller        )

By: /s/ Mary Katherine Johnson
    ---------------------------
      Mary Katherine Johnson
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.  Exhibit                                                      Page
-----------  -------                                                      ----
99-B.1     Resolution of the Board of Directors of Aetna Life              *
           Insurance and Annuity Company establishing Variable Annuity
           Account C

99-B.3.1   Broker-Dealer Agreement                                         *

99-B.3.2   Alternative Form of Wholesaling Agreement and Related           *
           Selling Agreement

99-B.4.1   Variable Annuity Contract (G-CDA-HF)                            *

99-B.4.2   Variable Annuity Contract (IA-CDA-IA)                           *

99-B.4.3   Variable Annuity Contract (G-CDA-HD)                            *

99-B.4.4   Variable Annuity Contract (GIT-CDA-HO)                          *

99-B.4.5   Variable Annuity Contract (GLIT-CDA-HO)                         *

99-B.4.6   Variable Annuity Contract (GST-CDA-HO)                          *

99-B.4.7   Variable Annuity Contract (I-CDA-HD)                            *

99-B.4.8   Variable Annuity Contract (I-CDA-IA(RP))                        *

99-B.4.9   Endorsements (EIGET-IC(R), EIGF-IC, EGF-IC(SPD)) to             *
           Contract IA-CDA-IA

99-B.4.10  Endorsement (EGET-IC(R)) to Contracts G-CDA-HD and G-CDA-HF     *

99-B.4.11  Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA     *

99-B.4.12  Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO       *
           and GST-CDA-HO

*Incorporated by reference

Exhibit No.            Exhibit                                            Page
-----------            -------                                            ----
99-B.4.13  Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO,               *
           GLIT-CDA-HO and GST-CDA-HO

99-B.4.14  Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HD and           *
           G-CDA-HF

99-B.4.15  Endorsement (EFUND97)                                           *

99-B.5     Variable Annuity Contract Application (710.00.16H)              *

99-B.6.1   Certification of Incorporation of Aetna Life Insurance and      *
           Annuity Company

99-B.6.2   Amendment of Certificate of Incorporation of Aetna Life         *
           Insurance and Annuity Company

99-B.6.3   By-Laws as amended September 17, 1997 of Aetna Life             *
           Insurance and Annuity Company

99-B.8.1   Fund Participation Agreement between Aetna Life Insurance       *
           and Annuity Company and Calvert Asset Management
           Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March
           13, 1989 and amended December 27, 1993

99-B.8.2   Second Amendment dated January 1, 1996 to Fund                  *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company and Calvert Asset Management Company
           (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3   Third Amendment dated February 11, 1997 to Fund                 *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company and Calvert Asset Management Company
           (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996

*Incorporated by reference

Exhibit No.            Exhibit                                            Page
-----------            -------                                            ----
99-B.8.4   Fourth Amendment dated February 28, 1997 to Fund                *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company and Calvert Asset Management Company
           (Calvert Responsibly Invested Balanced Portfolio, formerly
           Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996 and February
           11, 1997

99-B.8.5   Fund Participation Agreement between Aetna Life Insurance       *
           and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
           1995, January 1, 1996 and March 1, 1996

99-B.8.6   Fifth Amendment dated as of May 1, 1997 to the Fund             *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company, Variable Insurance Products Fund and
           Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
           1995, January 1, 1996 and March 1, 1996

99-B.8.7 Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and
           Annuity Company, Variable Insurance Products Fund and
           Fidelity Distributors Corporation dated February 1, 1994
           and amended on December 15, 1994, February 1, 1995, May 1,
           1995, January 1, 1996 March 1, 1996 and May 1, 1997         ________

99-B.8.8   Fund Participation Agreement between Aetna Life Insurance       *
           and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1,
           1994 and amended on December 15, 1994, February 1, 1995,
           May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.9   Fifth Amendment dated as of May 1, 1997 to the Fund             *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company, Variable Insurance Products Fund II and
           Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
           1995, January 1, 1996 and March 1, 1996


*Incorporated by Reference

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----
99-B.8.10  Service Agreement between Aetna Life Insurance and Annuity      *
           Company and Fidelity Investments Institutional Operations
           Company dated as of November 1, 1995

99-B.8.11  Amendment dated January 1, 1997 to Service Agreement            *
           between Aetna Life Insurance and Annuity Company and
           Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.12  Fund Participation Agreement among Janus Aspen Series and       *
           Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.13  Service Agreement between Janus Capital Corporation and         *
           Aetna Life Insurance and Annuity Company dated December 8,
           1997

99-B.8.14  Fund Participation Agreement between Aetna Life Insurance       *
           and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.9     Opinion and Consent of Counsel                              ________

99-B.10    Consent of Independent Auditors                             ________

99-B.13    Schedule for Computation of Performance Data                    *

99-B.15.1  Powers of Attorney                                              *

99-B.15.2  Authorization for Signatures                                    *

*Incorporated by reference